UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-22271
                                                     ---------------------

                     Nuveen New York Municipal Value Fund 2
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kevin J. McCarthy
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: September 30
                                           ------------------

                  Date of reporting period: March 31, 2010
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                        LOGO: NUVEEN INVESTMENTS

Closed-End Funds

Nuveen Investments
Municipal Closed-End Funds
It's not what you earn, it's what you keep.(R)

Semi-Annual Report
March 31, 2010

---------------     ---------------   --------------------   ------------------
Nuveen New York     Nuveen New York   Nuveen New York        Nuveen New York
Municipal Value     Municipal Value   Performance Plus       Dividend Advantage
Fund, Inc.          Fund 2            Municipal Fund, Inc.   Municipal Fund
NNY                 NYV               NNP                    NAN

-------------------
Nuveen New York
Dividend Advantage
Municipal Fund 2
NXK

                                                                        March 10

LIFE IS COMPLEX.

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It only takes a minute to sign up for e-Reports. Once enrolled, you'll receive an e-mail as soon as your Nuveen Fund information is ready. No more waiting for
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report and save it on your computer if you wish.

Free e-Reports right to your e-mail!

WWW.INVESTORDELIVERY.COM

If you receive your Nuveen Fund dividends and statements from your financial advisor or brokerage account.

OR

WWW.NUVEEN.COM/ACCOUNTACCESS

If you receive your Nuveen Fund dividends and statements directly from Nuveen.

                                                        LOGO: NUVEEN INVESTMENTS

Chairman's
Letter to Shareholders

[PHOTO OF ROBERT P. BREMNER]

DEAR SHAREHOLDER,

The economic environment in which your Fund operates reflects continuing but uneven economic recovery. The U.S. and other major industrial countries are experiencing steady but comparatively low levels of economic growth, while emerging market countries are seeing a resumption of relatively strong economic expansion. The largest source of economic uncertainty is the potential impact of steps being considered by many governments to counteract the extraordinary governmental spending and credit expansion carried out to deal with the financial and economic crisis of 2008. Consequently, the implications for future tax rates, government spending, interest rates and the pace of economic recovery in the U.S. and other leading economies are extremely difficult to predict at the present time. The long term health of the global economy depends on restoring some measure of fiscal discipline around the world, but since all of the corrective steps require economic pain, it is not surprising that governments are reluctant to undertake them.

In the near term, governments remain committed to furthering economic recovery and realizing a meaningful reduction in their national unemployment rates. Such an environment should produce continued economic growth and, consequently, attractive investment opportunities. Over the longer term, the larger uncertainty mentioned earlier carries the risk of unexpected potholes in the road to sustained recovery. For this reason, Nuveen's investment management teams are working hard to balance return and risk by building well-diversified portfolios, among other strategies. I encourage you to read the following commentary on the management of your Fund. As always, I also encourage you to contact your financial consultant if you have any questions about your Nuveen Fund investment.

Over the last six months, the Nuveen leveraged municipal closed-end funds continued to make progress in refinancing their auction rate preferred shares
(ARPS). By the fall of 2009, all of the Nuveen taxable closed-end Funds had completed redemption of their ARPS at par value. As of April 30, 2010, approximately 39% of the municipal ARPS issued by the Nuveen Funds also had been redeemed. Please consult the Nuveen web site for the most recent information on this issue and all recent developments on your Nuveen Funds at: www.nuveen.com.

On behalf of the other members of your Fund's Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/Robert P. Bremner
-----------------------
Robert P. Bremner
Chairman of the Board
May 21, 2010

                                                            Nuveen Investments 1

Portfolio Manager's Comments

Nuveen New York Municipal Value Fund, Inc. (NNY)
Nuveen New York Municipal Value Fund 2 (NYV)
Nuveen New York Performance Plus Municipal Fund, Inc. (NNP)
Nuveen New York Dividend Advantage Municipal Fund (NAN)
Nuveen New York Dividend Advantage Municipal Fund 2 (NXK)

Portfolio manager Cathryn Steeves discusses key investment strategies and the six-month performance of the Nuveen New York Funds. Cathryn, who joined Nuveen in 1996, has managed NNY, NNP, NAN and NXK since 2006. In April 2009, she added portfolio management responsibility for NYV.

WHAT KEY STRATEGIES WERE USED TO MANAGE THE NEW YORK FUNDS DURING THE SIX-MONTH REPORTING PERIOD ENDED MARCH 31, 2010?

Municipal market conditions began to show general signs of improvement throughout most of the period. This trend was bolstered by the reduced issuance of tax-exempt municipal debt in the marketplace, due in part to the introduction of the Build America Bond program in April 2009. Build America Bonds are a new class of taxable municipal debt created as part of the February 2009 economic stimulus package. These bonds currently offer municipal issuers a federal subsidy equal to 35% of the bonds' interest payments and therefore provide issuers with an attractive alternative to traditional tax-exempt debt. For the six-month period ended March 31, 2010, taxable Build America Bonds issuance totaled $55.3 billion, accounting for almost 25% of new bonds in the municipal market nationwide.

In New York, the Build America Bond program had a significant impact on the availability of tax-exempt issuance, especially among the longer maturities that we typically seek to purchase for these Funds. For the six months ended March 31, 2010, Build America Bonds issuance in New York totaled $7.4 billion, which ranked the state as the second largest user of these bonds (after California). Although total municipal issuance, which includes tax-exempt as well as taxable bonds, was up substantially in New York for this period Build America Bonds made up approximately 31.5% of that supply. Since interest payments from Build America Bonds represent taxable income, we do not view these bonds as good investment opportunities for the New York Funds.

CERTAIN STATEMENTS IN THIS REPORT ARE FORWARD-LOOKING STATEMENTS. DISCUSSIONS OF SPECIFIC INVESTMENTS ARE FOR ILLUSTRATION ONLY AND ARE NOT INTENDED AS RECOMMENDATIONS OF INDIVIDUAL INVESTMENTS. THE FORWARD-LOOKING STATEMENTS AND OTHER VIEWS EXPRESSED HEREIN ARE THOSE OF THE PORTFOLIO MANAGER AS OF THE DATE OF THIS REPORT. ACTUAL FUTURE RESULTS OR OCCURRENCES MAY DIFFER SIGNIFICANTLY FROM THOSE ANTICIPATED IN ANY FORWARD-LOOKING STATEMENTS, AND THE VIEWS EXPRESSED HEREIN ARE SUBJECT TO CHANGE AT ANY TIME, DUE TO NUMEROUS MARKET AND OTHER FACTORS. THE FUNDS DISCLAIM ANY OBLIGATION TO UPDATE PUBLICLY OR REVISE ANY FORWARD-LOOKING STATEMENTS OR VIEWS EXPRESSED HEREIN.

2 Nuveen Investments

Despite the constrained issuance of tax-exempt municipal bonds, we continued to find attractive value opportunities, taking a bottom-up approach to discovering undervalued sectors and individual credits with the potential to perform relatively well over the long term. Areas of the market where we found value included water and sewer, housing and airport bonds. We also added health care and higher education credits to the Funds. Tax-exempt supply was usually more plentiful in these two sectors because, as 501(c)(3) (nonprofit) organizations, hospitals and private universities generally do not qualify for the Build America Bond program and so must continue to issue bonds in the tax-exempt municipal market. We also purchased bonds issued for the Hudson Yards Redevelopment Project to fund infrastructure and business development on Manhattan's Far West Side, including extension of the subway line and expansion of the Javits Center.

In general, our purchases during this period focused on bonds offering premium coupons as a defense against a potential rise in interest rates. We also bought bonds with retail structures (i.e., higher quality credits priced at a slight discount with coupons around 5%). Cash for new purchases was generated almost entirely from bond calls.

As of March 31, 2010, all five of these Funds used inverse floating rate securities.(1) We employ inverse floaters for a variety of reasons, including leverage, duration management and both income and total return enhancement.

HOW DID THE FUNDS PERFORM?

Individual results for the Nuveen New York Funds, as well as relevant index and peer group information, are presented in the accompanying table.

AVERAGE ANNUAL TOTAL RETURNS ON COMMON SHARE NET ASSET VALUE*
FOR PERIODS ENDED 3/31/10

                              SIX-MONTH    1-YEAR        5-YEAR         10-YEAR
-------------------------------------------------------------------------------
NNY(2)                            0.79%    10.77%         4.31%           5.14%
NYV(2)                            0.58%    13.64%**        N/A             N/A
NNP                               0.95%    17.36%         4.91%           7.14%
NAN                               1.02%    19.82%         4.69%           7.28%
NXK                               1.37%    19.05%         5.01%            N/A

Standard & Poor's (S&P) New
York Municipal Bond Index(3)      0.53%    10.73%         4.70%           5.65%

Standard & Poor's (S&P)
National Municipal Bond Index(4)  0.28%    11.26%         4.42%           5.54%

Lipper New York Municipal
Debt Funds Average(5)             1.18%    21.80%         3.52%           6.19%
-------------------------------------------------------------------------------

* Six-month returns are cumulative; returns for one-year, five-year, and ten-year are annualized.

** The cumulative return shown for NYV represents the period from its inception on April 28, 2009, through March 31, 2010. Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

      For additional information, see the individual Performance Overview for your Fund in this report.

(1) An inverse floating rate security, also known as an inverse floater, is a financial instrument designed to pay long-term tax-exempt interest at a rate that varies inversely with a short-term tax-exempt interest rate index. For the Nuveen Funds, the index typically used is the Securities Industry and Financial Markets (SIFM) Municipal Swap Index (previously referred to as the Bond Market Association Index or BMA). Inverse floaters, including those inverse floating rate securities in which the Funds invested during this reporting period, are further defined within the Notes to Financial Statements and Glossary of Terms Used in this Report sections of this report.

(2) NNY and NYV do not issue auction rate preferred (Preferred) shares; the remaining three Funds in this report issue Preferred shares.

(3) The Standard & Poor's (S&P) New York Municipal Bond Index is an unleveraged, market value-weighted index designed to measure the performance of the investment-grade New York municipal bond market. This index does not reflect any initial or ongoing expenses and is not available for direct investment.

(4) The Standard & Poor's (S&P) National Municipal Bond Index is an unleveraged, market value-weighted index designed to measure the performance of the investment-grade U.S. municipal bond market. This index does not reflect any initial or ongoing expenses and is not available for direct investment.

(5) The Lipper New York Municipal Debt Funds Average is calculated using the returns of all closed-end funds in this category for each period as follows: six-month, 18 funds; 1-year, 17 funds; 5-year, 17 funds; and 10-year, 8 funds. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. The Lipper average is not available for direct investment.

                                                            Nuveen Investments 3

For the six months ended March 31, 2010, the cumulative returns on common share net asset value (NAV) for all five of these New York Funds outperformed the Standard & Poor's (S&P) New York Municipal Bond Index and the Standard & Poor's (S&P) National Municipal Bond Index. NXK also exceeded the average return for the Lipper New York Municipal Debt Funds Average, while the remaining four Funds lagged this measure.

Key management factors that influenced the Funds' returns during this period included yield curve and duration positioning, credit exposure and sector allocation. In addition, the use of leverage was an important factor during this period. One of the reasons that the returns of NNY and NYV trailed those of the other three New York Funds for the six-month period was that these two Funds do not use structural leverage. The impact of structural leverage is discussed in more detail on page five.

During this period, short and intermediate-term bonds generally outperformed credits with longer maturities, with bonds maturing in 20 years or more posting negative returns for the period. Overall, duration and yield curve positioning was a neutral factor in the performances of these Funds. Although the Funds benefited from being under-weight in the underperforming longer end of the yield curve, this was offset by their underexposure to the shorter part of the curve that outperformed. NYV, which had the longer duration typical of a new Fund recently invested in long-term bonds, was the least advantageously positioned in terms of duration among these Funds.

Credit exposure had the most impact on the performance of these Funds. The demand for municipal bonds increased during this period, driven by a variety of factors, including concerns about potential tax increases, the need to rebalance portfolio allocations and a growing appetite for additional risk. At the same time, the supply of new tax-exempt municipal securities declined. As investors bid up municipal bond prices, bonds rated BBB or below and non-rated bonds generally outperformed those rated AAA. In this environment, the Fund's performance benefited from their allocations to lower quality credits. This was especially true in NXK and NAN, which had the heaviest weightings of bonds rated BBB or lower and non-rated bonds among these five Funds.

Holdings that generally contributed positively to the Funds' performance during this period included housing and health care bonds. On the whole, these five Funds were overweighted in both housing and health care credits, which enhanced their returns. Revenue bonds as a whole performed well, with resource recovery, electric utilities, leasing and transportation among the sectors also outperforming the general municipal market for this period. In addition, pre-refunded bonds, which are typically backed by U.S. Treasury securities, were among the stronger performers, primarily due to their shorter effective

4 Nuveen Investments
maturities. As of March 31, 2010, NNP and NXK had the largest allocations of pre-refunded bonds among these five Funds, which benefited their performance.

Zero coupon bonds, special tax credits and general obligation (GO) bonds generally posted negative returns for this period, while education and water and sewer bonds failed to keep pace with the overall municipal market for the six months.

IMPACT OF THE FUNDS' CAPITAL STRUCTURES AND LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of most of these Funds relative to the comparative indexes was the Funds' use of financial leverage. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total returns for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when bond prices generally are rising.

Leverage made a significant positive contribution to the performance of these Funds over this reporting period.

RECENT DEVELOPMENTS REGARDING THE FUNDS' LEVERAGED CAPITAL STRUCTURE

Shortly after their inceptions, each of the Funds except NNY and NYV issued auction rate preferred shares (ARPS) to create financial leverage. As noted in past shareholder reports, the ARPS issued by many closed-end funds, including these Funds, have been hampered by a lack of liquidity since February 2008. Since that time, more ARPS have been submitted for sale in each of their regularly scheduled auctions than there have been offers to buy. In fact, offers to buy have been almost completely non-existent since late February 2008. This means that these auctions have "failed to clear," and that many, or all, of the ARPS shareholders who wanted to sell their shares in these auctions were unable to do so. This lack of liquidity in ARPS did not lower the credit quality of these shares, and ARPS shareholders unable to sell their shares received distributions at the "maximum rate" applicable to failed auctions, as calculated in accordance with the pre-established terms of the ARPS. In the recent market, with short-term rates at multi-generational lows, those maximum rates also have been low.

                                                            Nuveen Investments 5

One continuing implication for common shareholders from the auction failures is that each Fund's cost of leverage likely has been incrementally higher at times than it otherwise might have been had the auctions continued to be successful. As a result, each Fund's common share earnings likely have been incrementally lower at times than they otherwise might have been.

As noted in past shareholder reports, the Nuveen funds' Board of Directors/Trustees authorized several methods to refinance a portion of the Nuveen funds' outstanding ARPS. Some Funds have utilized tender option bonds
(TOBs), also known as floating rate securities for leverage purposes. The amount of TOBs that a Fund may use varies according to the composition of each Fund's portfolio. Some funds have a greater ability to use TOBs than others. As of March 31, 2010, some funds have issued Variable Rate Demand Preferred Shares
(VRDP), but these issuances have been limited since it has been difficult to find liquidity providers on economically viable terms given the constrained credit environment. Some Funds have issued MuniFund Term Preferred Shares
(MTP), a fixed rate form of preferred stock with a mandatory redemption period of five years.

While all these efforts have reduced the total amount of outstanding ARPS issued by the Nuveen funds, the Funds cannot provide any assurance on when the remaining outstanding ARPS might be redeemed.

As of March 31, 2010, the amounts of ARPS redeemed at par by each of the Funds are as shown in the accompanying table.

                                          AUCTION RATE         % OF ORIGINAL
                                      PREFERRED SHARES          AUCTION RATE
FUND                                          REDEEMED      PREFERRED SHARES
-----------------------------------------------------------------------------
NNP                                    $   124,300,000                100.00%
NAN                                    $    47,100,000                  68.3%
NXK                                    $    12,900,000                  27.4%
-----------------------------------------------------------------------------

Subsequent to the reporting period, NXK completed the issuance of $37.89 million of 2.55%, Series 2015 MTP. The net proceeds from this offering were used to refinance the Fund's outstanding ARPS at par. The newly-issued MTP shares trade on the New York Stock Exchange (NYSE) under the symbol "NXK Pr C". MTP is a fixed-rate form of preferred stock with a mandatory redemption period, in this case, of five years. By issuing MTP, the Fund seeks to take advantage of the current historically low interest rate environment to lock in an attractive federally tax-exempt cost of leverage for a period as long as the term of the MTP. The Fund's managers believe that issuing MTP may help the Fund mitigate the risk of a significant increase in their cost of leverage should short-term interest rates rise sharply in the coming years.

6 Nuveen Investments

Subsequent to the reporting period, NXK noticed for redemption at par the remaining $34.1 million of its outstanding ARPS using the proceeds from the issuance of MTP described above.

As of March 31, 2010, 82 out of the 84 Nuveen closed-end municipal funds that had issued ARPS have redeemed at par all or a portion of these shares. These redemptions bring the total amount of Nuveen's municipal closed-end funds' ARPS redemptions to approximately $4.3 billion of the approximately $11.0 billion originally outstanding.

On April 9, 2010, twenty-six Nuveen leveraged closed-end funds, including NNP, received a demand letter from a law firm on behalf of the each such fund's common shareholders, alleging that Nuveen and the fund's officers and Board of Directors breached their fiduciary duties related to the redemption at par of the fund's ARPS. The funds' independent Board is evaluating the demand letters for each fund.

For up-to-date information, please visit the Nuveen CEF Auction Rate Preferred Resource Center at: http://www.nuveen.com/arps.

                                                          Nuveen Investments 7

Common Share Dividend
and Share Price Information

During the six-month reporting period ended March 31, 2010, NNP, NAN and NXK each had one monthly dividend increase, while the dividends of NNY and NYV remained stable throughout the period.

Due to normal portfolio activity, common shareholders of the following Funds received capital gains and/or net ordinary income distributions at the end of December 2009 as follows:

                                                    SHORT-TERM CAPITAL GAINS
                LONG-TERM CAPITAL GAINS               AND/OR ORDINARY INCOME
FUND                         (PER SHARE)                          (PER SHARE)
-----------------------------------------------------------------------------
NNY                         $    0.0173                         $     0.0050
NNP                         $    0.0154                                    -
NAN                         $    0.0431                                    -
NXK                         $    0.0076                         $     0.0008
-----------------------------------------------------------------------------
All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of March 31, 2010, all of the Funds in this report had positive UNII balances, based upon our best estimate, for tax purposes. NNY, NNP, NAN and NXK had positive UNII balances and NYV had a negative UNII balance for financial reporting purposes.

COMMON SHARE REPURCHASES AND SHARE PRICE INFORMATION

As of March 31, 2010, the Funds cumulatively repurchased common shares as shown in the accompanying table.

                               COMMON SHARES                 % OF OUTSTANDING
FUND                             REPURCHASED                    COMMON SHARES
-----------------------------------------------------------------------------
NNY                                        -                               -
NYV                                        -                               -
NNP                                   27,800                             0.2%
NAN                                        -                               -
NXK                                    7,200                             0.1%
-----------------------------------------------------------------------------

8 Nuveen Investments

The Funds did not repurchase any of their outstanding common shares during the six-month reporting period.

As of March 31, 2010, the Funds' common share prices were trading at (-) discounts to their common share NAVs as shown in the accompanying table.

                                     3/31/10                  SIX-MONTH AVERAGE
FUND                            (-) DISCOUNT                       (-) DISCOUNT
-------------------------------------------------------------------------------
NNY                                   -0.62%                             -2.03%
NYV                                   -4.48%                             -5.63%
NNP                                   -7.23%                             -8.27%
NAN                                   -7.23%                             -9.13%
NXK                                   -6.19%                             -8.85%
-------------------------------------------------------------------------------

                                                            Nuveen Investments 9

NNY Performance OVERVIEW | Nuveen New York Municipal Value Fund, Inc. as of March 31, 2010

CREDIT QUALITY (AS A % OF TOTAL INVESTMENTS)

                                  [PIE CHART]

AAA/U.S.
Guaranteed                                                                   27%
AA                                                                           40%
A                                                                            16%
BBB                                                                           7%
BB or Lower                                                                   5%
N/R                                                                           5%

2009-2010 MONTHLY TAX-FREE DIVIDENDS PER COMMON SHARE(2)

                                  [LINE CHART]

Apr                                                                 $     0.0355
May                                                                       0.0355
Jun                                                                       0.0355
Jul                                                                       0.0355
Aug                                                                       0.0355
Sep                                                                       0.0355
Oct                                                                       0.0355
Nov                                                                       0.0355
Dec                                                                       0.0355
Jan                                                                       0.0355
Feb                                                                       0.0355
Mar                                                                       0.0355

COMMON SHARE PRICE PERFORMANCE -- WEEKLY CLOSING PRICE

                                  [LINE CHART]

4/01/09                                                             $       8.89
                                                                               9
                                                                            8.95
                                                                          9.0367
                                                                          9.1907
                                                                            9.32
                                                                            9.35
                                                                            9.38
                                                                            9.37
                                                                            9.34
                                                                             9.3
                                                                             9.1
                                                                          9.0999
                                                                            9.09
                                                                            9.18
                                                                            9.07
                                                                            9.12
                                                                            9.13
                                                                            9.34
                                                                            9.25
                                                                            9.31
                                                                          9.5499
                                                                            9.74
                                                                            9.58
                                                                            9.53
                                                                            9.57
                                                                            9.64
                                                                          9.5782
                                                                          9.5254
                                                                            9.39
                                                                            9.55
                                                                          9.4399
                                                                            9.46
                                                                             9.5
                                                                            9.65
                                                                            9.74
                                                                             9.5
                                                                            9.65
                                                                            9.64
                                                                            9.58
                                                                            9.45
                                                                             9.5
                                                                          9.4499
                                                                            9.45
                                                                            9.45
                                                                            9.55
                                                                          9.4785
                                                                            9.44
                                                                          9.5495
                                                                          9.6554
                                                                            9.67
                                                                            9.67
                                                                            9.76
3/31/10                                                                     9.69

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                  $      9.69
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                     $      9.75
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -0.62%
--------------------------------------------------------------------------------
Market Yield                                                               4.40%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                6.56%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                $   147,676
--------------------------------------------------------------------------------
Average Effective
Maturity on Securities (Years)                                            15.35
--------------------------------------------------------------------------------
Modified Duration                                                          4.72
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 10/07/87)
--------------------------------------------------------------------------------
                                                   ON SHARE PRICE        ON NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                        4.42%          0.79%
--------------------------------------------------------------------------------
1-Year                                                     13.49%         10.77%
--------------------------------------------------------------------------------
5-Year                                                      5.30%          4.31%
--------------------------------------------------------------------------------
10-Year                                                     6.80%          5.14%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     25.9%
--------------------------------------------------------------------------------
Health Care                                                                11.5%
--------------------------------------------------------------------------------
Tax Obligation/General                                                      9.5%
--------------------------------------------------------------------------------
Transportation                                                              9.2%
--------------------------------------------------------------------------------
Education and Civic Organizations                                           8.9%
--------------------------------------------------------------------------------
Utilities                                                                   6.9%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                             6.4%
--------------------------------------------------------------------------------
Housing/Multifamily                                                         6.2%
--------------------------------------------------------------------------------
Long-Term Care                                                              5.9%
--------------------------------------------------------------------------------
Other                                                                       9.6%
--------------------------------------------------------------------------------

(1) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(2) The Fund paid shareholders capital gains and net ordinary income distributions in December 2009 of $0.0223 per share.

10 Nuveen Investments

NYV Performance OVERVIEW | Nuveen New York Municipal Value Fund 2, Inc. as of March 31, 2010

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                  $     14.91
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                     $     15.61
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -4.48%
--------------------------------------------------------------------------------
Market Yield                                                               5.15%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                7.68%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                $    36,636
--------------------------------------------------------------------------------
Average Effective
Maturity on Securities (Years)                                            25.63
--------------------------------------------------------------------------------
Modified Duration                                                          9.43
--------------------------------------------------------------------------------

CUMULATIVE TOTAL RETURN
(Inception 4/28/09)
--------------------------------------------------------------------------------
                                                      ON SHARE PRICE     ON NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                           3.14%       0.58%
--------------------------------------------------------------------------------
Since Inception                                                3.90%      13.64%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     26.3%
--------------------------------------------------------------------------------
Health Care                                                                20.3%
--------------------------------------------------------------------------------
Housing/Multifamily                                                        13.1%
--------------------------------------------------------------------------------
Education and Civic Organizations                                          12.2%
--------------------------------------------------------------------------------
Transportation                                                             10.9%
--------------------------------------------------------------------------------
Tax Obligation/General                                                      7.3%
--------------------------------------------------------------------------------
Euro Dollar Time Deposit                                                    0.5%
--------------------------------------------------------------------------------
Other                                                                       9.4%
--------------------------------------------------------------------------------

CREDIT QUALITY (AS A % OF TOTAL INVESTMENTS(2)

                                  [PIE CHART]

AAA/U.S.
Guaranteed                                                                   16%
AA                                                                           35%
A                                                                            25%
BBB                                                                          14%
BB or Lower                                                                   3%
N/R                                                                           7%

2009-2010 MONTHLY TAX-FREE DIVIDENDS PER COMMON SHARE

                                  [BAR CHART]

Jun                                                                 $      0.064
Jul                                                                        0.064
Aug                                                                        0.064
Sep                                                                        0.064
Oct                                                                        0.064
Nov                                                                        0.064
Dec                                                                        0.064
Jan                                                                        0.064
Feb                                                                        0.064
Mar                                                                        0.064

COMMON SHARE PRICE PERFORMANCE -- WEEKLY CLOSING PRICE

                                  [LINE CHART]

5/01/09                                                             $      14.75
                                                                           14.63
                                                                           13.85
                                                                            13.6
                                                                         13.7992
                                                                            13.8
                                                                           13.26
                                                                           13.12
                                                                           13.28
                                                                            13.4
                                                                           13.72
                                                                           13.73
                                                                           13.85
                                                                            14.1
                                                                           14.11
                                                                              14
                                                                           14.01
                                                                         14.0501
                                                                         14.2165
                                                                           14.42
                                                                            14.7
                                                                            14.9
                                                                         14.9999
                                                                           14.99
                                                                           14.85
                                                                            14.8
                                                                         14.7636
                                                                            14.7
                                                                           14.63
                                                                           14.55
                                                                            14.4
                                                                            14.5
                                                                         14.5999
                                                                           14.35
                                                                           14.37
                                                                           14.35
                                                                           14.59
                                                                           14.49
                                                                          14.508
                                                                           14.53
                                                                           14.63
                                                                         14.4999
                                                                            14.4
                                                                           14.48
                                                                           14.52
                                                                           14.59
                                                                           14.57
                                                                           14.99
3/31/10                                                                    14.91

(1) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(2)   Excluding Euro Dollar Time Deposit.

                                                           Nuveen Investments 11

NNP Performance OVERVIEW | Nuveen New York Performance Plus Municipal Fund, Inc. as of March 31, 2010

CREDIT QUALITY (AS A % OF TOTAL INVESTMENTS)(3)

                                  [PIE CHART]

AAA/U.S.
Guaranteed                                                                   33%
AA                                                                           36%
A                                                                            15%
BBB                                                                           9%
BB or Lower                                                                   3%
N/R                                                                           4%

2009-2010 MONTHLY TAX-FREE DIVIDENDS PER COMMON SHARE(2)

                                  [BAR CHART]

Apr                                                                 $     0.0595
May                                                                       0.0645
Jun                                                                       0.0645
Jul                                                                       0.0645
Aug                                                                       0.0645
Sep                                                                        0.067
Oct                                                                        0.067
Nov                                                                        0.067
Dec                                                                        0.068
Jan                                                                        0.068
Feb                                                                        0.068
Mar                                                                        0.068

COMMON SHARE PRICE PERFORMANCE -- WEEKLY CLOSING PRICE

                                  [LINE CHART]

4/01/09                                                             $      11.78
                                                                           11.95
                                                                           12.45
                                                                           12.13
                                                                           12.33
                                                                            12.3
                                                                           12.87
                                                                           12.77
                                                                            12.9
                                                                         12.7732
                                                                           12.71
                                                                           12.34
                                                                           12.48
                                                                          12.546
                                                                           12.93
                                                                           13.05
                                                                           13.03
                                                                           13.23
                                                                         13.7211
                                                                           13.94
                                                                           13.91
                                                                           14.06
                                                                           14.14
                                                                           14.26
                                                                            14.7
                                                                           14.85
                                                                         14.7673
                                                                           14.82
                                                                            14.7
                                                                           13.88
                                                                           14.03
                                                                           13.78
                                                                           14.09
                                                                           13.81
                                                                           13.68
                                                                           13.72
                                                                           13.83
                                                                           13.91
                                                                           13.89
                                                                           13.99
                                                                           13.89
                                                                         13.9649
                                                                           14.04
                                                                         13.9299
                                                                           14.03
                                                                           14.23
                                                                           14.06
                                                                           13.95
                                                                           14.07
                                                                          14.211
                                                                           14.25
                                                                           14.27
                                                                            14.3
3/31/10                                                                    14.24

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                  $     14.24
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                     $     15.35
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -7.23%
--------------------------------------------------------------------------------
Market Yield                                                               5.73%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                8.54%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                $   230,886
--------------------------------------------------------------------------------
Average Effective
Maturity on Securities (Years)                                            15.54
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                10.03
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/15/89)
--------------------------------------------------------------------------------
                                                      ON SHARE PRICE     ON NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                           -0.65%      0.95%
--------------------------------------------------------------------------------
1-Year                                                         29.48%     17.36%
--------------------------------------------------------------------------------
5-Year                                                          5.69%      4.91%
--------------------------------------------------------------------------------
10-Year                                                         7.46%      7.14%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     24.6%
--------------------------------------------------------------------------------
Health Care                                                                14.0%
--------------------------------------------------------------------------------
Education and Civic Organizations                                          11.0%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                             9.9%
--------------------------------------------------------------------------------
Transportation                                                              7.6%
--------------------------------------------------------------------------------
Tax Obligation/General                                                      7.4%
--------------------------------------------------------------------------------
Utilities                                                                   6.1%
--------------------------------------------------------------------------------
Water and Sewer                                                             4.6%
--------------------------------------------------------------------------------
Euro Dollar Time Deposit                                                    1.1%
--------------------------------------------------------------------------------
Other                                                                      13.7%
--------------------------------------------------------------------------------

(1) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(2) The Fund paid shareholders a capital gains distribution in December 2009 of $0.0154 per share.

(3)   Excluding Euro Dollar Time Deposit.

12 Nuveen Investments

NAN Performance OVERVIEW | Nuveen New York Dividend Advantage Municipal Fund as of March 31, 2010

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                  $     13.48
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                     $     14.53
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -7.23%
--------------------------------------------------------------------------------
Market Yield                                                               5.83%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                8.69%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                $   134,643
--------------------------------------------------------------------------------
Average Effective
Maturity on Securities (Years)                                            17.14
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 7.83
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/26/99)
--------------------------------------------------------------------------------
                                                       ON SHARE PRICE    ON NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                            4.12%      1.02%
--------------------------------------------------------------------------------
1-Year                                                         29.34%     19.82%
--------------------------------------------------------------------------------
5-Year                                                          4.37%      4.69%
--------------------------------------------------------------------------------
10-Year                                                         7.21%      7.28%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(as a % of total investments)
--------------------------------------------------------------------------------
Health Care                                                                21.5%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     21.0%
--------------------------------------------------------------------------------
Education and Civic Organizations                                          10.0%
--------------------------------------------------------------------------------
Transportation                                                              8.9%
--------------------------------------------------------------------------------
Housing/Multifamily                                                         8.6%
--------------------------------------------------------------------------------
Tax Obligation/General                                                      7.9%
--------------------------------------------------------------------------------
Utilities                                                                   4.3%
--------------------------------------------------------------------------------
Long-Term Care                                                              3.8%
--------------------------------------------------------------------------------
Euro Dollar Time Deposit                                                    1.3%
--------------------------------------------------------------------------------
Other                                                                      12.7%
--------------------------------------------------------------------------------

CREDIT QUALITY (AS A % OF TOTAL INVESTMENTS)(3)

                                  [PIE CHART]

AAA/U.S.
Guaranteed                                                                   17%
AA                                                                           35%
A                                                                            23%
BBB                                                                          10%
BB or Lower                                                                   7%
N/R                                                                           8%

2009-2010 MONTHLY TAX-FREE DIVIDENDS PER COMMON SHARE(2)

                                  [BAR CHART]

Apr                                                                 $      0.059
May                                                                       0.0635
Jun                                                                       0.0635
Jul                                                                       0.0635
Aug                                                                       0.0635
Sep                                                                       0.0645
Oct                                                                       0.0645
Nov                                                                       0.0645
Dec                                                                       0.0655
Jan                                                                       0.0655
Feb                                                                       0.0655
Mar                                                                       0.0655

COMMON SHARE PRICE PERFORMANCE -- WEEKLY CLOSING PRICE

                                  [LINE CHART]

4/01/09                                                             $      11.15
                                                                           11.44
                                                                           11.75
                                                                           11.55
                                                                           11.75
                                                                           12.01
                                                                           12.12
                                                                           12.26
                                                                           12.11
                                                                           12.14
                                                                           12.14
                                                                           11.75
                                                                           11.69
                                                                           11.88
                                                                           11.88
                                                                           12.25
                                                                           12.26
                                                                           12.43
                                                                           12.75
                                                                           12.75
                                                                           12.82
                                                                          12.798
                                                                           12.79
                                                                           13.05
                                                                           13.08
                                                                           13.15
                                                                           13.38
                                                                           13.48
                                                                           13.47
                                                                         13.0086
                                                                           13.24
                                                                              13
                                                                           13.08
                                                                           12.85
                                                                           12.85
                                                                           13.02
                                                                            13.2
                                                                          13.094
                                                                           12.95
                                                                           12.93
                                                                           12.94
                                                                              13
                                                                           13.09
                                                                              13
                                                                           13.14
                                                                           13.15
                                                                           13.19
                                                                           13.19
                                                                         13.2801
                                                                           13.44
                                                                           13.64
                                                                           13.63
                                                                           13.51
3/31/10                                                                  13.4799

(1) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(2) The Fund paid shareholders a capital gains distribution in December 2009 of $0.0431 per share.

(3)   Excluding Euro Dollar Time Deposit.

                                                           Nuveen Investments 13

NXK Performance OVERVIEW | Nuveen New York Dividend Advantage Municipal Fund 2 as of March 31, 2010

CREDIT QUALITY (AS A % OF TOTAL INVESTMENTS)

                                  [PIE CHART]

AAA/U.S.
Guaranteed                                                                   21%
AA                                                                           28%
A                                                                            24%
BBB                                                                          11%
BB or Lower                                                                   6%
N/R                                                                          10%

2009-2010 MONTHLY TAX-FREE DIVIDENDS PER COMMON SHARE(2)

                                  [BAR CHART]

Apr                                                                 $      0.058
May                                                                       0.0645
Jun                                                                       0.0645
Jul                                                                       0.0645
Aug                                                                       0.0645
Sep                                                                       0.0655
Oct                                                                       0.0655
Nov                                                                       0.0655
Dec                                                                       0.0665
Jan                                                                       0.0665
Feb                                                                       0.0665
Mar                                                                       0.0665

COMMON SHARE PRICE PERFORMANCE -- WEEKLY CLOSING PRICE

                                  [LINE CHART]

4/01/09                                                             $      11.27
                                                                           11.12
                                                                           11.23
                                                                            11.3
                                                                            11.9
                                                                           12.15
                                                                           12.15
                                                                            12.5
                                                                           12.12
                                                                           12.16
                                                                           12.18
                                                                           11.73
                                                                           11.64
                                                                           11.92
                                                                            11.9
                                                                          12.094
                                                                           12.14
                                                                           12.28
                                                                           12.68
                                                                           12.65
                                                                            12.8
                                                                         12.7713
                                                                           13.14
                                                                           12.53
                                                                           13.11
                                                                           13.15
                                                                          13.374
                                                                           13.42
                                                                           13.41
                                                                              13
                                                                           13.12
                                                                            13.1
                                                                           13.05
                                                                           12.87
                                                                          12.908
                                                                          13.066
                                                                         12.9612
                                                                              13
                                                                           12.96
                                                                           12.98
                                                                           12.92
                                                                           13.01
                                                                           13.02
                                                                           13.11
                                                                           13.16
                                                                           13.21
                                                                           13.38
                                                                          13.268
                                                                            13.5
                                                                           13.54
                                                                           13.55
                                                                           13.71
                                                                           13.63
3/31/10                                                                    13.65

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                  $     13.65
--------------------------------------------------------------------------------
Common Share
Net Asset Value                                                     $     14.55
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -6.19%
--------------------------------------------------------------------------------
Market Yield                                                               5.85%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                                8.72%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                $    94,394
--------------------------------------------------------------------------------
Average Effective
Maturity on Securities (Years)                                            16.35
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 7.76
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/27/01)
--------------------------------------------------------------------------------
                                                      ON SHARE PRICE     ON NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                            4.94%      1.37%
--------------------------------------------------------------------------------
1-Year                                                         29.51%     19.05%
--------------------------------------------------------------------------------
5-Year                                                          5.14%      5.01%
--------------------------------------------------------------------------------
Since Inception                                                 5.45%      6.43%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     22.7%
--------------------------------------------------------------------------------
Health Care                                                                15.2%
--------------------------------------------------------------------------------
Education and Civic Organizations                                          12.5%
--------------------------------------------------------------------------------
Transportation                                                             11.9%
--------------------------------------------------------------------------------
Tax Obligation/General                                                      8.9%
--------------------------------------------------------------------------------
Utilities                                                                   7.6%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                             6.8%
--------------------------------------------------------------------------------
Other                                                                      14.4%
--------------------------------------------------------------------------------

(1) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.9%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(2) The Fund paid shareholders capital gains and net ordinary income distributions in December 2009 of $0.0084 per share.

14 Nuveen Investments

NNY | Shareholder Meeting Report
NYV | The annual meeting of shareholders was held in the offices of Nuveen NNP | Investments on April 6, 2010; at this meeting the shareholders were asked to vote on the election of Board Members.

                                                            NNY           NYV                     NNP
-----------------------------------------------------------------------------------------------------------------
                                                                                        Common and     Preferred
                                                                                         Preferred        shares
                                                                                     shares voting        voting
                                                                           Common         together      together
                                                      Common shares        shares       as a class    as a class
-----------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS
FOLLOWS:
John P. Amboian
   For                                                            --           --       12,492,237         1,454
   Withhold                                                       --           --          604,427           152
-----------------------------------------------------------------------------------------------------------------
   Total                                                          --           --       13,096,664         1,606
=================================================================================================================
Robert P. Bremner
   For                                                            --           --       12,378,404         1,454
   Withhold                                                       --           --          718,260           152
-----------------------------------------------------------------------------------------------------------------
   Total                                                          --           --       13,096,664         1,606
=================================================================================================================
Jack B. Evans
   For                                                            --           --       12,379,404         1,454
   Withhold                                                       --           --          717,260           152
-----------------------------------------------------------------------------------------------------------------
   Total                                                          --           --       13,096,664         1,606
=================================================================================================================
William C. Hunter
   For                                                    12,805,355    2,171,076               --         1,454
   Withhold                                                  547,886       95,631               --           152
-----------------------------------------------------------------------------------------------------------------
   Total                                                  13,353,241    2,266,707               --         1,606
=================================================================================================================
David J. Kundert
   For                                                            --           --       12,493,701         1,454
   Withhold                                                       --           --          602,963           152
-----------------------------------------------------------------------------------------------------------------
   Total                                                          --           --       13,096,664         1,606
=================================================================================================================
William J. Schneider
   For                                                            --           --               --         1,454
   Withhold                                                       --           --               --           152
-----------------------------------------------------------------------------------------------------------------
   Total                                                          --           --               --         1,606
=================================================================================================================
Judith M. Stockdale
   For                                                    12,487,217    2,193,707       12,374,568         1,454
   Withhold                                                  866,024       73,000          722,096           152
-----------------------------------------------------------------------------------------------------------------
   Total                                                  13,353,241    2,266,707       13,096,664         1,606
=================================================================================================================
Carole E. Stone
   For                                                    12,814,766    2,196,107       12,492,033         1,454
   Withhold                                                  538,475       70,600          604,631           152
-----------------------------------------------------------------------------------------------------------------
   Total                                                  13,353,241    2,266,707       13,096,664         1,606
=================================================================================================================
Terence J. Toth
   For                                                           --            --       12,486,901         1,454
   Withhold                                                      --            --          609,763           152
-----------------------------------------------------------------------------------------------------------------
   Total                                                         --            --       13,096,664         1,606
=================================================================================================================

                                                           Nuveen Investments 15

    | Shareholder Meeting Report (continued)
NAN |
NXK |

                                                                  NAN                             NXK
-----------------------------------------------------------------------------------------------------------------
                                                        Common and     Preferred       Common and      Preferred
                                                         Preferred        shares        Preferred         shares
                                                     shares voting        voting    shares voting         voting
                                                          together      together         together       together
                                                        as a class    as a class       as a class     as a class
-----------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS
FOLLOWS:
John P. Amboian
   For                                                          --            --               --             --
   Withhold                                                     --            --               --             --
-----------------------------------------------------------------------------------------------------------------
   Total                                                        --            --               --             --
=================================================================================================================
Robert P. Bremner
   For                                                          --            --               --             --
   Withhold                                                     --            --               --             --
-----------------------------------------------------------------------------------------------------------------
   Total                                                        --            --               --             --
=================================================================================================================
Jack B. Evans
   For                                                          --            --               --             --
   Withhold                                                     --            --               --             --
-----------------------------------------------------------------------------------------------------------------
  Total                                                         --            --               --             --
=================================================================================================================
William C. Hunter
   For                                                          --     2,665,223               --            811
   Withhold                                                     --       215,774               --             37
-----------------------------------------------------------------------------------------------------------------
   Total                                                        --     2,880,997               --            848
=================================================================================================================
David J. Kundert
   For                                                          --            --               --             --
   Withhold                                                     --            --               --             --
-----------------------------------------------------------------------------------------------------------------
   Total                                                        --            --               --             --
=================================================================================================================
William J. Schneider
   For                                                          --     2,665,223               --            811
   Withhold                                                     --       215,774               --             37
-----------------------------------------------------------------------------------------------------------------
   Total                                                        --     2,880,997               --            848
=================================================================================================================
Judith M. Stockdale
   For                                                  11,101,214            --        5,715,886             --
   Withhold                                                618,955            --          266,345             --
-----------------------------------------------------------------------------------------------------------------
   Total                                                11,720,169            --        5,982,231             --
=================================================================================================================
Carole E. Stone
   For                                                  11,091,668            --        5,717,038             --
   Withhold                                                628,501            --          265,193             --
-----------------------------------------------------------------------------------------------------------------
   Total                                                11,720,169            --        5,982,231             --
=================================================================================================================
Terence J. Toth
   For                                                          --            --               --             --
   Withhold                                                     --            --               --             --
-----------------------------------------------------------------------------------------------------------------
   Total                                                        --            --               --             --
=================================================================================================================

16 Nuveen Investments

NNY | Nuveen New York Municipal Value Fund, Inc.
    | Portfolio of Investments
                                                      March 31, 2010 (Unaudited)

      PRINCIPAL                                                        OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                      PROVISIONS (2)     RATINGS (3)           VALUE
----------------------------------------------------------------------------------------------------------------------
                  CONSUMER DISCRETIONARY - 1.3% (1.2% OF TOTAL
                     INVESTMENTS)
 $          275   New York City Industrial Development Agency,        9/15 at 100.00             BB+   $      239,418
                     New York, Liberty Revenue Bonds,
                     IAC/InterActiveCorp, Series 2005, 5.000%,
                     9/01/35
          1,950   Seneca Nation of Indians Capital Improvements       6/17 at 100.00              BB        1,624,877
                     Authority, New York, Special Obligation
                     Bonds, Series 2007A, 5.000%, 12/01/23
----------------------------------------------------------------------------------------------------------------------
          2,225   Total Consumer Discretionary                                                              1,864,295
----------------------------------------------------------------------------------------------------------------------
                  CONSUMER STAPLES - 1.3% (1.3% OF TOTAL
                     INVESTMENTS)
            225   New York Counties Tobacco Trust II, Tobacco         6/11 at 101.00             BBB          215,233
                     Settlement Pass-Through Bonds, Series 2001,
                     5.250%, 6/01/25
            385   Puerto Rico, The Children's Trust Fund, Tobacco     5/12 at 100.00             BBB          373,477
                     Settlement Asset-Backed Refunding Bonds,
                     Series 2002, 5.375%, 5/15/33
            165   Rensselaer Tobacco Asset Securitization             6/12 at 100.00             BBB          157,006
                     Corporation, New York, Tobacco Settlement
                     Asset-Backed Bonds, Series 2001A, 5.200%,
                     6/01/25
                  TSASC Inc., New York, Tobacco Asset-Backed
                  Bonds, Series 2006:
            900      4.750%, 6/01/22                                  6/16 at 100.00             BBB          866,907
            345      5.000%, 6/01/26                                  6/16 at 100.00             BBB          317,969
----------------------------------------------------------------------------------------------------------------------
          2,020   Total Consumer Staples                                                                    1,930,592
----------------------------------------------------------------------------------------------------------------------
                  EDUCATION AND CIVIC ORGANIZATIONS - 9.1% (8.9%
                     OF TOTAL INVESTMENTS)
            275   Albany Industrial Development Agency, New York,     7/17 at 100.00             BBB          254,944
                     Revenue Bonds, Albany Law School,
                     Series 2007A, 5.000%, 7/01/31
            115   Albany Industrial Development Agency, New York,     4/17 at 100.00             N/R           92,439
                     Revenue Bonds, Brighter Choice Charter
                     Schools, Series 2007A, 5.000%, 4/01/37
          1,350   Brooklyn Areba Local Development Corporation,         No Opt. Call            BBB-        1,397,601
                     New York, Payment in Lieu of Taxes Revenue
                     Bonds, Barclays Center Project, Series 2009,
                     6.250%, 7/15/40
             90   Cattaraugus County Industrial Development           5/16 at 100.00            BBB-           86,080
                     Agency, New York, Revenue Bonds, St.
                     Bonaventure University, Series 2006, 5.000%,
                     5/01/23
          1,175   Dormitory Authority of the State of New York,       7/17 at 100.00             N/R        1,060,250
                     General Revenue Bonds, Manhattan College,
                     Series 2007A, 5.000%, 7/01/41 - RAAI Insured
          1,000   Dormitory Authority of the State of New York,         No Opt. Call               A          965,350
                     Housing Revenue Bonds, Fashion Institute of
                     Technology, Series 2007, 5.250%, 7/01/34 -
                     FGIC Insured
            800   Dormitory Authority of the State of New York,       7/11 at 102.00             N/R          806,584
                     Insured Revenue Bonds, D'Youville College,
                     Series 2001, 5.250%, 7/01/20 - RAAI Insured
            505   Dormitory Authority of the State of New York,       7/15 at 100.00             AA-          509,833
                     Lease Revenue Bonds, State University
                     Dormitory Facilities, Series 2004A, 5.000%,
                     7/01/29 - NPFG Insured
                  Dormitory Authority of the State of New York,
                  Second General Resolution Consolidated
                  Revenue Bonds, City University System, Series
                  1993A:
          1,000      5.750%, 7/01/18                                    No Opt. Call             AA-        1,145,230
          1,400      6.000%, 7/01/20                                    No Opt. Call             AA-        1,617,126
            575   Dutchess County Industrial Development Agency,      8/17 at 100.00            Baa1          482,839
                     New York, Civic Facility Revenue Bonds, Bard
                     College Project, Series 2007-A2, 4.500%,
                     8/01/36
            265   Hempstead Town Industrial Development Agency,      10/15 at 100.00               A          267,790
                     New York, Revenue Bonds, Adelphi University,
                     Civic Facility Project, Series 2005, 5.000%,
                     10/01/35
            245   New York City Industrial Development Agency,       10/14 at 100.00              A-          234,012
                     New York, Civic Facility Revenue Bonds, St.
                     Francis College, Series 2004, 5.000%,
                     10/01/34
          1,100   New York City Industrial Development Agency,        2/11 at 100.00              A-        1,106,600
                     New York, Civic Facility Revenue Bonds, YMCA
                     of Greater New York, Series 2002, 5.250%,
                     8/01/21
          1,175   New York City Industrial Development Agency,        1/17 at 100.00             BB+          968,999
                     New York, PILOT Revenue Bonds, Queens Baseball
                     Stadium Project, Series 2006, 4.750%, 1/01/42
                     - AMBAC Insured
          1,610   New York City Industrial Development Authority,     9/16 at 100.00            BBB-        1,387,933
                     New York, PILOT Revenue Bonds, Yankee Stadium
                     Project, Series 2006, 4.500%, 3/01/39 - FGIC
                     Insured

                                                           Nuveen Investments 17

    | Portfolio of Investments March 31, 2010 (Unaudited)

  PRINCIPAL                                                            OPTIONAL CALL
  AMOUNT (000)    DESCRIPTION (1)                                      PROVISIONS (2)     RATINGS (3)           VALUE
----------------------------------------------------------------------------------------------------------------------
                  EDUCATION AND CIVIC ORGANIZATIONS (continued)
$           170   Seneca County Industrial Development Authority,    10/17 at 100.00             BBB   $      151,229
                     New York, Revenue Bonds, New York
                     Chiropractic College, Series 2007, 5.000%,
                     10/01/27
            880   Town of Hempstead, New York, Local Development      7/19 at 100.00            BBB+          883,670
                     Corporation Revenue Bonds, Molloy College
                     Project, Series 2009, 5.750%, 7/01/39
----------------------------------------------------------------------------------------------------------------------
         13,730   Total Education and Civic Organizations                                                  13,418,509
----------------------------------------------------------------------------------------------------------------------
                  FINANCIALS - 1.2% (1.2% OF TOTAL INVESTMENTS)
            400   Liberty Development Corporation, New York,            No Opt. Call              A1          405,072
                     Goldman Sachs Headquarter Revenue Bonds,
                     Series 2005, 5.250%, 10/01/35
          1,305   Liberty Development Corporation, New York,            No Opt. Call              A1        1,369,806
                     Goldman Sachs Headquarters Revenue Bonds
                     Series 2007, 5.500%, 10/01/37
----------------------------------------------------------------------------------------------------------------------
          1,705   Total Financials                                                                          1,774,878
----------------------------------------------------------------------------------------------------------------------
                  HEALTH CARE - 11.7% (11.5% OF TOTAL INVESTMENTS)
            490   Cattaraugus County Industrial Development           8/10 at 100.00              A+          490,843
                     Agency, New York, Revenue Bonds, Olean
                     General Hospital, Series 1998A, 5.250%,
                     8/01/23
          1,005   Dormitory Authority of the State of New York,       2/15 at 100.00               A        1,020,879
                     FHA-Insured Mortgage Revenue Bonds,
                     Montefiore Hospital, Series 2004, 5.000%,
                     8/01/29 - FGIC Insured
            700   Dormitory Authority of the State of New York,       2/15 at 100.00               A          710,423
                     FHA-Insured Revenue Bonds, Montefiore Medical
                     Center, Series 2005, 5.000%, 2/01/22 - FGIC
                     Insured
          1,800   Dormitory Authority of the State of New York,       8/15 at 100.00              A-        1,771,776
                     FHA-Insured Revenue Bonds, St. Lukes
                     Roosevelt Hospital, Series 2005, 4.900%,
                     8/15/31
          1,250   Dormitory Authority of the State of New York,       7/10 at 101.00              A3        1,267,138
                     Revenue Bonds, Catholic Health Services of
                     Long Island Obligated Group - St. Catherine
                     of Siena Medical Center, Series 2000A,
                     6.500%, 7/01/20
          2,350   Dormitory Authority of the State of New York,       7/16 at 100.00              AA        2,411,946
                     Revenue Bonds, Memorial Sloan Kettering
                     Cancer Center, Series 2006-1, 5.000%, 7/01/35
          1,000   Dormitory Authority of the State of New York,       7/10 at 101.00              A2        1,013,860
                     Revenue Bonds, Mount Sinai NYU Health
                     Obligated Group, Series 2000A, 6.500%,
                     7/01/25
            250   Dormitory Authority of the State of New York,       7/10 at 100.00              A2          250,128
                     Revenue Bonds, Mount Sinai NYU Health, Series
                     2000C, 5.500%, 7/01/26
          1,590   Dormitory Authority of the State of New York,       8/14 at 100.00             AAA        1,732,321
                     Revenue Bonds, New York and Presbyterian
                     Hospital, Series 2004A, 5.250%, 8/15/15 - AGM
                     Insured
            500   Dormitory Authority of the State of New York,       7/13 at 100.00            Baa1          504,390
                     Revenue Bonds, South Nassau Communities
                     Hospital, Series 2003B, 5.500%, 7/01/23
            500   Dormitory Authority of the State of New York,       7/13 at 100.00            Baa1          472,980
                     Revenue Bonds, Winthrop-South Nassau
                     University Hospital Association, Series
                     2003A, 5.500%, 7/01/32
            290   Livingston County Industrial Development Agency,    7/10 at 100.00              BB          264,358
                     New York, Civic Facility Revenue Bonds,
                     Nicholas H. Noyes Hospital, Series 2005,
                     6.000%, 7/01/30
                  Madison County Industrial Development Agency,
                  New York, Civic Facility Revenue Bonds,
                  Oneida Health System, Series 2007A:
            280      5.250%, 2/01/27                                    No Opt. Call            BBB-          248,142
            260      5.500%, 2/01/32                                    No Opt. Call            BBB-          232,934
            245   Nassau County Industrial Development Agency,          No Opt. Call            Baa1          253,247
                     New York, Revenue Refunding Bonds, North Shore
                     Health System Obligated Group, Series 2001B,
                     5.875%, 11/01/11
            500   New York City Health and Hospitals Corporation,     8/10 at 100.00              A+          501,345
                     New York, Health System Revenue Bonds, Series
                     1999A, 5.125%, 2/15/14 - AMBAC Insured
                  New York City Health and Hospitals Corporation,
                  New York, Health System Revenue Bonds, Series
                  2003A:
          1,175      5.250%, 2/15/21 - AMBAC Insured                  2/13 at 100.00              A+        1,225,349
          1,000      5.250%, 2/15/22 - AMBAC Insured                  2/13 at 100.00              A+        1,034,730
            480   New York City Industrial Development Agency,        7/12 at 100.00             Ba2          476,357
                     New York, Civic Facility Revenue Bonds, Staten
                     Island University Hospital, Series 2001B,
                     6.375%, 7/01/31
            240   New York City Industrial Development Agency,        7/12 at 101.00             Ba2          237,456
                     New York, Civic Facility Revenue Bonds, Staten
                     Island University Hospital, Series 2002C,
                     6.450%, 7/01/32
            660   Newark-Wayne Community Hospital, New York,          9/10 at 100.00             N/R          660,079
                     Hospital Revenue Refunding and Improvement
                     Bonds, Series 1993A, 7.600%, 9/01/15

18 Nuveen Investments

      PRINCIPAL                                                        OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                      PROVISIONS (2)     RATINGS (3)           VALUE
----------------------------------------------------------------------------------------------------------------------
                  HEALTH CARE (continued)
$           500   Yonkers Industrial Development Agency,              7/11 at 101.00              B-   $      490,175
                     New York, Revenue Bonds, St. John's Riverside
                     Hospital, Series 2001A, 7.125%, 7/01/31
----------------------------------------------------------------------------------------------------------------------
         17,065   Total Health Care                                                                        17,270,856
----------------------------------------------------------------------------------------------------------------------
                  HOUSING/MULTIFAMILY - 6.3% (6.2% OF TOTAL
                     INVESTMENTS)
            390   East Syracuse Housing Authority, New York,          4/10 at 102.00             AAA          398,471
                     FHA-Insured Section 8 Assisted Revenue
                     Refunding Bonds, Bennet Project, Series
                     2001A, 6.700%, 4/01/21
          1,690   New York City Housing Development Corporation,      7/15 at 100.00             AA+        1,754,609
                     New York, Capital Fund Program Revenue
                     Bonds, Series 2005A, 5.000%, 7/01/25 - FGIC
                     Insured
                  New York City Housing Development Corporation,
                  New York, Multifamily Housing Revenue
                  Bonds, Series 2001A:
          1,000      5.400%, 11/01/21                                 5/11 at 101.00              AA        1,020,470
          1,000      5.500%, 11/01/31                                 5/11 at 101.00              AA        1,012,980
          1,000      5.600%, 11/01/42                                 5/11 at 101.00              AA        1,011,880
          1,000   New York City Housing Development Corporation,      5/19 at 100.00              AA        1,035,510
                     New York, Multifamily Housing Revenue
                     Bonds, Series 2009C-1, 5.500%, 11/01/34
          1,250   New York City Housing Development Corporation,      5/19 at 100.00              AA        1,258,963
                     New York, Multifamily Housing Revenue
                     Bonds, Series 2009M, 5.150%, 11/01/45
            440   New York State Housing Finance Agency, Secured      8/11 at 100.00             Aa1          445,760
                     Mortgage Program Multifamily Housing
                     Revenue Bonds, Series 2001E, 5.600%,
                     8/15/20 (Alternative Minimum Tax)
          1,275   Westchester County Industrial Development           8/11 at 102.00             Aaa        1,322,443
                     Agency, New York, GNMA Collateralized
                     Mortgage Loan Revenue Bonds, Living
                     Independently for the Elderly Inc., Series
                     2001A, 5.375%, 8/20/21
----------------------------------------------------------------------------------------------------------------------
          9,045   Total Housing/Multifamily                                                                 9,261,086
----------------------------------------------------------------------------------------------------------------------
                  HOUSING/SINGLE FAMILY - 4.0% (3.9% OF TOTAL
                     INVESTMENTS)
            950   New York State Mortgage Agency, Homeowner           4/15 at 100.00             Aa1          915,382
                     Mortgage Revenue Bonds, Series 130, 4.650%,
                     4/01/27 (Alternative Minimum Tax)
            370   New York State Mortgage Agency, Homeowner          10/17 at 100.00             Aa1          373,659
                     Mortgage Revenue Bonds, Series 148, 2007,
                     5.200%, 10/01/32 (Alternative Minimum Tax)
          3,750   New York State Mortgage Agency, Homeowner           9/10 at 100.00             Aa1        3,764,174
                     Mortgage Revenue Bonds, Series 73A, 5.250%,
                     10/01/17 (Alternative Minimum Tax)
            840   New York State Mortgage Agency, Mortgage            4/13 at 101.00             Aaa          844,830
                     Revenue Bonds, Thirty-Third Series A,
                     4.750%, 4/01/23 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
          5,910   Total Housing/Single Family                                                               5,898,045
----------------------------------------------------------------------------------------------------------------------
                  LONG-TERM CARE - 6.0% (5.9% OF TOTAL
                     INVESTMENTS)
          1,000   Dormitory Authority of the State of New York,       8/10 at 100.00             AAA        1,004,660
                     FHA-Insured Mortgage Nursing Home Revenue
                     Bonds, Eger Healthcare Center of Staten
                     Island, Series 1998, 5.100%, 2/01/28
          2,250   Dormitory Authority of the State of New York,       8/10 at 100.00             N/R        2,250,495
                     FHA-Insured Mortgage Nursing Home Revenue
                     Bonds, Rosalind and Joseph Gurwin Jewish
                     Geriatric Center of Long Island, Series
                     1997, 5.700%, 2/01/37 - AMBAC Insured
          1,105   Dormitory Authority of the State of New York,       8/10 at 100.00             AA-        1,105,939
                     FHA-Insured Mortgage Revenue Bonds, German
                     Masonic Home Corporation, Series 1996,
                     5.950%, 8/01/26
          2,000   Dormitory Authority of the State of New York,       8/10 at 100.00             AAA        2,001,560
                     FHA-Insured Mortgage Revenue Bonds, W.K.
                     Nursing Home Corporation, Series 1996,
                     6.125%, 2/01/36
            450   Dormitory Authority of the State of New York,       2/17 at 103.00              A-          451,143
                     GNMA Collateralized Revenue Bonds, Cabrini
                     of Westchester Project, Series 2006,
                     5.200%, 2/15/41
            270   Dormitory Authority of the State of New York,      11/16 at 100.00              A1          266,479
                     Non-State Supported Debt, Ozanam Hall of
                     Queens Nursing Home Revenue Bonds, Series
                     2006, 5.000%, 11/01/31
            135   Dormitory Authority of the State of New York,       7/15 at 100.00             N/R           87,585
                     Revenue Bonds, Providence Rest, Series
                     2005, 5.000%, 7/01/35 - ACA Insured
            530   New York City Industrial Development Agency,        7/11 at 101.00             N/R          536,312
                     New York, Civic Facility Revenue Bonds,
                     Special Needs Facilities Pooled Program,
                     Series 2001A-1, 7.250%, 7/01/16
            820   New York City Industrial Development Agency,        7/16 at 101.00             N/R          744,757
                     New York, Civic Facility Revenue Bonds,
                     Special Needs Facilities Pooled Program,
                     Series 2008A-1, 5.500%, 7/01/18

                                                           Nuveen Investments 19

    | Portfolio of Investments March 31, 2010 (Unaudited)

      PRINCIPAL                                                        OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                      PROVISIONS (2)     RATINGS (3)           VALUE
----------------------------------------------------------------------------------------------------------------------
                  LONG-TERM CARE (continued)
$           235   Suffolk County Industrial Development Agency,       7/16 at 101.00             N/R   $      206,626
                     New York, Civic Facility Revenue Bonds,
                     Special Needs Facilities Pooled Program,
                     Series 2008-B1, 5.800%, 7/01/23
            225   Yonkers Industrial Development Agency, New York,    7/16 at 101.00             N/R          197,834
                     Civic Facilities Revenue Bonds, Special Needs
                     Facilities Pooled Program Bonds, Series
                     2008-C1, 5.800%, 7/01/23
----------------------------------------------------------------------------------------------------------------------
          9,020   Total Long-Term Care                                                                      8,853,390
----------------------------------------------------------------------------------------------------------------------
                  MATERIALS - 0.1% (0.1% OF TOTAL INVESTMENTS)
            240   Jefferson County Industrial Development Agency,    12/13 at 100.00             BBB          235,937
                     New York, Solid Waste Disposal Revenue Bonds,
                     International Paper Company Project, Series
                     2003A, 5.200%, 12/01/20 (Alternative Minimum
                     Tax)
----------------------------------------------------------------------------------------------------------------------
                  TAX OBLIGATION/GENERAL - 9.6% (9.5% OF TOTAL
                     INVESTMENTS)
          2,000   New York City, New York, General Obligation         8/19 at 100.00              AA        2,156,020
                     Bonds, Fiscal 2009 Series C, 5.000%, 8/01/23
            750   New York City, New York, General Obligation         8/14 at 100.00              AA          837,075
                     Bonds, Fiscal Series 2004C, 5.250%, 8/15/16
          1,000   New York City, New York, General Obligation        11/14 at 100.00             AAA        1,074,690
                     Bonds, Fiscal Series 2004E, 5.000%, 11/01/19
                     - AGM Insured
          2,000   New York City, New York, General Obligation         9/15 at 100.00              AA        2,163,620
                     Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19
                     - SYNCORA GTY Insured
          2,795   New York City, New York, General Obligation         8/16 at 100.00              AA        2,937,097
                     Bonds, Fiscal Series 2007A, 5.000%, 8/01/25
          4,760   New York City, New York, General Obligation        12/17 at 100.00              AA        5,084,393
                     Bonds, Series D, 5.125%, 12/01/25
----------------------------------------------------------------------------------------------------------------------
         13,305   Total Tax Obligation/General                                                             14,252,895
----------------------------------------------------------------------------------------------------------------------
                  TAX OBLIGATION/LIMITED - 22.9% (22.6% OF TOTAL
                     INVESTMENTS)
          1,000   Battery Park City Authority, New York, Senior      11/13 at 100.00             AAA        1,122,150
                     Revenue Bonds, Series 2003A, 5.250%, 11/01/21
            395   Dormitory Authority of the State of New York,       7/15 at 100.00             AA-          410,559
                     Department of Health Revenue Bonds, Series
                     2005A, 5.250%, 7/01/24 - CIFG Insured
            275   Dormitory Authority of the State of New York,       3/15 at 100.00             AAA          293,821
                     State Personal Income Tax Revenue Bonds,
                     Series 2005F, 5.000%, 3/15/21 - AGM Insured
            350   Erie County Industrial Development Agency,          5/14 at 100.00             AAA          370,283
                     New York, School Facility Revenue Bonds,
                     Buffalo City School District, Series 2004,
                     5.750%, 5/01/26 - AGM Insured
                  Metropolitan Transportation Authority, New York,
                  Dedicated Tax Fund Bonds, Series 2002A:
          2,000      5.250%, 11/15/25 - AGM Insured                  11/12 at 100.00             AAA        2,092,820
          1,000      5.000%, 11/15/30                                11/12 at 100.00              AA        1,010,220
          1,500   Metropolitan Transportation Authority, New York,   11/19 at 100.00              AA        1,566,315
                     Dedicated Tax Fund Bonds, Series 2009B,
                     5.000%, 11/15/34
          1,000   Metropolitan Transportation Authority, New York,    7/12 at 100.00             AA-        1,016,590
                     State Service Contract Refunding Bonds,
                     Series 2002A, 5.125%, 1/01/29
            560   Monroe Newpower Corporation, New York, Power        1/13 at 102.00             BBB          515,911
                     Facilities Revenue Bonds, Series 2003,
                     5.500%, 1/01/34
                  New York City Sales Tax Asset Receivable
                  Corporation, New York, Dedicated Revenue
                  Bonds, Local Government Assistance
                  Corporation, Series 2004A:
            740      5.000%, 10/15/25 - NPFG Insured                 10/14 at 100.00             AAA          799,222
            550      5.000%, 10/15/26 - NPFG Insured                 10/14 at 100.00             AAA          581,218
          1,890      5.000%, 10/15/29 - AMBAC Insured                10/14 at 100.00             AAA        1,981,627
          1,200   New York City Transitional Finance Authority,       1/17 at 100.00             AA-        1,247,496
                     New York, Building Aid Revenue Bonds, Fiscal
                     Series 2007S-2, 5.000%, 1/15/28 - FGIC
                     Insured
          1,500   New York City Transitional Finance Authority,       1/19 at 100.00             AA-        1,583,040
                     New York, Building Aid Revenue Bonds, Fiscal
                     Series 2009-S5, 5.250%, 1/15/39
          1,330   New York City Transitional Finance Authority,       2/13 at 100.00             AAA        1,390,036
                     New York, Future Tax Secured Bonds, Fiscal
                     Series 2003E, 5.000%, 2/01/23 - FGIC Insured
          1,530   New York City Transitional Finance Authority,      11/17 at 100.00             AAA        1,635,371
                     New York, Future Tax Secured Bonds, Fiscal
                     Series 2007C-1, 5.000%, 11/01/27
          1,000   New York State Environmental Facilities             3/14 at 100.00             AA-        1,042,030
                     Corporation, Infrastructure Revenue Bonds,
                     Series 2003A, 5.000%, 3/15/21
          2,100   New York State Environmental Facilities            12/17 at 100.00             AAA        2,243,703
                     Corporation, State Personal Income Tax
                     Revenue Bonds, Series 2008A, 5.000%, 12/15/27
                     (UB)

20 Nuveen Investments

      PRINCIPAL                                                        OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                      PROVISIONS (2)     RATINGS (3)           VALUE
----------------------------------------------------------------------------------------------------------------------
                  TAX OBLIGATION/LIMITED (continued)
$           840   New York State Housing Finance Agency, State        9/15 at 100.00             AAA   $      871,198
                     Personal Income Tax Revenue Bonds, Economic
                     Development and Housing, Series 2006A,
                     5.000%, 3/15/36
          1,000   New York State Thruway Authority, Highway and      10/15 at 100.00              AA        1,076,010
                     Bridge Trust Fund Bonds, Second General,
                     Series 2005B, 5.000%, 4/01/21 - AMBAC
                     Insured
          2,450   New York State Thruway Authority, Highway and         No Opt. Call              AA        2,841,388
                     Bridge Trust Fund Bonds, Series 2005B,
                     5.500%, 4/01/20 - AMBAC Insured (UB)
          1,175   New York State Thruway Authority, Highway and      10/17 at 100.00              AA        1,242,692
                     Bridge Trust Fund Bonds, Series 2007,
                     5.000%, 4/01/27
          1,065   New York State Thruway Authority, State             3/12 at 100.00             AAA        1,137,537
                     Personal Income Tax Revenue Bonds, Series
                     2002A, 5.125%, 3/15/21
                  New York State Tobacco Settlement Financing
                  Corporation, Tobacco Settlement
                  Asset-Backed and State Contingency
                  Contract-Backed Bonds, Series 2003A-1:
          1,800      5.250%, 6/01/20 - AMBAC Insured                  6/13 at 100.00             AA-        1,913,778
          2,000      5.250%, 6/01/22 - AMBAC Insured                  6/13 at 100.00             AA-        2,108,440
          1,000   New York State Tobacco Settlement Financing         6/13 at 100.00             AA-        1,066,180
                     Corporation, Tobacco Settlement
                     Asset-Backed and State Contingency
                     Contract-Backed Bonds, Series 2003B-1C,
                     5.500%, 6/01/21
            600   New York State Urban Development Corporation,         No Opt. Call             AA-          703,206
                     Special Project Revenue Bonds, University
                     Facilities Grants, Series 1995, 5.875%,
                     1/01/21
----------------------------------------------------------------------------------------------------------------------
         31,850   Total Tax Obligation/Limited                                                             33,862,841
----------------------------------------------------------------------------------------------------------------------
                  TRANSPORTATION - 9.3% (9.2% OF TOTAL
                     INVESTMENTS)
            180   Albany Parking Authority, New York, Revenue         7/11 at 101.00            BBB+          182,506
                     Bonds, Series 2001A, 5.625%, 7/15/25
          2,500   Metropolitan Transportation Authority,             11/17 at 100.00               A        2,534,650
                     New York, Transportation Revenue Bonds,
                     Series 2007B, 5.000%, 11/15/33
            500   Metropolitan Transportation Authority,             11/12 at 100.00               A          534,920
                     New York, Transportation Revenue Refunding
                     Bonds, Series 2002A, 5.500%, 11/15/19 -
                     AMBAC Insured
          1,100   New York City Industrial Development Agency,        6/10 at 101.00             BB-          799,062
                     New York, Special Facilities Revenue Bonds,
                     British Airways PLC, Series 1998, 5.250%,
                     12/01/32 (Alternative Minimum Tax)
          1,000   New York City Industrial Development Agency,        8/12 at 101.00              B-        1,028,760
                     New York, Special Facilities Revenue Bonds,
                     JFK Airport - American Airlines Inc.,
                     Series 2002B, 8.500%, 8/01/28 (Alternative
                     Minimum Tax)
            500   New York City Industrial Development Agency,        1/16 at 100.00              A3          506,340
                     New York, Special Facilities Revenue Bonds,
                     Terminal One Group JFK Project, Series
                     2005, 5.500%, 1/01/24 (Alternative Minimum
                     Tax)
          1,000   New York City Industrial Development                5/12 at 100.00              B-          782,920
                     Authority, New York, JetBlue, 5.125%,
                     5/15/30 (Alternative Minimum Tax)
            165   New York State Thruway Authority, General           1/15 at 100.00              A+          168,552
                     Revenue Bonds, Series 2005F, 5.000%,
                     1/01/30 - AMBAC Insured
            400   New York State Thruway Authority, General           7/15 at 100.00             AAA          411,492
                     Revenue Bonds, Series 2005G, 5.000%,
                     1/01/30 - AGM Insured
            500   Niagara Frontier Airport Authority, New York,       4/10 at 100.50               A          500,745
                     Airport Revenue Bonds, Buffalo Niagara
                     International Airport, Series 1999A,
                     5.625%, 4/01/29 - NPFG Insured (Alternative
                     Minimum Tax)
                  Port Authority of New York and New Jersey,
                  Consolidated Revenue Bonds, One Hundred
                  Fortieth Series 2005:
          1,000      5.000%, 12/01/28 - SYNCORA GTY Insured           6/15 at 101.00             Aa2        1,058,680
            435      5.000%, 12/01/31 - SYNCORA GTY Insured           6/15 at 101.00             Aa2          453,879
            325   Port Authority of New York and New Jersey,          8/17 at 100.00             AAA          382,499
                     Consolidated Revenue Bonds, One Hundred
                     Forty Eighth Series 2007, Trust 2920,
                     17.440%, 8/15/32 - AGM Insured (IF)
          2,500   Triborough Bridge and Tunnel Authority,            11/12 at 100.00             Aa2        2,660,624
                     New York, General Purpose Revenue Refunding
                     Bonds, Series 2002B, 5.000%, 11/15/21
                  Triborough Bridge and Tunnel Authority,
                  New York, Subordinate Lien General Purpose
                  Revenue Refunding Bonds, Series 2002E:
            780      5.500%, 11/15/20 - NPFG Insured                    No Opt. Call             Aa3          901,844
            800      5.250%, 11/15/22 - NPFG Insured                 11/12 at 100.00             Aa3          855,752
----------------------------------------------------------------------------------------------------------------------
         13,685   Total Transportation                                                                     13,763,225
----------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 21

    | Portfolio of Investments March 31, 2010 (Unaudited)

      PRINCIPAL                                                        OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                      PROVISIONS (2)     RATINGS (3)           VALUE
----------------------------------------------------------------------------------------------------------------------
                  U.S. GUARANTEED - 6.5% (6.4% OF TOTAL
                     INVESTMENTS)(4)
                  Albany Industrial Development Agency, New York,
                  Revenue Bonds, Albany Law School, Series
                  2000A:
$           600      5.700%, 10/01/20 (Pre-refunded 10/01/10)        10/10 at 100.00         N/R (4)   $      616,314
                     - RAAI Insured
            750      5.750%, 10/01/30 (Pre-refunded 10/01/10)        10/10 at 100.00         N/R (4)          770,580
                     - RAAI Insured
            220   Albany Parking Authority, New York, Revenue         7/11 at 101.00        BBB+ (4)          236,535
                     Bonds, Series 2001A, 5.625%, 7/15/25
                     (Pre-refunded 7/15/11)
          2,525   Dormitory Authority of the State of New York,         No Opt. Call             AAA        2,990,407
                     Judicial Facilities Lease Revenue Bonds,
                     Suffolk County Issue, Series 1986, 7.375%,
                     7/01/16 (ETM)
             25   Dormitory Authority of the State of New York,       4/10 at 105.68        Baa1 (4)           32,106
                     Suffolk County, Lease Revenue Bonds, Judicial
                     Facilities, Series 1991A, 9.500%, 4/15/14
                     (ETM)
            280   Erie County Tobacco Asset Securitization            7/10 at 101.00             AAA          287,389
                     Corporation, New York, Senior Tobacco
                     Settlement Asset-Backed Bonds, Series 2000,
                     6.000%, 7/15/20 (Pre-refunded 7/15/10)
            960   Metropolitan Transportation Authority, New York,    5/10 at 100.00         N/R (4)          963,446
                     Commuter Facilities Revenue Bonds, Series
                     1997B, 5.000%, 7/01/20 - AMBAC Insured (ETM)
            420   Monroe Tobacco Asset Securitization Corporation,    6/10 at 101.00             AAA          427,850
                     New York, Tobacco Settlement Asset-Backed
                     Bonds, Series 2000, 6.150%, 6/01/25
                     (Pre-refunded 6/01/10)
            365   New York City Industrial Development Agency,        7/10 at 102.00         N/R (4)          378,187
                     New York, Civic Facility Revenue Bonds, Special
                     Needs Facilities Pooled Program, Series 2000,
                     8.125%, 7/01/19 (Pre-refunded 7/01/10)
            555   New York State Thruway Authority, State Personal    3/12 at 100.00         Aa3 (4)          598,179
                     Income Tax Revenue Bonds, Series 2002A,
                     5.125%, 3/15/21 (ETM)
          1,000   Niagara Falls, Niagara County, New York, General      No Opt. Call           A (4)        1,101,520
                     Obligation Water Treatment Plant Bonds,
                     Series 1994, 7.250%, 11/01/11 - MBIA Insured
                     (Alternative Minimum Tax) (ETM)
          1,120   Yonkers Industrial Development Agency, New York,    2/11 at 100.00        Baa3 (4)        1,174,589
                     Revenue Bonds, Community Development
                     Properties - Yonkers Inc. Project, Series
                     2001A, 6.625%, 2/01/26 (Pre-refunded 2/01/11)
----------------------------------------------------------------------------------------------------------------------
          8,820   Total U.S. Guaranteed                                                                     9,577,102
----------------------------------------------------------------------------------------------------------------------
                  UTILITIES - 7.0% (6.9% OF TOTAL INVESTMENTS)
          1,000   Chautauqua County Industrial Development Agency,    2/20 at 100.00            Baa3        1,017,460
                     New York, Exempt Facility Revenue Bonds, NRG
                     Dunkirk Power Project, Series 2009, 5.875%,
                     4/01/42
                  Long Island Power Authority, New York, Electric
                  System General Revenue Bonds, Series 2006A:
          1,500      5.000%, 12/01/23 - FGIC Insured                  6/16 at 100.00               A        1,562,115
          1,500      5.000%, 12/01/24 - FGIC Insured                  6/16 at 100.00               A        1,555,440
            250      Long Island Power Authority, New York, Electric  6/16 at 100.00              A-          253,425
                     System General Revenue Bonds, Series 2006B,
                     5.000%, 12/01/35 - CIFG Insured
          1,000   Nassau County Industrial Development Authority,     6/13 at 100.00              A-          960,570
                     New York, Keyspan Glenwood Energy Project,
                     Series 2003, 5.250%, 6/01/27 (Alternative
                     Minimum Tax)
          1,500   New York State Energy Research and Development      3/11 at 100.00               A        1,509,360
                     Authority, Pollution Control Revenue Bonds,
                     New York State Electric and Gas Corporation,
                     Series 2005A, 4.100%, 3/15/15 - NPFG Insured
            500   Niagara County Industrial Development Agency,      11/11 at 101.00            Baa2          514,860
                     New York, Solid Waste Disposal Facility
                     Revenue Bonds, American Ref-Fuel Company of
                     Niagara LP, Series 2001A, 5.450%, 11/15/26
                     (Mandatory put 11/15/12) (Alternative Minimum
                     Tax)
            250   Niagara County Industrial Development Agency,      11/11 at 101.00            Baa2          257,420
                     New York, Solid Waste Disposal Facility
                     Revenue Bonds, American Ref-Fuel Company of
                     Niagara LP, Series 2001C, 5.625%, 11/15/24
                     (Mandatory put 11/15/14) (Alternative Minimum
                     Tax)
          1,500   Power Authority of the State of New York,          11/10 at 100.00             Aa2        1,507,755
                     General Revenue Bonds, Series 2000A, 5.250%,
                     11/15/40
             25   Power Authority of the State of New York,          11/15 at 100.00             Aa2           26,977
                     General Revenue Bonds, Series 2006A, 5.000%,
                     11/15/19 - FGIC Insured
                  Suffolk County Industrial Development Agency,
                  New York, Revenue Bonds, Nissequogue
                  Cogeneration Partners Facility, Series 1998:
            705      5.300%, 1/01/13 (Alternative Minimum Tax)        7/10 at 100.50             N/R          665,929
            575      5.500%, 1/01/23 (Alternative Minimum Tax)        7/10 at 100.50             N/R          481,356
----------------------------------------------------------------------------------------------------------------------
         10,305   Total Utilities                                                                          10,312,667
----------------------------------------------------------------------------------------------------------------------

22 Nuveen Investments

      PRINCIPAL                                                        OPTIONAL CALL
   AMOUNT (000)    DESCRIPTION (1)                                     PROVISIONS (2)     RATINGS (3)           VALUE
----------------------------------------------------------------------------------------------------------------------
                  WATER AND SEWER - 1.9% (1.9% OF TOTAL
                     INVESTMENTS)
$           415   New York City Municipal Water Finance               6/10 at 101.00             AAA   $      423,545
                     Authority, New York, Water and Sewerage
                     System Revenue Bonds, Fiscal Series 2000B,
                     6.100%, 6/15/31 - MBIA Insured
          1,500   New York City Municipal Water Finance               6/11 at 101.00             AAA        1,600,335
                     Authority, New York, Water and Sewerage
                     System Revenue Bonds, Fiscal Series 2001D,
                     5.500%, 6/15/17
            740   New York City Municipal Water Finance               6/12 at 100.00             AAA          796,913
                     Authority, New York, Water and Sewerage
                     System Revenue Bonds, Fiscal Series 2003A,
                     5.375%, 6/15/19
----------------------------------------------------------------------------------------------------------------------
          2,655   Total Water and Sewer                                                                     2,820,793
----------------------------------------------------------------------------------------------------------------------
$       141,580   Total Long-Term Investments (cost                                                       145,097,111
                     $142,538,829) - 98.2% (96.7% of Total
                     Investments)
===============-------------------------------------------------------------------------------------------------------
                  SHORT-TERM INVESTMENTS - 3.4% (3.3% OF TOTAL
                     INVESTMENTS)
                  TAX OBLIGATION/LIMITED - 3.4% (3.3% OF TOTAL
                     INVESTMENTS)
$         4,975   Metropolitan Transportation Authority,              5/10 at 100.00             A-1        4,975,000
                     New York, Dedicated Tax Fund Bonds, Variable
                     Rate Demand Revenue Obligations, Series
                     2008A, 0.310%, 11/01/31 - AGM Insured (5)
===============-------------------------------------------------------------------------------------------------------
                  Total Short-Term Investments (cost $4,975,000)                                            4,975,000
                  ----------------------------------------------------------------------------------------------------
                  Total Investments (cost $147,513,829) - 101.6%                                          150,072,111
                  ----------------------------------------------------------------------------------------------------
                  Floating Rate Obligations - (2.2)%                                                       (3,255,000)
                  ----------------------------------------------------------------------------------------------------
                  Other Assets Less Liabilities - 0.6%                                                        858,439
                  ----------------------------------------------------------------------------------------------------
                  Net Assets Applicable to Common Shares - 100%                                        $  147,675,550
                  ====================================================================================================

(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

N/R   Not rated.

(ETM) Escrowed to maturity.

(IF)  Inverse floating rate investment.

(UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 - Inverse Floating Rate Securities for more information.

                                 See accompanying notes to financial statements.

                                                          Nuveen Investments 23

NYV | Nuveen New York Municipal Value Fund 2, Inc.
    | Portfolio of Investments
                                              March 31, 2010 (Unaudited)

      PRINCIPAL                                                        OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                      PROVISIONS (2)     RATINGS (3)           VALUE
----------------------------------------------------------------------------------------------------------------------
                  CONSUMER STAPLES - 3.6% (3.7% OF TOTAL
                     INVESTMENTS)
$         1,350   District of Columbia Tobacco Settlement               No Opt. Call             BBB   $    1,316,804
                     Corporation, Tobacco Settlement Asset-Backed
                     Bonds, Series 2001, 6.500%, 5/15/33
----------------------------------------------------------------------------------------------------------------------
                  EDUCATION AND CIVIC ORGANIZATIONS - 12.1% (12.2%
                     OF TOTAL INVESTMENTS)
          1,200   Albany Industrial Development Agency, New York,     4/17 at 100.00             N/R          964,584
                     Revenue Bonds, Brighter Choice Charter
                     Schools, Series 2007A, 5.000%, 4/01/37
          1,000   Dormitory Authority of the State of New York,       7/17 at 100.00             AA-        1,020,640
                     Lease Revenue Bonds, State University
                     Dormitory Facilities, Series 2007, 5.000%,
                     7/01/37
          1,500   Dormitory Authority of the State of New York,       7/18 at 100.00             AA-        1,562,655
                     Revenue Bonds, New York University, Series
                     2008A, 5.000%, 7/01/38
          5,095   New York City Industrial Development Agency,          No Opt. Call             AAA          879,193
                     New York, Revenue Bonds, Yankee Stadium Project
                     Pilot, Series 2009A, 0.000%, 3/01/40 - AGC
                     Insured
----------------------------------------------------------------------------------------------------------------------
          8,795   Total Education and Civic Organizations                                                   4,427,072
----------------------------------------------------------------------------------------------------------------------
                  ENERGY - 2.8% (2.8% OF TOTAL INVESTMENTS)
          1,000   Virgin Islands Public Finance Authority, Revenue    1/14 at 100.00            Baa3        1,008,360
                     Bonds, Refinery Project - Hovensa LLC, Series
                     2003, 6.125%, 7/01/22 (Alternative Minimum
                     Tax)
----------------------------------------------------------------------------------------------------------------------
                  HEALTH CARE - 20.1% (20.3% OF TOTAL INVESTMENTS)
            500   Dormitory Authority of the State of New York,       8/15 at 100.00              A-          492,160
                     FHA-Insured Revenue Bonds, St. Lukes
                     Roosevelt Hospital, Series 2005, 4.900%,
                     8/15/31
          1,000   Dormitory Authority of the State of New York,       7/10 at 100.00              A3          980,270
                     Insured Revenue Bonds, Franciscan Health
                     Partnership Obligated Group - Frances
                     Shervier Home and Hospital, Series 1997,
                     5.500%, 7/01/27 - RAAI Insured
          1,500   Dormitory Authority of the State of New York,      11/16 at 100.00              A3        1,489,440
                     Revenue Bonds, North Shore Long Island Jewish
                     Obligated Group, Series 2006B, 5.000%,
                     11/01/34
          1,500   Dormitory Authority of the State of New York,       5/19 at 100.00              A-        1,523,490
                     Revenue Bonds, North Shore Long Island Jewish
                     Obligated Group, Series 2009A, 5.500%,
                     5/01/37
          1,010   Dormitory Authority of the State of New York,       7/17 at 100.00             BBB          995,365
                     Revenue Bonds, NYU Hospitals Center, Series
                     2007B, 5.625%, 7/01/37
            700   Hospital Authority of Delaware County, Indiana,     8/16 at 100.00            Baa3          640,199
                     Hospital Revenue Bonds, Cardinal Health
                     System, Series 2006, 5.000%, 8/01/24
            725   Illinois Finance Authority, Revenue Bonds, OSF     11/17 at 100.00               A          721,962
                     Healthcare System, Series 2007A, 5.750%,
                     11/15/37
            500   Wisconsin Health and Educational Facilities         2/14 at 100.00              A+          521,815
                     Authority, Revenue Bonds, ProHealth Care,
                     Inc. Obligated Group, Series 2009, 6.625%,
                     2/15/32
----------------------------------------------------------------------------------------------------------------------
          7,435   Total Health Care                                                                         7,364,701
----------------------------------------------------------------------------------------------------------------------
                  HOUSING/MULTIFAMILY - 13.0% (13.1% OF TOTAL
                     INVESTMENTS)
          1,500   New York City Housing Development Corporation,     11/15 at 100.00             AAA        1,491,210
                     New York, FNMA Backed Progress of Peoples
                     Development Multifamily Rental Housing
                     Revenue Bonds, Series 2005B, 4.950%, 5/15/36
                     (Alternative Minimum Tax)
          1,800   New York City Housing Development Corporation,     11/14 at 100.00              AA        1,801,008
                     New York, Multifamily Housing Revenue Bonds,
                     Series 2004-H2, 5.125%, 11/01/34 (Alternative
                     Minimum Tax)
          1,000   New York State Housing Finance Agency,              5/19 at 100.00             Aa2        1,015,840
                     Affordable Housing Revenue Bonds, Series
                     2009A, 5.250%, 11/01/41
            450   New York State Housing Finance Agency,              5/19 at 100.00             Aa2          442,503
                     Affordable Housing Revenue Bonds, Series
                     2009B, 4.500%, 11/01/29
----------------------------------------------------------------------------------------------------------------------
          4,750   Total Housing/Multifamily                                                                 4,750,561
----------------------------------------------------------------------------------------------------------------------
                  TAX OBLIGATION/GENERAL - 7.2% (7.3% OF TOTAL
                     INVESTMENTS)
          1,000   New York City, New York, General Obligation         8/19 at 100.00              AA        1,078,010
                     Bonds, Fiscal 2009 Series C, 5.000%, 8/01/23
          1,500   New York City, New York, General Obligation           No Opt. Call              AA        1,554,390
                     Bonds, Fiscal 2009 Series J1, 5.000%, 5/15/36
----------------------------------------------------------------------------------------------------------------------
          2,500   Total Tax Obligation/General                                                              2,632,400
----------------------------------------------------------------------------------------------------------------------

24 Nuveen Investments

      PRINCIPAL                                                        OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                      PROVISIONS (2)     RATINGS (3)           VALUE
----------------------------------------------------------------------------------------------------------------------
                  TAX OBLIGATION/LIMITED - 26.0% (26.3% OF TOTAL
                     INVESTMENTS)
$         1,200   Dormitory Authority of the State of New York,       3/19 at 100.00             AAA   $    1,262,772
                     State Personal Income Tax Revenue Bonds,
                     Series 2009A, 5.000%, 3/15/38
          1,200   Guam Government, Limited Obligation Section 30     12/19 at 100.00            BBB-        1,226,676
                     Revenue Bonds, Series 2009A, 5.750%, 12/01/34
          1,710   Hudson Yards Infrastructure Corporation,            2/17 at 100.00               A        1,636,231
                     New York, Revenue Bonds, Series 2006A, 5.000%,
                     2/15/47
          1,500   New York City Transitional Finance Authority,       1/19 at 100.00             AA-        1,583,040
                     New York, Building Aid Revenue Bonds, Fiscal
                     Series 2009-S5, 5.250%, 1/15/39
          2,000   New York State Urban Development Corporation,       3/17 at 100.00             AAA        2,217,199
                     State Personal Income Tax Revenue Bonds,
                     Tender Option Bond Trust 09-6W, 12.752%,
                     3/15/37 (IF)
          1,500   Puerto Rico Sales Tax Financing Corporation,        8/19 at 100.00              A+        1,615,305
                     Sales Tax Revenue Bonds, First Subordinate
                     Series 2009A, 6.000%, 8/01/42
----------------------------------------------------------------------------------------------------------------------
          9,110   Total Tax Obligation/Limited                                                              9,541,223
----------------------------------------------------------------------------------------------------------------------
                  TRANSPORTATION - 10.8% (10.9% OF TOTAL
                     INVESTMENTS)
                  New York City Industrial Development Agency,
                  New York, American Airlines-JFK International
                  Airport Special Facility Revenue Bonds, Series
                  2005:
            500      7.500%, 8/01/16 (Alternative Minimum Tax)          No Opt. Call              B-          500,620
            500      7.750%, 8/01/31 (Alternative Minimum Tax)        8/16 at 101.00              B-          506,175
          2,000   New York City Industrial Development Agency,       10/17 at 100.00             N/R        1,566,300
                     New York, Civic Facility Revenue Bonds, Bronx
                     Parking Development Company, LLC Project,
                     Series 2007, 5.750%, 10/01/37
          1,325   Triborough Bridge and Tunnel Authority, New York,   5/18 at 100.00             Aa2        1,387,951
                     General Purpose Revenue Bonds, Refunding
                     Series 2008A, 5.000%, 11/15/33
----------------------------------------------------------------------------------------------------------------------
          4,325   Total Transportation                                                                      3,961,046
----------------------------------------------------------------------------------------------------------------------
                  WATER AND SEWER - 2.8% (2.9% OF TOTAL
                     INVESTMENTS)
          1,000   New York City Municipal Water Finance Authority,    6/19 at 100.00             AA+        1,041,110
                     New York, Water and Sewerage System Revenue
                     Bonds, Second Generation Resolution, Series
                     2009FF-1, 5.000%, 6/15/40
----------------------------------------------------------------------------------------------------------------------
$        40,265   Total Long-Term Investments (cost $32,922,630) -                                         36,043,277
                     98.4% (99.5% of Total Investments)
===============-------------------------------------------------------------------------------------------------------
                  SHORT-TERM INVESTMENTS - 0.5% (0.5% OF TOTAL
                     INVESTMENTS)
$           198   State Street Bank Euro Dollar Time Deposit,                    N/A             N/A          198,482
                     0.010%, 4/01/10
===============-------------------------------------------------------------------------------------------------------
                  Total Short-Term Investments (cost $198,482)                                                198,482
                  ----------------------------------------------------------------------------------------------------
                  Total Investments (cost $33,121,112) - 98.9%                                             36,241,759
                  ----------------------------------------------------------------------------------------------------
                  Other Assets Less Liabilities - 1.1%                                                        394,064
                  ----------------------------------------------------------------------------------------------------
                  Net Assets Applicable to Common Shares - 100%                                        $   36,635,823
                  ====================================================================================================

(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

N/A   Not applicable.

N/R   Not rated.

(IF)  Inverse floating rate investment.

                                 See accompanying notes to financial statements.

                                                           Nuveen Investments 25

NNP | Nuveen New York Performance Plus Municipal Fund, Inc.
    | Portfolio of Investments
                                                      March 31, 2010 (Unaudited)

      PRINCIPAL                                                        OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                      PROVISIONS (2)     RATINGS (3)           VALUE
---------------------------------------------------------------------------------------------------------------------
                  CONSUMER DISCRETIONARY - 0.3% (0.2% OF TOTAL
                     INVESTMENTS)
$           685   New York City Industrial Development Agency,        9/15 at 100.00             BB+   $      596,368
                     New York, Liberty Revenue Bonds,
                     IAC/InterActiveCorp, Series 2005, 5.000%,
                     9/01/35
----------------------------------------------------------------------------------------------------------------------
                  CONSUMER STAPLES - 2.1% (1.4% OF TOTAL
                     INVESTMENTS)
            465   New York Counties Tobacco Trust II, Tobacco         6/11 at 101.00             BBB          444,814
                     Settlement Pass-Through Bonds, Series 2001,
                     5.250%, 6/01/25
          1,000   New York Counties Tobacco Trust III, Tobacco        6/13 at 100.00             BBB          944,960
                     Settlement Pass-Through Bonds, Series 2003,
                     5.750%, 6/01/33
            425   Rensselaer Tobacco Asset Securitization             6/12 at 100.00             BBB          404,409
                     Corporation, New York, Tobacco Settlement
                     Asset-Backed Bonds, Series 2001A, 5.200%,
                     6/01/25
                  TSASC Inc., New York, Tobacco Asset-Backed Bonds,
                  Series 2006:
          2,390      4.750%, 6/01/22                                  6/16 at 100.00             BBB        2,302,120
            930      5.000%, 6/01/26                                  6/16 at 100.00             BBB          857,135
----------------------------------------------------------------------------------------------------------------------
          5,210   Total Consumer Staples                                                                    4,953,438
----------------------------------------------------------------------------------------------------------------------
                  EDUCATION AND CIVIC ORGANIZATIONS - 16.7% (11.0%
                     OF TOTAL INVESTMENTS)
            655   Albany Industrial Development Agency, New York,     7/17 at 100.00             BBB          607,231
                     Revenue Bonds, Albany Law School, Series
                     2007A, 5.000%, 7/01/31
            275   Albany Industrial Development Agency, New York,     4/17 at 100.00             N/R          221,051
                     Revenue Bonds, Brighter Choice Charter
                     Schools, Series 2007A, 5.000%, 4/01/37
          1,285   Cattaraugus County Industrial Development Agency,   9/10 at 100.00            BBB-        1,288,855
                     New York, Revenue Bonds, St. Bonaventure
                     University, Series 1998B, 5.000%, 9/15/13
             90   Cattaraugus County Industrial Development Agency,   5/16 at 100.00            BBB-           86,080
                     New York, Revenue Bonds, St. Bonaventure
                     University, Series 2006, 5.000%, 5/01/23
            660   City of Yonkers, New York, Industrial Development   6/19 at 100.00               A          683,932
                     Agency Civic Facility Revenue Bonds, Series A,
                     Sarah Lawrence College Project, 6.000%,
                     6/01/41
            850   Dormitory Authority of the State of New York,         No Opt. Call             AAA          927,087
                     Consolidated Revenue Bonds, City University
                     System, Series 1993B, 6.000%, 7/01/14 - AGM
                     Insured
          2,815   Dormitory Authority of the State of New York,       7/17 at 100.00             N/R        2,540,087
                     General Revenue Bonds, Manhattan College,
                     Series 2007A, 5.000%, 7/01/41 - RAAI Insured
          2,120   Dormitory Authority of the State of New York,         No Opt. Call             AA-        2,452,734
                     General Revenue Bonds, New York University,
                     Series 2001-1, 5.500%, 7/01/20 - AMBAC Insured
          1,000   Dormitory Authority of the State of New York,         No Opt. Call               A          998,710
                     Housing Revenue Bonds, Fashion Institute of
                     Technology, Series 2007, 5.250%, 7/01/29 -
                     FGIC Insured
          1,215   Dormitory Authority of the State of New York,       7/15 at 100.00             AA-        1,226,628
                     Lease Revenue Bonds, State University
                     Dormitory Facilities, Series 2004A, 5.000%,
                     7/01/29 - NPFG Insured
            230   Dormitory Authority of the State of New York,       7/10 at 101.00             AAA          234,789
                     Revenue Bonds, Fashion Institute of
                     Technology, Series 2000, 5.375%, 7/01/20 - AGM
                     Insured
          2,100   Dormitory Authority of the State of New York,       7/19 at 100.00            Baa2        2,087,253
                     Revenue Bonds, Marymount Manhattan College,
                     Series 2009, 5.250%, 7/01/29
          2,500   Dormitory Authority of the State of New York,         No Opt. Call             AA-        2,912,775
                     Revenue Bonds, State University Educational
                     Facilities, Series 1993A, 5.875%, 5/15/17
          2,800   Dutchess County Industrial Development Agency,      8/17 at 100.00            Baa1        2,351,216
                     New York, Civic Facility Revenue Bonds, Bard
                     College Project, Series 2007-A2, 4.500%,
                     8/01/36
            635   Hempstead Town Industrial Development Agency,      10/15 at 100.00               A          641,687
                     New York, Revenue Bonds, Adelphi University,
                     Civic Facility Project, Series 2005, 5.000%,
                     10/01/35
                  Monroe County Industrial Development Agency,
                  New York, Civic Facility Revenue Bonds, St. John
                  Fisher College, Series 1999:
          1,000      5.375%, 6/01/17 - RAAI Insured                   6/10 at 101.00             N/R        1,008,980
          2,365      5.375%, 6/01/24 - RAAI Insured                   6/10 at 101.00             N/R        2,364,953
            580   New York City Industrial Development Agency,       10/14 at 100.00              A-          553,987
                     New York, Civic Facility Revenue Bonds, St.
                     Francis College, Series 2004, 5.000%, 10/01/34

26 Nuveen Investments

      PRINCIPAL                                                        OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                      PROVISIONS (2)     RATINGS (3)           VALUE
---------------------------------------------------------------------------------------------------------------------
                  EDUCATION AND CIVIC ORGANIZATIONS (continued)
$           850   New York City Industrial Development Agency,        2/11 at 100.00              A-   $      855,100
                     New York, Civic Facility Revenue Bonds, YMCA of
                     Greater New York, Series 2002, 5.250%,
                     8/01/21
                  New York City Industrial Development Agency,
                  New York, PILOT Revenue Bonds, Queens Baseball
                  Stadium Project, Series 2006:
          2,000      5.000%, 1/01/39 - AMBAC Insured                  1/17 at 100.00             BB+        1,747,100
          2,300      4.750%, 1/01/42 - AMBAC Insured                  1/17 at 100.00             BB+        1,896,764
          3,855   New York City Industrial Development Authority,     9/16 at 100.00            BBB-        3,323,280
                     New York, PILOT Revenue Bonds, Yankee Stadium
                     Project, Series 2006, 4.500%, 3/01/39 - FGIC
                     Insured
          5,000   New York State Dormitory Authority, Revenue         7/17 at 100.00             AA-        5,209,400
                     Bonds, New York University, Series 2007,
                     5.000%, 7/01/32 - AMBAC Insured
            420   Seneca County Industrial Development Authority,    10/17 at 100.00             BBB          373,624
                     New York, Revenue Bonds, New York
                     Chiropractic College, Series 2007, 5.000%,
                     10/01/27
          1,885   Town of Hempstead, New York, Local Development      7/19 at 100.00            BBB+        1,892,860
                     Corporation Revenue Bonds, Molloy College
                     Project, Series 2009, 5.750%, 7/01/39
----------------------------------------------------------------------------------------------------------------------
         39,485   Total Education and Civic Organizations                                                  38,486,163
----------------------------------------------------------------------------------------------------------------------
                  FINANCIALS - 1.2% (0.8% OF TOTAL INVESTMENTS)
          1,000   Liberty Development Corporation, New York,            No Opt. Call              A1        1,012,680
                     Goldman Sachs Headquarter Revenue Bonds,
                     Series 2005, 5.250%, 10/01/35
          1,740   Liberty Development Corporation, New York,            No Opt. Call              A1        1,826,408
                     Goldman Sachs Headquarters Revenue Bonds
                     Series 2007, 5.500%, 10/01/37
----------------------------------------------------------------------------------------------------------------------
          2,740   Total Financials                                                                          2,839,088
----------------------------------------------------------------------------------------------------------------------
                  HEALTH CARE - 21.1% (14.0% OF TOTAL INVESTMENTS)
             50   Dormitory Authority of the State of New York,       8/10 at 100.00             N/R           49,358
                     FHA-Insured Mortgage Hospital Revenue Bonds,
                     New York and Presbyterian Hospital, Series
                     1998, 4.750%, 8/01/27 - AMBAC Insured
            455   Dormitory Authority of the State of New York,       8/10 at 100.00             AA-          457,998
                     FHA-Insured Mortgage Hospital Revenue Bonds,
                     St. James Mercy Hospital, Series 1998,
                     5.250%, 2/01/18
          1,235   Dormitory Authority of the State of New York,       2/15 at 100.00               A        1,254,513
                     FHA-Insured Mortgage Revenue Bonds,
                     Montefiore Hospital, Series 2004, 5.000%,
                     8/01/29 - FGIC Insured
          1,700   Dormitory Authority of the State of New York,       2/15 at 100.00               A        1,725,313
                     FHA-Insured Revenue Bonds, Montefiore Medical
                     Center, Series 2005, 5.000%, 2/01/22 - FGIC
                     Insured
          8,500   Dormitory Authority of the State of New York,       8/15 at 100.00              A-        8,366,718
                     FHA-Insured Revenue Bonds, St. Lukes
                     Roosevelt Hospital, Series 2005, 4.900%,
                     8/15/31
          3,750   Dormitory Authority of the State of New York,       7/10 at 101.00              A3        3,801,413
                     Revenue Bonds, Catholic Health Services of
                     Long Island Obligated Group - St. Catherine
                     of Siena Medical Center, Series 2000A,
                     6.500%, 7/01/20
          8,000   Dormitory Authority of the State of New York,       7/10 at 100.50               A        8,063,598
                     Revenue Bonds, Catholic Health Services of
                     Long Island Obligated Group - St. Charles
                     Hospital and Rehabilitation Center, Series
                     1999A, 5.500%, 7/01/22 - NPFG Insured
          1,950   Dormitory Authority of the State of New York,       7/11 at 101.00             Ba1        1,795,677
                     Revenue Bonds, Lenox Hill Hospital Obligated
                     Group, Series 2001, 5.500%, 7/01/30
          5,600   Dormitory Authority of the State of New York,       7/16 at 100.00              AA        5,747,616
                     Revenue Bonds, Memorial Sloan Kettering
                     Cancer Center, Series 2006, 5.000%, 7/01/35
                     (UB)
          3,400   Dormitory Authority of the State of New York,       7/10 at 101.00              A2        3,447,124
                     Revenue Bonds, Mount Sinai NYU Health
                     Obligated Group, Series 2000A, 6.500%,
                     7/01/25
          2,915   Dormitory Authority of the State of New York,       8/14 at 100.00             AAA        3,175,922
                     Revenue Bonds, New York and Presbyterian
                     Hospital, Series 2004A, 5.250%, 8/15/15 - AGM
                     Insured
          1,800   Dormitory Authority of the State of New York,      11/16 at 100.00            Baa1        1,743,012
                     Revenue Bonds, North Shore Long Island Jewish
                     Obligated Group, Series 2005A, 5.000%,
                     11/01/34
          1,250   Dormitory Authority of the State of New York,       7/13 at 100.00            Baa1        1,260,975
                     Revenue Bonds, South Nassau Communities
                     Hospital, Series 2003B, 5.500%, 7/01/23
            900   Dormitory Authority of the State of New York,       7/13 at 100.00            Baa1          851,364
                     Revenue Bonds, Winthrop-South Nassau
                     University Hospital Association, Series
                     2003A, 5.500%, 7/01/32

                                                           Nuveen Investments 27

    | Portfolio of Investments March 31, 2010 (Unaudited)

      PRINCIPAL                                                        OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                      PROVISIONS (2)     RATINGS (3)           VALUE
----------------------------------------------------------------------------------------------------------------------
                  HEALTH CARE (continued)
                  Madison County Industrial Development Agency,
                  New York, Civic Facility Revenue Bonds,
                  Oneida Health System, Series 2007A:
$           710      5.250%, 2/01/27                                    No Opt. Call            BBB-   $      629,216
            625      5.500%, 2/01/32                                    No Opt. Call            BBB-          559,938
                  New York City Health and Hospitals Corporation,
                  New York, Health System Revenue Bonds, Series
                  2003A:
          1,000      5.250%, 2/15/21 - AMBAC Insured                  2/13 at 100.00              A+        1,042,850
          1,250      5.250%, 2/15/22 - AMBAC Insured                  2/13 at 100.00              A+        1,293,413
            725   New York City Industrial Development Agency,        7/12 at 100.00             Ba2          719,497
                     New York, Civic Facility Revenue Bonds, Staten
                     Island University Hospital, Series 2001B,
                     6.375%, 7/01/31
            715   New York City Industrial Development Agency,        7/12 at 101.00             Ba2          707,421
                     New York, Civic Facility Revenue Bonds, Staten
                     Island University Hospital, Series 2002C,
                     6.450%, 7/01/32
          1,000   New York State Dormitory Authority, Revenue         7/17 at 100.00             BBB          898,930
                     Bonds, NYU Hospitals Center, Refunding Series
                     2007A, 5.000%, 7/01/36
          1,100   Yonkers Industrial Development Agency, New York,    7/11 at 101.00              B-        1,078,385
                     Revenue Bonds, St. John's Riverside Hospital,
                     Series 2001A, 7.125%, 7/01/31
----------------------------------------------------------------------------------------------------------------------
         48,630   Total Health Care                                                                        48,670,251
----------------------------------------------------------------------------------------------------------------------
                 HOUSING/MULTIFAMILY - 6.5% (4.3% OF TOTAL
                     INVESTMENTS)
          4,530   New York City Housing Development Corporation,      7/15 at 100.00             AA+        4,703,182
                     New York, Capital Fund Program Revenue Bonds,
                     Series 2005A, 5.000%, 7/01/25 - NPFG Insured
                     (UB)
                  New York City Housing Development Corporation,
                  New York, Multifamily Housing Revenue Bonds,
                  Series 2001A:
          1,610      5.500%, 11/01/31                                 5/11 at 101.00              AA        1,630,898
          2,000      5.600%, 11/01/42                                 5/11 at 101.00              AA        2,023,760
                  New York City Housing Development Corporation,
                  New York, Multifamily Housing Revenue Bonds,
                  Series 2002A:
            910      5.375%, 11/01/23 (Alternative Minimum Tax)       5/12 at 100.00              AA          922,012
            450      5.500%, 11/01/34 (Alternative Minimum Tax)       5/12 at 100.00              AA          452,525
          1,500   New York City Housing Development Corporation,      5/14 at 100.00              AA        1,535,025
                     New York, Multifamily Housing Revenue Bonds,
                     Series 2004A, 5.250%, 11/01/30
          2,000   New York State Housing Finance Agency,             11/17 at 100.00             Aa2        2,004,860
                     Affordable Housing Revenue Bonds, Series
                     2007B, 5.300%, 11/01/37 (Alternative Minimum
                     Tax)
            690   New York State Housing Finance Agency,             11/17 at 100.00             Aa2          691,677
                     Affordable Housing Revenue, Series 2007A,
                     5.250%, 11/01/38 (Alternative Minimum Tax)
          1,100   New York State Housing Finance Agency, Secured      8/10 at 100.50             Aa1        1,111,891
                     Mortgage Program Multifamily Housing Revenue
                     Bonds, Series 1999I, 6.200%, 2/15/20
                     (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
         14,790   Total Housing/Multifamily                                                                15,075,830
---------------------------------------------------------------------------------------------------------------------
                  HOUSING/SINGLE FAMILY - 5.1% (3.3% OF TOTAL
                     INVESTMENTS)
            835   New York State Mortgage Agency, Homeowner           4/17 at 100.00             Aa1          836,553
                     Mortgage Revenue Bonds, 2007 Series 145,
                     5.125%, 10/01/37 (Alternative Minimum Tax)
          2,295   New York State Mortgage Agency, Homeowner           4/15 at 100.00             Aa1        2,211,370
                     Mortgage Revenue Bonds, Series 130, 4.650%,
                     4/01/27 (Alternative Minimum Tax)
            880   New York State Mortgage Agency, Homeowner          10/17 at 100.00             Aa1          888,703
                     Mortgage Revenue Bonds, Series 148, 2007,
                     5.200%, 10/01/32 (Alternative Minimum Tax)
          1,250   New York State Mortgage Agency, Homeowner           9/10 at 100.00             Aa1        1,254,725
                     Mortgage Revenue Bonds, Series 73A, 5.250%,
                     10/01/17 (Alternative Minimum Tax)
            245   New York State Mortgage Agency, Homeowner           4/10 at 100.00             Aa1          245,108
                     Mortgage Revenue Bonds, Series 82, 5.650%,
                     4/01/30 (Alternative Minimum Tax)
          4,565   New York State Mortgage Agency, Homeowner           4/11 at 100.00             Aa1        4,581,708
                     Mortgage Revenue Bonds, Series 97, 5.500%,
                     4/01/31 (Alternative Minimum Tax)
          1,660   New York State Mortgage Agency, Mortgage Revenue    4/13 at 101.00             Aaa        1,669,545
                     Bonds, Thirty-Third Series A, 4.750%, 4/01/23
                     (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------
         11,730   Total Housing/Single Family                                                              11,687,712
---------------------------------------------------------------------------------------------------------------------

28 Nuveen Investments

      PRINCIPAL                                                        OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                      PROVISIONS (2)     RATINGS (3)           VALUE
----------------------------------------------------------------------------------------------------------------------
                  LONG-TERM CARE - 5.4% (3.5% OF TOTAL
                     INVESTMENTS)
$         1,100   Dormitory Authority of the State of New York,       2/17 at 103.00              A-   $    1,102,794
                     GNMA Collateralized Revenue Bonds, Cabrini of
                     Westchester Project, Series 2006, 5.200%,
                     2/15/41
            645   Dormitory Authority of the State of New York,      11/16 at 100.00              A1          636,589
                     Non-State Supported Debt, Ozanam Hall of
                     Queens Nursing Home Revenue Bonds, Series
                     2006, 5.000%, 11/01/31
          1,375   Dormitory Authority of the State of New York,       7/10 at 102.00             BBB        1,379,524
                     Revenue Bonds, Miriam Osborn Memorial Home
                     Association, Series 2000B, 6.375%, 7/01/29 -
                     ACA Insured
                  Dormitory Authority of the State of New York,
                  Revenue Bonds, Providence Rest, Series 2005:
             50      5.125%, 7/01/30 - ACA Insured                    7/15 at 100.00             N/R           35,193
            425      5.000%, 7/01/35 - ACA Insured                    7/15 at 100.00             N/R          275,732
          1,350   New York City Industrial Development Agency,        7/11 at 101.00             N/R        1,366,079
                     New York, Civic Facility Revenue Bonds, Special
                     Needs Facilities Pooled Program, Series
                     2001A-1, 7.250%, 7/01/16
                  New York City Industrial Development Agency,
                  New York, Civic Facility Revenue Bonds, Special
                  Needs Facilities Pooled Program, Series
                  2008A-1:
          1,965      5.500%, 7/01/18                                  7/16 at 101.00             N/R        1,784,692
            755      5.800%, 7/01/23                                  7/16 at 101.00             N/R          663,841
          2,720   Oswego County Industrial Development Agency,        8/10 at 100.50             AA+        2,735,069
                     New York, FHA-Insured Mortgage Assisted Civic
                     Facility Revenue Bonds, Bishop Commons Inc.,
                     Series 1999A, 5.375%, 2/01/49
            340   Suffolk County Industrial Development Agency,       7/16 at 101.00             N/R          298,948
                     New York, Civic Facility Revenue Bonds,
                     Special Needs Facilities Pooled Program,
                     Series 2008-B1, 5.800%, 7/01/23
          2,100   Syracuse Housing Authority, New York,               8/10 at 100.00             AAA        2,106,678
                     FHA-Insured Mortgage Revenue Bonds, Loretto
                     Rest Residential Healthcare Facility, Series
                     1997A, 5.600%, 8/01/17
----------------------------------------------------------------------------------------------------------------------
         12,825   Total Long-Term Care                                                                     12,385,139
----------------------------------------------------------------------------------------------------------------------
                  MATERIALS - 0.2% (0.2% OF TOTAL INVESTMENTS)
            575   Jefferson County Industrial Development Agency,    12/13 at 100.00             BBB          565,265
                     New York, Solid Waste Disposal Revenue Bonds,
                     International Paper Company Project, Series
                     2003A, 5.200%, 12/01/20 (Alternative Minimum
                     Tax)
----------------------------------------------------------------------------------------------------------------------
                  TAX OBLIGATION/GENERAL - 11.1% (7.4% OF TOTAL
                     INVESTMENTS)
          3,000   New York City, New York, General Obligation         9/15 at 100.00              AA        3,245,430
                     Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19
                     - SYNCORA GTY Insured
          6,400   New York City, New York, General Obligation         6/16 at 100.00              AA        6,717,824
                     Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25
                     (UB)
            400   New York City, New York, General Obligation         8/19 at 100.00              AA          423,840
                     Bonds, Fiscal Series 2009E, 5.000%, 8/01/28
          1,800   New York City, New York, General Obligation         8/14 at 100.00              AA        2,008,980
                     Bonds, Series 2004C-1, 5.250%, 8/15/16 (UB)
         10,000   New York City, New York, General Obligation        12/17 at 100.00              AA       10,640,800
                     Bonds, Series 2007D-1, 5.125%, 12/01/26 (UB)
          2,500   New York City, New York, General Obligation        11/14 at 100.00             AAA        2,686,725
                     Bonds, Series 2004E, 5.000%, 11/01/19 - AGM
                     Insured (UB)
----------------------------------------------------------------------------------------------------------------------
         24,100   Total Tax Obligation/General                                                             25,723,599
----------------------------------------------------------------------------------------------------------------------
                  TAX OBLIGATION/LIMITED - 36.5% (24.2% OF TOTAL
                     INVESTMENTS)
          2,400   Battery Park City Authority, New York, Senior      11/13 at 100.00             AAA        2,602,320
                     Revenue Bonds, Series 2003A, 5.000%, 11/01/23
                  Dormitory Authority of the State of New York,
                  Lease Revenue Bonds, Nassau County Board of
                  Cooperative Educational Services, Series
                  2001A:
          1,265      5.250%, 8/15/17 - AGM Insured                    8/11 at 100.00             AAA        1,328,490
          1,385      5.250%, 8/15/18 - AGM Insured                    8/11 at 100.00             AAA        1,450,649
          1,000   Dormitory Authority of the State of New York,       2/15 at 100.00             AA-        1,035,760
                     Revenue Bonds, Mental Health Services
                     Facilities Improvements, Series 2005D-1,
                     5.000%, 8/15/23 - FGIC Insured
            690   Dormitory Authority of the State of New York,       3/15 at 100.00             AAA          737,224
                     State Personal Income Tax Revenue Bonds,
                     Series 2005F, 5.000%, 3/15/21 - AGM Insured
            500   Hudson Yards Infrastructure Corporation,            2/17 at 100.00               A          478,430
                     New York, Revenue Bonds, Series 2006A, 5.000%,
                     2/15/47
                  Metropolitan Transportation Authority, New York,
                  Dedicated Tax Fund Bonds, Series 2002A:
          5,000      5.250%, 11/15/25 - AGM Insured                  11/12 at 100.00             AAA        5,232,050
          2,500      5.000%, 11/15/30                                11/12 at 100.00              AA        2,525,550

                                                           Nuveen Investments 29

    | Portfolio of Investments March 31, 2010 (Unaudited)

      PRINCIPAL                                                        OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                      PROVISIONS (2)     RATINGS (3)           VALUE
----------------------------------------------------------------------------------------------------------------------
                  TAX OBLIGATION/LIMITED (continued)
                  Metropolitan Transportation Authority, New York,
                  State Service Contract Refunding Bonds, Series
                  2002A:
$         2,175      5.750%, 7/01/18                                    No Opt. Call             AA-   $    2,537,333
          2,000      5.125%, 1/01/29                                  7/12 at 100.00             AA-        2,033,180
          1,300      5.000%, 7/01/30 - AMBAC Insured                  7/12 at 100.00             AA-        1,316,172
          1,680   Monroe Newpower Corporation, New York, Power        1/13 at 102.00             BBB        1,547,734
                     Facilities Revenue Bonds, Series 2003,
                     5.500%, 1/01/34
                  New York City Sales Tax Asset Receivable
                  Corporation, New York, Dedicated Revenue
                  Bonds, Local Government Assistance
                  Corporation, Series 2004A:
          2,670      5.000%, 10/15/25 - NPFG Insured (UB)            10/14 at 100.00             AAA        2,883,680
          2,125      5.000%, 10/15/26 - NPFG Insured (UB)            10/14 at 100.00             AAA        2,245,615
          2,475      5.000%, 10/15/29 - AMBAC Insured (UB)           10/14 at 100.00             AAA        2,594,988
          3,100   New York City Transitional Finance Authority,       1/17 at 100.00             AA-        3,222,698
                     New York, Building Aid Revenue Bonds, Fiscal
                     Series 2007S-2, 5.000%, 1/15/28 - FGIC
                     Insured
          2,665   New York City Transitional Finance Authority,       2/13 at 100.00             AAA        2,785,298
                     New York, Future Tax Secured Bonds, Fiscal
                     Series 2003E, 5.000%, 2/01/23 - FGIC Insured
          3,640   New York City Transitional Finance Authority,      11/17 at 100.00             AAA        3,890,687
                     New York, Future Tax Secured Bonds, Fiscal
                     Series 2007C-1, 5.000%, 11/01/27
          2,400   New York City Transitional Finance Authority,       5/19 at 100.00             AAA        2,714,736
                     New York, Future Tax Secured Bonds, Tender
                     Option Bond Trust 3545, 13.352%, 5/01/38 (IF)
          1,000   New York State Environmental Facilities             3/14 at 100.00             AA-        1,042,030
                     Corporation, Infrastructure Revenue Bonds,
                     Series 2003A, 5.000%, 3/15/21
          5,000   New York State Environmental Facilities            12/17 at 100.00             AAA        5,342,150
                     Corporation, State Personal Income Tax
                     Revenue Bonds, Series 2008A, 5.000%, 12/15/27
                     (UB)
          2,030   New York State Housing Finance Agency, State        9/15 at 100.00             AAA        2,105,394
                     Personal Income Tax Revenue Bonds, Economic
                     Development and Housing, Series 2006A,
                     5.000%, 3/15/36
          1,000   New York State Thruway Authority, Highway and      10/15 at 100.00              AA        1,076,010
                     Bridge Trust Fund Bonds, Second General,
                     Series 2005B, 5.000%, 4/01/21 - AMBAC Insured
          5,600   New York State Thruway Authority, Highway and         No Opt. Call              AA        6,494,600
                     Bridge Trust Fund Bonds, Series 2005B,
                     5.500%, 4/01/20 - AMBAC Insured (UB)
          2,800   New York State Thruway Authority, Highway and      10/17 at 100.00              AA        2,961,308
                     Bridge Trust Fund Bonds, Series 2007, 5.000%,
                     4/01/27
          4,285   New York State Thruway Authority, State Personal    3/12 at 100.00             AAA        4,576,851
                     Income Tax Revenue Bonds, Series 2002A,
                     5.125%, 3/15/21
          6,700   New York State Tobacco Settlement Financing         6/13 at 100.00             AA-        7,123,505
                     Corporation, Tobacco Settlement Asset-Backed
                     and State Contingency Contract-Backed Bonds,
                     Series 2003A-1, 5.250%, 6/01/20 - AMBAC
                     Insured
          3,000   New York State Tobacco Settlement Financing         6/13 at 100.00             AA-        3,198,540
                     Corporation, Tobacco Settlement Asset-Backed
                     and State Contingency Contract-Backed Bonds,
                     Series 2003B-1C, 5.500%, 6/01/21
          3,595   New York State Urban Development Corporation,         No Opt. Call             AA-        3,723,270
                     Service Contract Revenue Bonds, Correctional
                     and Youth Facilities, Series 2002A, 5.500%,
                     1/01/17 (Mandatory put 1/01/11)
          1,300   New York State Urban Development Corporation,       3/15 at 100.00             AAA        1,355,510
                     State Personal Income Tax Revenue Bonds,
                     Series 2005B, 5.000%, 3/15/30 - AGM Insured
          1,950   Puerto Rico Sales Tax Financing Corporation,        2/20 at 100.00              A+        2,031,023
                     Sales Tax Revenue Bonds, First Subordinate
                     Series 2010A, 5.500%, 8/01/42
----------------------------------------------------------------------------------------------------------------------
         79,230   Total Tax Obligation/Limited                                                             84,192,785
----------------------------------------------------------------------------------------------------------------------
                  TRANSPORTATION - 11.4% (7.6% OF TOTAL
                     INVESTMENTS)
            660   Albany Parking Authority, New York, Revenue        10/11 at 101.00            BBB+          693,403
                     Bonds, Series 2001B, 5.250%, 10/15/12
          1,500   Metropolitan Transportation Authority, New York,      No Opt. Call               A        1,667,055
                     Transportation Revenue Bonds, Series 2003A,
                     5.000%, 11/15/15 - FGIC Insured
          1,900   New York City Industrial Development Agency,        6/10 at 101.00             BB-        1,380,198
                     New York, Special Facilities Revenue Bonds,
                     British Airways PLC, Series 1998, 5.250%,
                     12/01/32 (Alternative Minimum Tax)
          1,500   New York City Industrial Development Agency,        1/16 at 100.00              A3        1,519,020
                     New York, Special Facilities Revenue Bonds,
                     Terminal One Group JFK Project, Series 2005,
                     5.500%, 1/01/24 (Alternative Minimum Tax)
            215   New York State Thruway Authority, General           1/15 at 100.00              A+          219,629
                     Revenue Bonds, Series 2005F, 5.000%, 1/01/30
                     - AMBAC Insured

30 Nuveen Investments

      PRINCIPAL                                                        OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                      PROVISIONS (2)     RATINGS (3)           VALUE
----------------------------------------------------------------------------------------------------------------------
                  TRANSPORTATION (continued)
$         1,100   New York State Thruway Authority, General           7/15 at 100.00             AAA   $    1,131,603
                     Revenue Bonds, Series 2005G, 5.000%, 1/01/30
                     - AGM Insured (UB)
          1,000   Niagara Frontier Airport Authority, New York,       4/10 at 100.50               A        1,001,490
                     Airport Revenue Bonds, Buffalo Niagara
                     International Airport, Series 1999A, 5.625%,
                     4/01/29 - NPFG Insured (Alternative Minimum
                     Tax)
                  Port Authority of New York and New
                  Jersey, Consolidated Revenue Bonds, One
                  Hundred Fortieth Series 2005:
          2,300      5.000%, 12/01/28 - SYNCORA GTY Insured           6/15 at 101.00             Aa2        2,434,964
          1,080      5.000%, 12/01/31 - SYNCORA GTY Insured           6/15 at 101.00             Aa2        1,126,872
            770   Port Authority of New York and New Jersey,          8/17 at 100.00             AAA          906,228
                     Consolidated Revenue Bonds, One Hundred Forty
                     Eighth Series 2007, Trust 2920, 17.440%,
                     8/15/32 - AGM Insured (IF)
          2,040   Puerto Rico Ports Authority, Special Facilities     6/10 at 100.00            CCC+        1,583,795
                     Revenue Bonds, American Airlines Inc., Series
                     1996A, 6.250%, 6/01/26 (Alternative Minimum
                     Tax)
          2,000   Triborough Bridge and Tunnel Authority,             1/12 at 100.00             Aa2        2,112,920
                     New York, General Purpose Revenue Bonds,
                     Series 2001A, 5.000%, 1/01/19
          5,750   Triborough Bridge and Tunnel Authority,            11/12 at 100.00             Aa2        6,119,436
                     New York, General Purpose Revenue Refunding
                     Bonds, Series 2002B, 5.000%, 11/15/21
          2,400   Triborough Bridge and Tunnel Authority,            11/12 at 100.00             Aa3        2,567,256
                     New York, Subordinate Lien General Purpose
                     Revenue Refunding Bonds, Series 2002E,
                     5.250%, 11/15/22 - NPFG Insured
          1,750   Triborough Bridge and Tunnel Authority,            11/18 at 100.00             Aa2        1,924,808
                     New York, Subordinate Lien General Purpose
                     Revenue Refunding Bonds, Tender Option Bond
                     Trust 1184, 9.185%, 11/15/33 (IF)
----------------------------------------------------------------------------------------------------------------------
         25,965   Total Transportation                                                                     26,388,677
----------------------------------------------------------------------------------------------------------------------
                  U.S. GUARANTEED - 14.9% (9.9% OF TOTAL
                     INVESTMENTS) (4)
          1,520   Dormitory Authority of the State of New York,       2/13 at 102.00             Aaa        1,723,330
                     FHA-Insured Nursing Home Mortgage Revenue
                     Bonds, Shorefront Jewish Geriatric Center
                     Inc., Series 2002, 5.200%, 2/01/32
                     (Pre-refunded 2/01/13)
                  Dormitory Authority of the State of New York,
                  Improvement Revenue Bonds, Mental Health
                  Services Facilities, Series 2000D:
             25      5.875%, 2/15/18 (Pre-refunded 8/15/10) - AGM     8/10 at 100.00             AAA           25,525
                        Insured
             10      5.875%, 2/15/18 (Pre-refunded 8/15/10) - AGM     8/10 at 100.00             AAA           10,209
                        Insured
            155      5.875%, 2/15/18 (Pre-refunded 8/15/10) - AGM     8/10 at 100.00             AAA          158,257
                        Insured
             20      5.875%, 2/15/19 (Pre-refunded 8/15/10) - AGM     8/10 at 100.00             AAA           20,420
                        Insured
             10      5.875%, 2/15/19 (Pre-refunded 8/15/10) - AGM     8/10 at 100.00             AAA           10,209
                        Insured
            155      5.875%, 2/15/19 (Pre-refunded 8/15/10) - AGM     8/10 at 100.00             AAA          158,257
                        Insured
             25      5.875%, 8/15/19 (Pre-refunded 8/15/10) - AGM     8/10 at 100.00             AAA           25,525
                        Insured
             15      5.875%, 8/15/19 (Pre-refunded 8/15/10) - AGM     8/10 at 100.00             AAA           15,313
                        Insured
            180      5.875%, 8/15/19 (Pre-refunded 8/15/10) - AGM     8/10 at 100.00             AAA          183,782
                        Insured
          1,000   Dormitory Authority of the State of New York,       7/12 at 100.00             AAA        1,100,740
                     Revenue Bonds, Columbia University, Series
                     2002B, 5.375%, 7/01/19 (Pre-refunded 7/01/12)
            350   Dormitory Authority of the State of New York,       7/10 at 101.00             AAA          357,998
                     Revenue Bonds, Fashion Institute of
                     Technology, Series 2000, 5.375%, 7/01/20
                     (Pre-refunded 7/01/10) - AGM Insured
            705   Erie County Tobacco Asset Securitization            7/10 at 101.00             AAA          723,605
                     Corporation, New York, Senior Tobacco
                     Settlement Asset-Backed Bonds, Series 2000,
                     6.000%, 7/15/20 (Pre-refunded 7/15/10)
          5,000   Metropolitan Transportation Authority, New York,   10/15 at 100.00             AAA        5,681,450
                     Dedicated Tax Fund Bonds, Series 1998A,
                     4.500%, 4/01/18 (Pre-refunded 10/01/15) -
                     FGIC Insured
            455   Monroe Tobacco Asset Securitization Corporation,    6/10 at 101.00             AAA          463,504
                     New York, Tobacco Settlement Asset-Backed
                     Bonds, Series 2000, 6.150%, 6/01/25
                     (Pre-refunded 6/01/10)
            925   New York City Industrial Development Agency,        7/10 at 102.00         N/R (4)          958,420
                     New York, Civic Facility Revenue Bonds, Special
                     Needs Facilities Pooled Program, Series 2000,
                     8.125%, 7/01/19 (Pre-refunded 7/01/10)
          2,215   New York State Thruway Authority, State Personal    3/12 at 100.00         Aa3 (4)        2,387,327
                     Income Tax Revenue Bonds, Series 2002A,
                     5.125%, 3/15/21 (ETM)
          2,950   New York State Urban Development Corporation,       3/13 at 100.00             AAA        3,283,026
                     State Personal Income Tax Revenue Bonds,
                     Series 2003B, 5.000%, 3/15/22 (Pre-refunded
                     3/15/13)
          1,600   Triborough Bridge and Tunnel Authority,             3/12 at 100.00             AAA        1,837,344
                     New York, General Purpose Revenue Bonds,
                     Series 1993B, 5.000%, 1/01/20 (ETM)
          7,500   Triborough Bridge and Tunnel Authority,             1/22 at 100.00             AAA        9,059,246
                     New York, General Purpose Revenue Bonds, Series
                     1999B, 5.500%, 1/01/30 (Pre-refunded 1/01/22)

                                                           Nuveen Investments 31

    | Portfolio of Investments March 31, 2010 (Unaudited)

      PRINCIPAL                                                        OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                      PROVISIONS (2)     RATINGS (3)           VALUE
----------------------------------------------------------------------------------------------------------------------
                  U.S. GUARANTEED (4) (continued)
$         3,480   Virgin Islands Public Finance Authority, Gross     10/10 at 101.00        BBB+ (4)   $    3,618,574
                     Receipts Taxes Loan Note, Series 1999A,
                     6.500%, 10/01/24 (Pre-refunded 10/01/10)
          2,520   Yonkers Industrial Development Agency, New York,    2/11 at 100.00        Baa3 (4)        2,642,825
                     Revenue Bonds, Community Development
                     Properties - Yonkers Inc. Project, Series
                     2001A, 6.625%, 2/01/26 (Pre-refunded 2/01/11)
----------------------------------------------------------------------------------------------------------------------
         30,815   Total U.S. Guaranteed                                                                    34,444,886
----------------------------------------------------------------------------------------------------------------------
                  UTILITIES - 9.2% (6.1% OF TOTAL INVESTMENTS)
          2,200   Chautauqua County Industrial Development Agency,    2/20 at 100.00            Baa3        2,238,412
                     New York, Exempt Facility Revenue Bonds, NRG
                     Dunkirk Power Project, Series 2009, 5.875%,
                     4/01/42
                  Long Island Power Authority, New York, Electric
                  System General Revenue Bonds, Series 2006A:
          3,100      5.000%, 12/01/23 - FGIC Insured                  6/16 at 100.00               A        3,228,371
          3,100      5.000%, 12/01/24 - FGIC Insured                  6/16 at 100.00               A        3,214,576
          2,300   Nassau County Industrial Development Authority,     6/13 at 100.00              A-        2,209,311
                     New York, Keyspan Glenwood Energy Project,
                     Series 2003, 5.250%, 6/01/27 (Alternative
                     Minimum Tax)
          2,000   Niagara County Industrial Development Agency,      11/11 at 101.00            Baa2        2,023,360
                     New York, Solid Waste Disposal Facility
                     Revenue Refunding Bonds, American Ref-Fuel
                     Company of Niagara LP, Series 2001D, 5.550%,
                     11/15/24 (Mandatory put 11/15/15)
          4,000   Power Authority of the State of New York,          11/10 at 100.00             Aa2        4,020,680
                     General Revenue Bonds, Series 2000A, 5.250%,
                     11/15/40
            820   Power Authority of the State of New York,          11/15 at 100.00             Aa2          884,854
                     General Revenue Bonds, Series 2006A, 5.000%,
                     11/15/19 - FGIC Insured
          4,000   Suffolk County Industrial Development Agency,       7/10 at 100.50             N/R        3,348,560
                     New York, Revenue Bonds, Nissequogue
                     Cogeneration Partners Facility, Series 1998,
                     5.500%, 1/01/23 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
         21,520   Total Utilities                                                                          21,168,124
----------------------------------------------------------------------------------------------------------------------
                  WATER AND SEWER - 7.0% (4.6% OF TOTAL
                     INVESTMENTS)
          2,495   New York City Municipal Water Finance Authority,    6/10 at 101.00             AAA        2,546,372
                     New York, Water and Sewerage System Revenue
                     Bonds, Fiscal Series 2000B, 6.100%, 6/15/31 -
                     MBIA Insured
          2,000   New York City Municipal Water Finance Authority,    6/11 at 101.00             AAA        2,133,780
                     New York, Water and Sewerage System Revenue
                     Bonds, Fiscal Series 2001D, 5.500%, 6/15/17
          2,225   New York City Municipal Water Finance Authority,    6/12 at 100.00             AAA        2,396,125
                     New York, Water and Sewerage System Revenue
                     Bonds, Fiscal Series 2003A, 5.375%, 6/15/19
          3,000   New York City Municipal Water Finance Authority,    6/19 at 100.00             AA+        3,224,160
                     New York, Water and Sewerage System Revenue
                     Bonds, Second Generation Resolution, Fiscal
                     2010 Series 2009BB, 5.000%, 6/15/27
                  New York State Environmental Facilities
                  Corporation, State Clean Water and Drinking
                  Water Revolving Funds Revenue Bonds, Pooled Loan
                  Issue, Series 2002F:
          1,345      5.250%, 11/15/19                                11/12 at 100.00             AAA        1,472,264
          4,060      5.250%, 11/15/20                                11/12 at 100.00             AAA        4,444,158
----------------------------------------------------------------------------------------------------------------------
         15,125   Total Water and Sewer                                                                    16,216,859
----------------------------------------------------------------------------------------------------------------------
$       333,425   Total Long-Term Investments (cost $335,420,383)                                         343,394,184
                     - 148.7% (98.5% of Total Investments)
===============-------------------------------------------------------------------------------------------------------

32 Nuveen Investments

      PRINCIPAL                                                        OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                      PROVISIONS (2)     RATINGS (3)           VALUE
----------------------------------------------------------------------------------------------------------------------
                  SHORT-TERM INVESTMENTS - 2.2% (1.5% OF TOTAL
                     INVESTMENTS)
                  MUNICIPAL BONDS - 0.6% (0.4% OF TOTAL
                     INVESTMENTS)
                  TAX OBLIGATION/LIMITED - 0.6% (0.4% OF TOTAL
                     INVESTMENTS)
$         1,495   Metropolitan Transportation Authority, New York,    5/10 at 100.00             A-1   $    1,495,000
                     Dedicated Tax Fund Bonds, Variable Rate Demand
                     Revenue Obligations, Series 2008A, 0.310%,
                     11/01/31 - AGM Insured (5)
----------------------------------------------------------------------------------------------------------------------
                  EURO DOLLAR TIME DEPOSITS - 1.6% (1.1% OF TOTAL
                     INVESTMENTS)
          3,614   State Street Bank Euro Dollar Time Deposit,                    N/A             N/A        3,613,851
                     0.010%, 4/01/10
----------------------------------------------------------------------------------------------------------------------
$         5,109   Total Short-Term Investments (cost $5,108,851)                                            5,108,851
===============-------------------------------------------------------------------------------------------------------
                  Total Investments (cost $340,529,234) - 150.9%                                          348,503,035
                  ----------------------------------------------------------------------------------------------------
                  Floating Rate Obligations - (15.0)%                                                     (34,645,000)
                  ----------------------------------------------------------------------------------------------------
                  Variable Rate Demand Preferred Shares, at                                               (89,000,000)
                     Liquidation Value - (38.5)% (6)
                  ----------------------------------------------------------------------------------------------------
                  Other Assets Less Liabilities - 2.6%                                                      6,028,162
                  ----------------------------------------------------------------------------------------------------
                  Net Assets Applicable to Common Shares - 100%                                        $  230,886,197
                  ====================================================================================================

(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(6) Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 25.5%.

N/A   Not applicable.

N/R   Not rated.

(ETM) Escrowed to maturity.

(IF)  Inverse floating rate investment.

(UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 - Inverse Floating Rate Securities for more information.

                                 See accompanying notes to financial statements.

                                                           Nuveen Investments 33

NAN | Nuveen New York Dividend Advantage Municipal Fund
    | Portfolio of Investments March 31, 2010 (Unaudited)

      PRINCIPAL                                                        OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                      PROVISIONS (2)     RATINGS (3)           VALUE
----------------------------------------------------------------------------------------------------------------------
                  CONSUMER DISCRETIONARY - 2.8% (1.9% OF TOTAL
                     INVESTMENTS)
$           950   New York City Industrial Development Agency,        9/15 at 100.00             BB+   $      827,080
                     New York, Liberty Revenue Bonds,
                     IAC/InterActiveCorp, Series 2005, 5.000%,
                     9/01/35
          3,600   Seneca Nation of Indians Capital Improvements       6/17 at 100.00              BB        2,999,772
                     Authority, New York, Special Obligation Bonds,
                     Series 2007A, 5.000%, 12/01/23
----------------------------------------------------------------------------------------------------------------------
          4,550   Total Consumer Discretionary                                                              3,826,852
----------------------------------------------------------------------------------------------------------------------
                  CONSUMER STAPLES - 2.3% (1.5% OF TOTAL
                     INVESTMENTS)
            305   New York Counties Tobacco Trust II, Tobacco         6/11 at 101.00             BBB          291,760
                     Settlement Pass-Through Bonds, Series 2001,
                     5.250%, 6/01/25
            785   Puerto Rico, The Children's Trust Fund, Tobacco     5/12 at 100.00             BBB          761,505
                     Settlement Asset-Backed Refunding Bonds,
                     Series 2002, 5.375%, 5/15/33
            240   Rensselaer Tobacco Asset Securitization             6/12 at 100.00             BBB          228,372
                     Corporation, New York, Tobacco Settlement
                     Asset-Backed Bonds, Series 2001A, 5.200%,
                     6/01/25
                  TSASC Inc., New York, Tobacco Asset-Backed Bonds,
                  Series 2006:
            805   4.750%, 6/01/22                                     6/16 at 100.00             BBB          775,400
          1,125   5.000%, 6/01/26                                     6/16 at 100.00             BBB        1,036,856
----------------------------------------------------------------------------------------------------------------------
          3,260   Total Consumer Staples                                                                    3,093,893
----------------------------------------------------------------------------------------------------------------------
                  EDUCATION AND CIVIC ORGANIZATIONS - 15.0% (10.0%
                     OF TOTAL INVESTMENTS)
            380   Albany Industrial Development Agency, New York,     7/17 at 100.00             BBB          352,287
                     Revenue Bonds, Albany Law School, Series
                     2007A, 5.000%, 7/01/31
            160   Albany Industrial Development Agency, New York,     4/17 at 100.00             N/R          128,611
                     Revenue Bonds, Brighter Choice Charter
                     Schools, Series 2007A, 5.000%, 4/01/37
          1,725   Brooklyn Areba Local Development Corporation,         No Opt. Call            BBB-        1,785,824
                     New York, Payment in Lieu of Taxes Revenue
                     Bonds, Barclays Center Project, Series 2009,
                     6.250%, 7/15/40
            120   Cattaraugus County Industrial Development Agency,   5/16 at 100.00            BBB-          114,773
                     New York, Revenue Bonds, St. Bonaventure
                     University, Series 2006, 5.000%, 5/01/23
          1,635   Dormitory Authority of the State of New York,       7/17 at 100.00             N/R        1,475,326
                     General Revenue Bonds, Manhattan College,
                     Series 2007A, 5.000%, 7/01/41 - RAAI Insured
          1,000   Dormitory Authority of the State of New York,         No Opt. Call             AA-        1,109,410
                     Lease Revenue Bonds, State University
                     Dormitory Facilities, Series 2003B, 5.250%,
                     7/01/32 (Mandatory put 7/01/13) - SYNCORA GTY
                     Insured
            705   Dormitory Authority of the State of New York,       7/15 at 100.00             AA-          711,747
                     Lease Revenue Bonds, State University
                     Dormitory Facilities, Series 2004A, 5.000%,
                     7/01/29 - NPFG Insured
            195   Dormitory Authority of the State of New York,       7/10 at 101.00             AAA          199,060
                     Revenue Bonds, Fashion Institute of
                     Technology, Series 2000, 5.375%, 7/01/20 - AGM
                     Insured
          1,630   Dutchess County Industrial Development Agency,      8/17 at 100.00            Baa1        1,368,744
                     New York, Civic Facility Revenue Bonds, Bard
                     College Project, Series 2007-A2, 4.500%,
                     8/01/36
            370   Hempstead Town Industrial Development Agency,      10/15 at 100.00               A          373,896
                     New York, Revenue Bonds, Adelphi University,
                     Civic Facility Project, Series 2005, 5.000%,
                     10/01/35
          3,070   Monroe County Industrial Development Agency,        6/10 at 101.00             N/R        3,069,939
                     New York, Civic Facility Revenue Bonds,
                     St. John Fisher College, Series 1999, 5.375%,
                     6/01/24 - RAAI Insured
            330   New York City Industrial Development Agency,       10/14 at 100.00              A-          315,200
                     New York, Civic Facility Revenue Bonds, St.
                     Francis College, Series 2004, 5.000%, 10/01/34
          1,800   New York City Industrial Development Agency,        2/11 at 100.00              A-        1,810,800
                     New York, Civic Facility Revenue Bonds, YMCA of
                     Greater New York, Series 2002, 5.250%, 8/01/21
                  New York City Industrial Development Agency,
                  New York, PILOT Revenue Bonds, Queens Baseball
                  Stadium Project, Series 2006:
            160      5.000%, 1/01/36 - AMBAC Insured                  1/17 at 100.00             BB+          141,232
          1,000      5.000%, 1/01/39 - AMBAC Insured                  1/17 at 100.00             BB+          873,550
          1,630      4.750%, 1/01/42 - AMBAC Insured                  1/17 at 100.00             BB+        1,344,228
          2,240   New York City Industrial Development Authority,     9/16 at 100.00            BBB-        1,931,037
                     New York, PILOT Revenue Bonds, Yankee Stadium
                     Project, Series 2006, 4.500%, 3/01/39 - FGIC
                     Insured

34 Nuveen Investments

      PRINCIPAL                                                        OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                      PROVISIONS (2)     RATINGS (3)           VALUE
----------------------------------------------------------------------------------------------------------------------
                  EDUCATION AND CIVIC ORGANIZATIONS (continued)
$         1,500   Niagara County Industrial Development Agency,      11/11 at 101.00             BBB   $    1,514,670
                     New York, Civic Facility Revenue Bonds,
                     Niagara University, Series 2001A, 5.350%,
                     11/01/23 - RAAI Insured
            245   Seneca County Industrial Development Authority,    10/17 at 100.00             BBB          217,947
                     New York, Revenue Bonds, New York
                     Chiropractic College, Series 2007, 5.000%,
                     10/01/27
          1,085   Town of Hempstead, New York, Local Development      7/19 at 100.00            BBB+        1,089,524
                     Corporation Revenue Bonds, Molloy College
                     Project, Series 2009, 5.750%, 7/01/39
            250   Town of Hempstead, New York, Local Development      2/19 at 100.00               A          257,280
                     Corporation Revenue Refunding Bonds,
                     Series 2009A, and Revenue Bonds, Series 2009B,
                     Adelphi University Project, 5.250%, 2/01/39
----------------------------------------------------------------------------------------------------------------------
         21,230   Total Education and Civic Organizations                                                  20,185,085
----------------------------------------------------------------------------------------------------------------------
                  FINANCIALS - 2.2% (1.4% OF TOTAL INVESTMENTS)
          1,100   Liberty Development Corporation, New York,            No Opt. Call              A1        1,113,948
                     Goldman Sachs Headquarter Revenue Bonds,
                     Series 2005, 5.250%, 10/01/35
          1,740   Liberty Development Corporation, New York,            No Opt. Call              A1        1,826,408
                     Goldman Sachs Headquarters Revenue Bonds
                     Series 2007, 5.500%, 10/01/37
----------------------------------------------------------------------------------------------------------------------
          2,840   Total Financials                                                                          2,940,356
----------------------------------------------------------------------------------------------------------------------
                  HEALTH CARE - 32.2% (21.5% OF TOTAL INVESTMENTS)
                  Albany Industrial Development Agency, New York,
                  Revenue Bonds, Albany Medical Center, Series
                  1999:
          1,120      6.000%, 5/01/19                                  5/10 at 100.50             N/R        1,116,830
          1,460      6.000%, 5/01/29                                  5/10 at 100.50             N/R        1,330,863
          1,880   Dormitory Authority of the State of New York,       8/10 at 100.50               A        1,891,938
                     FHA-Insured Mortgage Hospital Revenue Bonds,
                     Memorial Hospital of William F. and Gertrude
                     F. Jones Inc., Series 1999, 5.250%, 8/01/19 -
                     NPFG Insured
          4,825   Dormitory Authority of the State of New York,       8/10 at 100.50             N/R        4,877,203
                     FHA-Insured Mortgage Hospital Revenue Bonds,
                     Montefiore Medical Center, Series 1999,
                     5.450%, 8/01/29 - AMBAC Insured
            625   Dormitory Authority of the State of New York,       2/15 at 100.00               A          634,875
                     FHA-Insured Mortgage Revenue Bonds,
                     Montefiore Hospital, Series 2004, 5.000%,
                     8/01/29 - FGIC Insured
          3,600   Dormitory Authority of the State of New York,       8/15 at 100.00              A-        3,543,552
                     FHA-Insured Revenue Bonds, St. Lukes
                     Roosevelt Hospital, Series 2005, 4.900%,
                     8/15/31
                  Dormitory Authority of the State of New York,
                  Insured Revenue Bonds, Franciscan Health
                  Partnership Obligated Group - Frances
                  Shervier Home and Hospital, Series 1997:
          2,000      5.500%, 7/01/17 - RAAI Insured                   7/10 at 100.00              A3        2,000,840
          2,000      5.500%, 7/01/27 - RAAI Insured                   7/10 at 100.00              A3        1,960,540
          2,000   Dormitory Authority of the State of New York,       7/10 at 101.00              A3        2,027,420
                     Revenue Bonds, Catholic Health Services of
                     Long Island Obligated Group - St. Catherine
                     of Siena Medical Center, Series 2000A,
                     6.500%, 7/01/20
                  Dormitory Authority of the State of New York,
                  Revenue Bonds, Lenox Hill Hospital Obligated
                  Group, Series 2001:
          1,165      5.375%, 7/01/20                                  7/11 at 101.00             Ba1        1,118,342
            500      5.500%, 7/01/30                                  7/11 at 101.00             Ba1          460,430
          3,150   Dormitory Authority of the State of New York,       7/16 at 100.00              AA        3,233,034
                     Revenue Bonds, Memorial Sloan Kettering
                     Cancer Center, Series 2006, 5.000%, 7/01/35
                     (UB)
          1,575   Dormitory Authority of the State of New York,       7/10 at 101.00              A2        1,596,830
                     Revenue Bonds, Mount Sinai NYU Health
                     Obligated Group, Series 2000A, 6.500%,
                     7/01/25
            250   Dormitory Authority of the State of New York,       7/10 at 100.00              A2          250,128
                     Revenue Bonds, Mount Sinai NYU Health, Series
                     2000C, 5.500%, 7/01/26
          1,410   Dormitory Authority of the State of New York,       8/14 at 100.00             AAA        1,536,209
                     Revenue Bonds, New York and Presbyterian
                     Hospital, Series 2004A, 5.250%, 8/15/15 - AGM
                     Insured
          1,000   Dormitory Authority of the State of New York,      11/16 at 100.00            Baa1          968,340
                     Revenue Bonds, North Shore Long Island Jewish
                     Obligated Group, Series 2005A, 5.000%,
                     11/01/34
          2,000   Dormitory Authority of the State of New York,       7/17 at 100.00             BBB        1,971,020
                     Revenue Bonds, NYU Hospitals Center, Series
                     2007B, 5.625%, 7/01/37
            500   Dormitory Authority of the State of New York,       7/13 at 100.00            Baa1          504,390
                     Revenue Bonds, South Nassau Communities
                     Hospital, Series 2003B, 5.500%, 7/01/23
            600   Dormitory Authority of the State of New York,       7/13 at 100.00            Baa1          567,576
                     Revenue Bonds, Winthrop-South Nassau
                     University Hospital Association, Series
                     2003A, 5.500%, 7/01/32

                                                           Nuveen Investments 35

    | Portfolio of Investments March 31, 2010 (Unaudited)

      PRINCIPAL                                                        OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                      PROVISIONS (2)     RATINGS (3)           VALUE
----------------------------------------------------------------------------------------------------------------------
                  HEALTH CARE (continued)
$           420   Livingston County Industrial Development Agency,    7/10 at 100.00              BB   $      382,864
                     New York, Civic Facility Revenue Bonds,
                     Nicholas H. Noyes Hospital, Series 2005,
                     6.000%, 7/01/30
                  Madison County Industrial Development Agency,
                  New York, Civic Facility Revenue Bonds,
                  Oneida Health System, Series 2007A:
            410      5.250%, 2/01/27                                    No Opt. Call            BBB-          363,350
            360      5.500%, 2/01/32                                    No Opt. Call            BBB-          322,524
          1,750   New York City Health and Hospitals Corporation,     2/13 at 100.00              A+        1,810,778
                     New York, Health System Revenue Bonds, Series
                     2003A, 5.250%, 2/15/22 - AMBAC Insured
            565   New York City Industrial Development Agency,        7/12 at 100.00             Ba2          560,712
                     New York, Civic Facility Revenue Bonds, Staten
                     Island University Hospital, Series 2001B,
                     6.375%, 7/01/31
            100   New York City Industrial Development Agency,        7/12 at 101.00             Ba2           98,940
                     New York, Civic Facility Revenue Bonds, Staten
                     Island University Hospital, Series 2002C,
                     6.450%, 7/01/32
          4,000   Ulster County Industrial Development Agency,        5/10 at 101.00              A2        4,043,319
                     New York, Civic Facility Revenue Bonds,
                     Kingston Hospital, Series 1999, 5.650%,
                     11/15/24
          3,075   Yates County Industrial Development Agency,         8/10 at 100.50             AAA        3,257,378
                     New York, FHA-Insured Civic Facility Mortgage
                     Revenue Bonds, Soldiers and Sailors Memorial
                     Hospital, Series 1999A, 5.650%, 2/01/39
            950   Yonkers Industrial Development Agency, New York,    7/11 at 101.00              B-          931,333
                     Revenue Bonds, St. John's Riverside Hospital,
                     Series 2001A, 7.125%, 7/01/31
----------------------------------------------------------------------------------------------------------------------
         43,290   Total Health Care                                                                        43,361,558
----------------------------------------------------------------------------------------------------------------------
                  HOUSING/MULTIFAMILY - 12.9% (8.6% OF TOTAL
                     INVESTMENTS)
                  Kenmore Housing Authority, New York, Revenue
                  Bonds, State University of New York at Buffalo
                  Student Apartment Project, Series 1999A:
          3,050      5.500%, 8/01/19 - RAAI Insured                   8/10 at 101.00              A3        3,082,940
          2,750      5.500%, 8/01/24 - RAAI Insured                   8/10 at 101.00              A3        2,763,448
          2,585   New York City Housing Development Corporation,      7/15 at 100.00             AA+        2,683,825
                     New York, Capital Fund Program Revenue Bonds,
                     Series 2005A, 5.000%, 7/01/25 - NPFG Insured
                     (UB)
          3,000   New York City Housing Development Corporation,      5/11 at 101.00              AA        3,038,940
                     New York, Multifamily Housing Revenue Bonds,
                     Series 2001A, 5.500%, 11/01/31
            750   New York City Housing Development Corporation,      5/14 at 100.00              AA          767,513
                     New York, Multifamily Housing Revenue Bonds,
                     Series 2004A, 5.250%, 11/01/30
          4,000   New York City Housing Development Corporation,      5/19 at 100.00              AA        4,008,599
                     New York, Multifamily Housing Revenue Bonds,
                     Series 2009J, 4.800%, 5/01/36
            600   New York State Housing Finance Agency,              5/19 at 100.00             Aa2          590,004
                     Affordable Housing Revenue Bonds, Series
                     2009B, 4.500%, 11/01/29
            405   New York State Housing Finance Agency,             11/17 at 100.00             Aa2          405,984
                     Affordable Housing Revenue, Series 2007A,
                     5.250%, 11/01/38 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
         17,140   Total Housing/Multifamily                                                                17,341,253
----------------------------------------------------------------------------------------------------------------------
                  HOUSING/SINGLE FAMILY - 3.9% (2.6% OF TOTAL
                     INVESTMENTS)
            645   Guam Housing Corporation, Mortgage-Backed             No Opt. Call             AAA          704,540
                     Securities Program Single Family Mortgage
                     Revenue Bonds, Series 1998A, 5.750%, 9/01/31
                     (Alternative Minimum Tax)
            485   New York State Mortgage Agency, Homeowner           4/17 at 100.00             Aa1          485,902
                     Mortgage Revenue Bonds, 2007 Series 145,
                     5.125%, 10/01/37 (Alternative Minimum Tax)
          1,350   New York State Mortgage Agency, Homeowner           4/15 at 100.00             Aa1        1,300,806
                     Mortgage Revenue Bonds, Series 130, 4.650%,
                     4/01/27 (Alternative Minimum Tax)
            510   New York State Mortgage Agency, Homeowner          10/17 at 100.00             Aa1          515,044
                     Mortgage Revenue Bonds, Series 148, 2007,
                     5.200%, 10/01/32 (Alternative Minimum Tax)
          1,390   New York State Mortgage Agency, Homeowner           4/10 at 100.00             Aa1        1,390,612
                     Mortgage Revenue Bonds, Series 82, 5.650%,
                     4/01/30 (Alternative Minimum Tax)
            840   New York State Mortgage Agency, Mortgage Revenue    4/13 at 101.00             Aaa          844,830
                     Bonds, Thirty-Third Series A, 4.750%, 4/01/23
                     (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
          5,220   Total Housing/Single Family                                                               5,241,734
----------------------------------------------------------------------------------------------------------------------

36 Nuveen Investments

      PRINCIPAL                                                        OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                      PROVISIONS (2)     RATINGS (3)           VALUE
----------------------------------------------------------------------------------------------------------------------
                  LONG-TERM CARE - 5.6% (3.8% OF TOTAL INVESTMENTS)
$         2,000   Dormitory Authority of the State of New York,       2/15 at 100.00              AA   $    2,011,080
                     FHA-Insured Nursing Home Mortgage Revenue
                     Bonds, Gurwin Jewish Geriatric Center of Long
                     Island, Series 2005A, 4.900%, 2/15/41
            600   Dormitory Authority of the State of New York,       2/17 at 103.00              A-          601,524
                     GNMA Collateralized Revenue Bonds, Cabrini of
                     Westchester Project, Series 2006, 5.200%,
                     2/15/41
            375   Dormitory Authority of the State of New York,      11/16 at 100.00              A1          370,110
                     Non-State Supported Debt, Ozanam Hall of
                     Queens Nursing Home Revenue Bonds, Series
                     2006, 5.000%, 11/01/31
            250   Dormitory Authority of the State of New York,       7/15 at 100.00             N/R          162,195
                     Revenue Bonds, Providence Rest, Series 2005,
                     5.000%, 7/01/35 - ACA Insured
            905   East Rochester Housing Authority, New York,         8/16 at 101.00             N/R          756,254
                     Senior Living Revenue Bonds, Woodland Village
                     Project, Series 2006, 5.500%, 8/01/33
            750   New York City Industrial Development Agency,        7/11 at 101.00             N/R          758,933
                     New York, Civic Facility Revenue Bonds,
                     Special Needs Facilities Pooled Program,
                     Series 2001A-1, 7.250%, 7/01/16
                  New York City Industrial Development Agency,
                  New York, Civic Facility Revenue Bonds, Special
                  Needs Facilities Pooled Program, Series 2008A-1:
          1,140      5.500%, 7/01/18                                  7/16 at 101.00             N/R        1,035,394
            635      5.800%, 7/01/23                                  7/16 at 101.00             N/R          558,330
          1,330   Yonkers Industrial Development Agency, New York,    8/10 at 100.50               A        1,337,621
                     FHA-Insured Mortgage Revenue Bonds, Michael
                     Malotz Skilled Nursing Pavilion, Series 1999,
                     5.450%, 2/01/29 - NPFG Insured
----------------------------------------------------------------------------------------------------------------------
          7,985   Total Long-Term Care                                                                      7,591,441
----------------------------------------------------------------------------------------------------------------------
                  MATERIALS - 0.2% (0.2% OF TOTAL INVESTMENTS)
            330   Jefferson County Industrial Development Agency,    12/13 at 100.00             BBB          324,413
                     New York, Solid Waste Disposal Revenue Bonds,
                     International Paper Company Project, Series
                     2003A, 5.200%, 12/01/20 (Alternative Minimum
                     Tax)
---------------------------------------------------------------------------------------------------------------------
                  TAX OBLIGATION/GENERAL - 11.8% (7.9% OF TOTAL
                     INVESTMENTS)
          3,700   New York City, New York, General Obligation         8/16 at 100.00              AA        3,888,107
                     Bonds, Fiscal Series 2007A, 5.000%, 8/01/25
          6,590   New York City, New York, General Obligation        12/17 at 100.00              AA        7,039,109
                     Bonds, Fiscal Series 2007D-1, 5.125%,
                     12/01/25 (UB)
          2,000   New York City, New York, General Obligation         8/19 at 100.00              AA        2,156,020
                     Bonds, Fiscal Series 2009C, 5.000%, 8/01/23
          1,000   New York City, New York, General Obligation         8/14 at 100.00              AA        1,116,100
                     Bonds, Series 2004C-1, 5.250%, 8/15/16 (UB)
                     Rochester, New York, General Obligation
                     Bonds, Series 1999:
            720      5.250%, 10/01/18 - NPFG Insured                    No Opt. Call               A          817,445
            720      5.250%, 10/01/19 - NPFG Insured                    No Opt. Call               A          815,494
----------------------------------------------------------------------------------------------------------------------
         14,730   Total Tax Obligation/General                                                             15,832,275
----------------------------------------------------------------------------------------------------------------------
                  TAX OBLIGATION/LIMITED - 31.4% (21.0% OF TOTAL
                     INVESTMENTS)
          1,000   Battery Park City Authority, New York, Senior      11/13 at 100.00             AAA        1,122,150
                     Revenue Bonds, Series 2003A, 5.250%, 11/01/21
            590   Dormitory Authority of the State of New York,       7/15 at 100.00             AA-          613,240
                     Department of Health Revenue Bonds, Series
                     2005A, 5.250%, 7/01/24 - CIFG Insured
          1,850   Dormitory Authority of the State of New York,       8/10 at 100.00             AA-        1,851,536
                     Secured Hospital Revenue Refunding Bonds,
                     Wyckoff Heights Medical Center, Series 1998H,
                     5.300%, 8/15/21 - NPFG Insured
            185   Dormitory Authority of the State of New York,       3/15 at 100.00             AAA          197,661
                     State Personal Income Tax Revenue Bonds,
                     Series 2005F, 5.000%, 3/15/21 - AGM Insured
            550   Erie County Industrial Development Agency,          5/14 at 100.00             AAA          581,873
                     New York, School Facility Revenue Bonds, Buffalo
                     City School District, Series 2004, 5.750%,
                     5/01/26 - AGM Insured (UB)
                  Metropolitan Transportation Authority, New York,
                  Dedicated Tax Fund Bonds, Series 2002A:
          2,000      5.250%, 11/15/25 - AGM Insured                  11/12 at 100.00             AAA        2,092,820
          2,000      5.000%, 11/15/30                                11/12 at 100.00              AA        2,020,440
          1,000   Metropolitan Transportation Authority, New York,    7/12 at 100.00             AA-        1,016,590
                     State Service Contract Refunding Bonds,
                     Series 2002A, 5.125%, 1/01/29
          1,130   Monroe Newpower Corporation, New York, Power        1/13 at 102.00             BBB        1,041,035
                     Facilities Revenue Bonds, Series 2003,
                     5.500%, 1/01/34

                                                           Nuveen Investments 37

    | Portfolio of Investments March 31, 2010 (Unaudited)

      PRINCIPAL                                                        OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                      PROVISIONS (2)     RATINGS (3)           VALUE
----------------------------------------------------------------------------------------------------------------------
                  TAX OBLIGATION/LIMITED (continued)
                  New York City Sales Tax Asset Receivable
                  Corporation, New York, Dedicated Revenue
                  Bonds, Local Government Assistance
                  Corporation, Series 2004A:
$         1,100      5.000%, 10/15/25 - NPFG Insured (UB)            10/14 at 100.00             AAA   $    1,188,033
            810      5.000%, 10/15/26 - NPFG Insured (UB)            10/14 at 100.00             AAA          855,976
          2,375      5.000%, 10/15/29 - AMBAC Insured (UB)           10/14 at 100.00             AAA        2,490,140
          2,100   New York City Transitional Finance Authority,       1/17 at 100.00             AA-        2,183,118
                     New York, Building Aid Revenue Bonds, Fiscal
                     Series 2007S-2, 5.000%, 1/15/28 - FGIC
                     Insured
          1,670   New York City Transitional Finance Authority,       2/13 at 100.00             AAA        1,745,384
                     New York, Future Tax Secured Bonds, Fiscal
                     Series 2003E, 5.000%, 2/01/23 - FGIC Insured
          2,115   New York City Transitional Finance Authority,      11/17 at 100.00             AAA        2,260,660
                     New York, Future Tax Secured Bonds, Fiscal
                     Series 2007C-1, 5.000%, 11/01/27
          1,000   New York State Environmental Facilities             3/14 at 100.00             AA-        1,042,030
                     Corporation, Infrastructure Revenue Bonds,
                     Series 2003A, 5.000%, 3/15/21
          2,920   New York State Environmental Facilities            12/17 at 100.00             AAA        3,133,861
                     Corporation, State Personal Income Tax
                     Revenue Bonds, Series 2008A, 5.000%, 12/15/26
                     (UB)
          1,190   New York State Housing Finance Agency, State        9/15 at 100.00             AAA        1,234,197
                     Personal Income Tax Revenue Bonds, Economic
                     Development and Housing, Series 2006A,
                     5.000%, 3/15/36
          1,000   New York State Thruway Authority, Highway and      10/15 at 100.00              AA        1,076,010
                     Bridge Trust Fund Bonds, Second General,
                     Series 2005B, 5.000%, 4/01/21 - AMBAC Insured
          3,400   New York State Thruway Authority, Highway and         No Opt. Call              AA        3,943,150
                     Bridge Trust Fund Bonds, Series 2005B,
                     5.000%, 4/01/20 - AMBAC Insured (UB)
          1,625   New York State Thruway Authority, Highway and      10/17 at 100.00              AA        1,718,616
                     Bridge Trust Fund Bonds, Series 2007, 5.000%,
                     4/01/27
                  New York State Tobacco Settlement Financing
                  Corporation, Tobacco Settlement Asset-Backed
                  and State Contingency Contract-Backed Bonds,
                  Series 2003A-1:
          4,000      5.250%, 6/01/20 - AMBAC Insured                  6/13 at 100.00             AA-        4,252,839
          2,000      5.250%, 6/01/22 - AMBAC Insured                  6/13 at 100.00             AA-        2,108,440
          1,000   New York State Tobacco Settlement Financing         6/13 at 100.00             AA-        1,066,180
                     Corporation, Tobacco Settlement Asset-Backed
                     and State Contingency Contract-Backed Bonds,
                     Series 2003B-1C, 5.500%, 6/01/21
          1,330   New York State Urban Development Corporation,       3/17 at 100.00             AAA        1,474,438
                     State Personal Income Tax Revenue Bonds,
                     Tender Option Bond Trust 09-6W, 12.752%,
                     3/15/37 (IF)
----------------------------------------------------------------------------------------------------------------------
         39,940   Total Tax Obligation/Limited                                                             42,310,417
----------------------------------------------------------------------------------------------------------------------
                  TRANSPORTATION - 13.3% (8.9% OF TOTAL
                     INVESTMENTS)
            310   Albany Parking Authority, New York, Revenue         7/11 at 101.00            BBB+          314,315
                     Bonds, Series 2001A, 5.625%, 7/15/25
          3,000   Metropolitan Transportation Authority, New York,   11/17 at 100.00               A        3,041,580
                     Transportation Revenue Bonds, Series 2007B,
                     5.000%, 11/15/33
          1,000   Metropolitan Transportation Authority, New York,   11/12 at 100.00               A        1,039,600
                     Transportation Revenue Refunding Bonds,
                     Series 2002A, 5.125%, 11/15/22 - FGIC Insured
          1,750   New York City Industrial Development Agency,        8/16 at 101.00              B-        1,771,613
                     New York, American Airlines-JFK International
                     Airport Special Facility Revenue Bonds,
                     Series 2005, 7.750%, 8/01/31 (Alternative
                     Minimum Tax)
            200   New York City Industrial Development Agency,       10/17 at 100.00             N/R          156,630
                     New York, Civic Facility Revenue Bonds, Bronx
                     Parking Development Company, LLC Project,
                     Series 2007, 5.750%, 10/01/37
            105   New York City Industrial Development Agency,        6/10 at 101.00             BB-           76,274
                     New York, Special Facilities Revenue Bonds,
                     British Airways PLC, Series 1998, 5.250%,
                     12/01/32 (Alternative Minimum Tax)
          1,000   New York City Industrial Development Agency,        8/12 at 101.00              B-        1,028,760
                     New York, Special Facilities Revenue Bonds,
                     JFK Airport - American Airlines Inc., Series
                     2002B, 8.500%, 8/01/28 (Alternative Minimum
                     Tax)
            500   New York City Industrial Development Agency,        1/16 at 100.00              A3          506,340
                     New York, Special Facilities Revenue Bonds,
                     Terminal One Group JFK Project, Series 2005,
                     5.500%, 1/01/24 (Alternative Minimum Tax)
                  New York City Industrial Development Authority,
                  New York, JetBlue,:
            450      5.000%, 5/15/20 (Alternative Minimum Tax)        5/12 at 100.00              B-          393,179
          1,000      5.125%, 5/15/30 (Alternative Minimum Tax)        5/12 at 100.00              B-          782,920
            160   New York State Thruway Authority, General           1/15 at 100.00              A+          163,445
                     Revenue Bonds, Series 2005F, 5.000%, 1/01/30
                     - AMBAC Insured
            700   New York State Thruway Authority, General           7/15 at 100.00             AAA          720,111
                     Revenue Bonds, Series 2005G, 5.000%, 1/01/30
                     - AGM Insured (UB)

38 Nuveen Investments


      PRINCIPAL                                                        OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                      PROVISIONS (2)     RATINGS (3)           VALUE
----------------------------------------------------------------------------------------------------------------------
                  TRANSPORTATION (continued)
$           500   Niagara Frontier Airport Authority, New York,       4/10 at 100.50               A   $      500,745
                     Airport Revenue Bonds, Buffalo Niagara
                     International Airport, Series 1999A, 5.625%,
                     4/01/29 - NPFG Insured (Alternative Minimum
                     Tax)
                  Port Authority of New York and New Jersey,
                  Consolidated Revenue Bonds, One Hundred
                  Fortieth Series 2005:
          1,300      5.000%, 12/01/28 - SYNCORA GTY Insured           6/15 at 101.00             Aa2        1,376,284
            615      5.000%, 12/01/31 - SYNCORA GTY Insured           6/15 at 101.00             Aa2          641,691
            440   Port Authority of New York and New Jersey,          8/17 at 100.00             AAA          517,845
                     Consolidated Revenue Bonds, One Hundred Forty
                     Eighth Series 2007, Trust 2920, 17.440%,
                     8/15/32 - AGM Insured (IF)
          1,000   Triborough Bridge and Tunnel Authority,             1/12 at 100.00             Aa2        1,066,480
                     New York, General Purpose Revenue Bonds,
                     Series 2001A, 5.250%, 1/01/16
          2,500   Triborough Bridge and Tunnel Authority,            11/12 at 100.00             Aa2        2,660,625
                     New York, General Purpose Revenue Refunding
                     Bonds, Series 2002B, 5.000%, 11/15/21
          1,000   Triborough Bridge and Tunnel Authority,            11/18 at 100.00             Aa2        1,099,890
                     New York, Subordinate Lien General Purpose
                     Revenue Refunding Bonds, Tender Option Bond
                     Trust 1184, 9.185%, 11/15/33 (IF)
----------------------------------------------------------------------------------------------------------------------
         17,530   Total Transportation                                                                     17,858,327
----------------------------------------------------------------------------------------------------------------------
                  U.S. GUARANTEED - 5.1% (3.4% OF TOTAL
                     INVESTMENTS) (4)
            390   Albany Parking Authority, New York, Revenue         7/11 at 101.00         BBB+ (4)         419,312
                     Bonds, Series 2001A, 5.625%, 7/15/25
                     (Pre-refunded 7/15/11)
                  Dormitory Authority of the State of New York,
                  Improvement Revenue Bonds, Mental Health
                  Services Facilities, Series 2000D:
             25      5.875%, 8/15/18 (Pre-refunded 8/15/10) - AGM     8/10 at 100.00             AAA           25,525
                        Insured
             10      5.875%, 8/15/18 (Pre-refunded 8/15/10) - AGM     8/10 at 100.00             AAA           10,209
                        Insured
            305   Dormitory Authority of the State of New York,       7/10 at 101.00             AAA          311,969
                     Revenue Bonds, Fashion Institute of
                     Technology, Series 2000, 5.375%, 7/01/20
                     (Pre-refunded 7/01/10) - AGM Insured
            425   Erie County Tobacco Asset Securitization            7/10 at 101.00             AAA          436,216
                     Corporation, New York, Senior Tobacco
                     Settlement Asset-Backed Bonds, Series 2000,
                     6.000%, 7/15/20 (Pre-refunded 7/15/10)
            535   Metropolitan Transportation Authority, New York,    5/10 at 100.00          N/R (4)         536,921
                     Commuter Facilities Revenue Bonds, Series
                     1997B, 5.000%, 7/01/20 - AMBAC Insured (ETM)
          1,050   Monroe Tobacco Asset Securitization Corporation,    6/10 at 101.00             AAA        1,069,625
                     New York, Tobacco Settlement Asset-Backed
                     Bonds, Series 2000, 6.150%, 6/01/25
                     (Pre-refunded 6/01/10)
            455   New York City Industrial Development Agency,        7/10 at 102.00          N/R (4)         471,439
                     New York, Civic Facility Revenue Bonds, Special
                     Needs Facilities Pooled Program, Series 2000,
                     8.125%, 7/01/19 (Pre-refunded 7/01/10)
            750   Virgin Islands Public Finance Authority, Gross     10/10 at 101.00         BBB+ (4)         779,865
                     Receipts Taxes Loan Note, Series 1999A,
                     6.500%, 10/01/24 (Pre-refunded 10/01/10)
          1,250   Westchester Tobacco Asset Securitization            7/10 at 101.00             AAA        1,285,538
                     Corporation, New York, Tobacco Settlement
                     Asset-Backed Bonds, Series 1999, 6.750%,
                     7/15/29 (Pre-refunded 7/15/10)
          1,400   Yonkers Industrial Development Agency, New York,    2/11 at 100.00         Baa3 (4)       1,468,236
                     Revenue Bonds, Community Development
                     Properties - Yonkers Inc. Project, Series
                     2001A, 6.625%, 2/01/26 (Pre-refunded 2/01/11)
----------------------------------------------------------------------------------------------------------------------
          6,595   Total U.S. Guaranteed                                                                     6,814,855
----------------------------------------------------------------------------------------------------------------------
                  UTILITIES - 6.4% (4.3% OF TOTAL INVESTMENTS)
          1,300   Chautauqua County Industrial Development Agency,    2/20 at 100.00            Baa3        1,322,698
                     New York, Exempt Facility Revenue Bonds, NRG
                     Dunkirk Power Project, Series 2009, 5.875%,
                     4/01/42
                  Long Island Power Authority, New York, Electric
                  System General Revenue Bonds, Series 2006A:
          2,500      5.000%, 12/01/23 - FGIC Insured                  6/16 at 100.00               A        2,603,525
            500      5.000%, 12/01/24 - FGIC Insured                  6/16 at 100.00               A          518,480
          1,400   Nassau County Industrial Development Authority,     6/13 at 100.00              A-        1,344,798
                     New York, Keyspan Glenwood Energy Project,
                     Series 2003, 5.250%, 6/01/27 (Alternative
                     Minimum Tax)
            250   Niagara County Industrial Development Agency,      11/11 at 101.00            Baa2          257,420
                     New York, Solid Waste Disposal Facility
                     Revenue Bonds, American Ref-Fuel Company of
                     Niagara LP, Series 2001C, 5.625%, 11/15/24
                     (Mandatory put 11/15/14) (Alternative Minimum
                     Tax)

                                                           Nuveen Investments 39

    | Portfolio of Investments March 31, 2010 (Unaudited)

      PRINCIPAL                                                        OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                      PROVISIONS (2)     RATINGS (3)           VALUE
----------------------------------------------------------------------------------------------------------------------
                  UTILITIES (continued)
$           600   Niagara County Industrial Development Agency,      11/11 at 101.00            Baa2   $      617,838
                     New York, Solid Waste Disposal Facility
                     Revenue Refunding Bonds, American Ref-Fuel
                     Company of Niagara LP, Series 2001B, 5.550%,
                     11/15/24 (Mandatory put 11/15/13)
                     (Alternative Minimum Tax)
          2,000   Power Authority of the State of New York,          11/10 at 100.00             Aa2        2,012,900
                     General Revenue Bonds, Series 2000A, 5.250%,
                     11/15/30
----------------------------------------------------------------------------------------------------------------------
          8,550   Total Utilities                                                                           8,677,659
----------------------------------------------------------------------------------------------------------------------
                  WATER AND SEWER - 2.5% (1.7% OF TOTAL
                     INVESTMENTS)
          1,130   New York City Municipal Water Finance Authority,    6/12 at 100.00             AAA        1,216,908
                     New York, Water and Sewerage System Revenue
                     Bonds, Fiscal Series 2003A, 5.375%, 6/15/19
          2,000   New York City Municipal Water Finance Authority,    6/19 at 100.00             AA+        2,149,440
                     New York, Water and Sewerage System Revenue
                     Bonds, Second Generation Resolution, Fiscal
                     2010 Series 2009BB, 5.000%, 6/15/27
----------------------------------------------------------------------------------------------------------------------
          3,130   Total Water and Sewer                                                                     3,366,348
----------------------------------------------------------------------------------------------------------------------
$       196,320   Total Long-Term Investments (cost $197,408,998)                                         198,766,466
                     - 147.6% (98.7% of Total Investments)
===============-------------------------------------------------------------------------------------------------------
                  SHORT-TERM INVESTMENTS - 2.0% (1.3% OF TOTAL
                     INVESTMENTS)
$         2,642   State Street Bank Euro Dollar Time Deposit,                    N/A             N/A        2,642,422
                     0.010%, 4/01/10
===============-------------------------------------------------------------------------------------------------------
                  Total Short-Term Investments (cost $2,642,422)                                            2,642,422
                  ----------------------------------------------------------------------------------------------------
                  Total Investments (cost $200,051,420) - 149.6%                                          201,408,888
                  ----------------------------------------------------------------------------------------------------
                  Floating Rate Obligations - (13.2)%                                                     (17,735,000)
                  ----------------------------------------------------------------------------------------------------
                  MuniFund Term Preferred Shares, at Liquidation                                          (30,000,000)
                     Value - (22.3)% (5)
                  ----------------------------------------------------------------------------------------------------
                  Other Assets Less Liabilities - 2.2%                                                      2,868,667
                  ----------------------------------------------------------------------------------------------------
                  Auction Rate Preferred Shares, at Liquidation                                           (21,900,000)
                     Value - (16.3)% (5)
                  ----------------------------------------------------------------------------------------------------
                  Net Assets Applicable to Common Shares - 100%                                        $  134,642,555
                  ====================================================================================================

(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5) MuniFund Term Preferred Shares and Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments are 14.9% and 10.9%, respectively.

N/A   Not applicable.

N/R   Not rated.

(ETM) Escrowed to maturity.

(IF)  Inverse floating rate investment.

(UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 - Inverse Floating Rate Securities for more information.

                                 See accompanying notes to financial statements.

40 Nuveen Investments

NXK | Nuveen New York Dividend Advantage Municipal Fund 2
    | Portfolio of Investments March 31, 2010 (Unaudited)

      PRINCIPAL                                                        OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                      PROVISIONS (2)     RATINGS (3)           VALUE
----------------------------------------------------------------------------------------------------------------------
                  CONSUMER DISCRETIONARY - 2.4% (1.6% OF TOTAL
                     INVESTMENTS)
$           700   New York City Industrial Development Agency,        9/15 at 100.00             BB+   $      609,427
                     New York, Liberty Revenue Bonds,
                     IAC/InterActiveCorp, Series 2005, 5.000%,
                     9/01/35
          1,950   Seneca Nation of Indians Capital Improvements       6/17 at 100.00              BB        1,624,877
                     Authority, New York, Special Obligation
                     Bonds, Series 2007A, 5.000%, 12/01/23
----------------------------------------------------------------------------------------------------------------------
          2,650   Total Consumer Discretionary                                                              2,234,304
----------------------------------------------------------------------------------------------------------------------
                  CONSUMER STAPLES - 2.4% (1.6% OF TOTAL
                     INVESTMENTS)
            300   New York Counties Tobacco Trust II, Tobacco         6/11 at 101.00             BBB          286,977
                     Settlement Pass-Through Bonds, Series 2001,
                     5.250%, 6/01/25
            500   New York Counties Tobacco Trust III, Tobacco        6/13 at 100.00             BBB          472,480
                     Settlement Pass-Through Bonds, Series 2003,
                     5.750%, 6/01/33
            150   Rensselaer Tobacco Asset Securitization             6/12 at 100.00             BBB          142,733
                     Corporation, New York, Tobacco Settlement
                     Asset-Backed Bonds, Series 2001A, 5.200%,
                     6/01/25
                  TSASC Inc., New York, Tobacco Asset-Backed
                  Bonds, Series 2006:
            600      4.750%, 6/01/22                                  6/16 at 100.00             BBB          577,938
            835      5.000%, 6/01/26                                  6/16 at 100.00             BBB          769,578
----------------------------------------------------------------------------------------------------------------------
          2,385   Total Consumer Staples                                                                    2,249,706
----------------------------------------------------------------------------------------------------------------------
                  EDUCATION AND CIVIC ORGANIZATIONS - 18.6% (12.5%
                     OF TOTAL INVESTMENTS)
            260   Albany Industrial Development Agency, New York,     7/17 at 100.00             BBB          241,038
                     Revenue Bonds, Albany Law School, Series
                     2007A, 5.000%, 7/01/31
            110   Albany Industrial Development Agency, New York,     4/17 at 100.00             N/R           88,420
                     Revenue Bonds, Brighter Choice Charter
                     Schools, Series 2007A, 5.000%, 4/01/37
          1,225   Brooklyn Areba Local Development Corporation,         No Opt. Call            BBB-        1,268,194
                     New York, Payment in Lieu of Taxes Revenue
                     Bonds, Barclays Center Project, Series 2009,
                     6.250%, 7/15/40
             90   Cattaraugus County Industrial Development           5/16 at 100.00            BBB-           86,080
                     Agency, New York, Revenue Bonds, St.
                     Bonaventure University, Series 2006, 5.000%,
                     5/01/23
            340   City of Yonkers, New York, Industrial               6/19 at 100.00               A          352,328
                     Development Agency Civic Facility Revenue
                     Bonds, Series A, Sarah Lawrence College
                     Project, 6.000%, 6/01/41
          1,125   Dormitory Authority of the State of New York,       7/17 at 100.00             N/R        1,015,133
                     General Revenue Bonds, Manhattan College,
                     Series 2007A, 5.000%, 7/01/41 - RAAI Insured
          1,000   Dormitory Authority of the State of New York,         No Opt. Call               A          998,710
                     Housing Revenue Bonds, Fashion Institute of
                     Technology, Series 2007, 5.250%, 7/01/29 -
                     FGIC Insured
          2,000   Dormitory Authority of the State of New York,       7/10 at 100.00               A        2,015,940
                     Insured Revenue Bonds, New York Medical
                     College, Series 1998, 5.000%, 7/01/21 - NPFG
                     Insured
          1,000   Dormitory Authority of the State of New York,         No Opt. Call             AA-        1,109,410
                     Lease Revenue Bonds, State University
                     Dormitory Facilities, Series 2003B, 5.250%,
                     7/01/32 (Mandatory put 7/01/13) - SYNCORA GTY
                     Insured
            485   Dormitory Authority of the State of New York,       7/15 at 100.00             AA-          489,641
                     Lease Revenue Bonds, State University
                     Dormitory Facilities, Series 2004A, 5.000%,
                     7/01/29 - NPFG Insured
          1,000   Dormitory Authority of the State of New York,       7/11 at 101.00               A          996,210
                     Revenue Bonds, Canisius College, Series 2000,
                     5.250%, 7/01/30 - NPFG Insured
          1,265   Dormitory Authority of the State of New York,       7/10 at 100.00             AA-        1,276,360
                     Third General Resolution Consolidated Revenue
                     Bonds, City University System, Series 1998-1,
                     5.250%, 7/01/25 - FGIC Insured
            120   Dutchess County Industrial Development Agency,      8/17 at 100.00            Baa1          100,766
                     New York, Civic Facility Revenue Bonds, Bard
                     College Project, Series 2007-A2, 4.500%,
                     8/01/36
            265   Hempstead Town Industrial Development Agency,      10/15 at 100.00               A          267,790
                     New York, Revenue Bonds, Adelphi University,
                     Civic Facility Project, Series 2005, 5.000%,
                     10/01/35
          2,190   Monroe County Industrial Development Agency,        6/11 at 102.00             N/R        2,082,186
                     New York, Civic Facility Revenue Bonds,
                     St. John Fisher College, Series 2001, 5.250%,
                     6/01/26 - RAAI Insured
            245   New York City Industrial Development Agency,       10/14 at 100.00              A-          234,012
                     New York, Civic Facility Revenue Bonds, St.
                     Francis College, Series 2004, 5.000%,
                     10/01/34
          1,100   New York City Industrial Development Agency,        2/11 at 100.00              A-        1,106,600
                     New York, Civic Facility Revenue Bonds, YMCA
                     of Greater New York, Series 2002, 5.250%,
                     8/01/21

                                                           Nuveen Investments 41

    | Portfolio of Investments March 31, 2010 (Unaudited)

      PRINCIPAL                                                        OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                      PROVISIONS (2)     RATINGS (3)           VALUE
----------------------------------------------------------------------------------------------------------------------
                  EDUCATION AND CIVIC ORGANIZATIONS (continued)
$         1,120   New York City Industrial Development Agency,        1/17 at 100.00             BB+   $      923,642
                     New York, PILOT Revenue Bonds, Queens Baseball
                     Stadium Project, Series 2006, 4.750%, 1/01/42
                     - AMBAC Insured
          1,460   New York City Industrial Development Authority,     9/16 at 100.00            BBB-        1,258,622
                     New York, PILOT Revenue Bonds, Yankee Stadium
                     Project, Series 2006, 4.500%, 3/01/39 - FGIC
                     Insured
            170   Seneca County Industrial Development Authority,    10/17 at 100.00             BBB          151,229
                     New York, Revenue Bonds, New York
                     Chiropractic College, Series 2007, 5.000%,
                     10/01/27
          1,475   Town of Hempstead, New York, Local Development      7/19 at 100.00            BBB+        1,481,151
                     Corporation Revenue Bonds, Molloy College
                     Project, Series 2009, 5.750%, 7/01/39
----------------------------------------------------------------------------------------------------------------------
         18,045   Total Education and Civic Organizations                                                  17,543,462
----------------------------------------------------------------------------------------------------------------------
                  FINANCIALS - 2.0% (1.3% OF TOTAL INVESTMENTS)
            500   Liberty Development Corporation, New York,            No Opt. Call              A1          506,340
                     Goldman Sachs Headquarter Revenue Bonds,
                     Series 2005, 5.250%, 10/01/35
          1,305   Liberty Development Corporation, New York,            No Opt. Call              A1        1,369,806
                     Goldman Sachs Headquarters Revenue Bonds
                     Series 2007, 5.500%, 10/01/37
----------------------------------------------------------------------------------------------------------------------
          1,805   Total Financials                                                                          1,876,146
----------------------------------------------------------------------------------------------------------------------
                  HEALTH CARE - 22.5% (15.2% OF TOTAL INVESTMENTS)
          3,000   Dormitory Authority of the State of New York,       8/10 at 100.50             N/R        3,031,799
                     FHA-Insured Mortgage Hospital Revenue Bonds,
                     Montefiore Medical Center, Series 1999,
                     5.500%, 8/01/38 - AMBAC Insured
          2,505   Dormitory Authority of the State of New York,       8/10 at 100.50             N/R        2,532,580
                     FHA-Insured Mortgage Revenue Bonds, New York
                     Hospital Medical Center of Queens, Series
                     1999, 5.550%, 8/15/29 - AMBAC Insured
          1,620   Dormitory Authority of the State of New York,       2/15 at 100.00               A        1,644,122
                     FHA-Insured Revenue Bonds, Montefiore Medical
                     Center, Series 2005, 5.000%, 2/01/22 - FGIC
                     Insured
          1,700   Dormitory Authority of the State of New York,       8/15 at 100.00              A-        1,673,344
                     FHA-Insured Revenue Bonds, St. Lukes
                     Roosevelt Hospital, Series 2005, 4.900%,
                     8/15/31
            500   Dormitory Authority of the State of New York,       7/10 at 100.00              A3          500,210
                     Insured Revenue Bonds, Franciscan Health
                     Partnership Obligated Group - Frances
                     Shervier Home and Hospital, Series 1997,
                     5.500%, 7/01/17 - RAAI Insured
                  Dormitory Authority of the State of New York,
                  Revenue Bonds, Lenox Hill Hospital Obligated
                  Group, Series 2001:
            710      5.375%, 7/01/20                                  7/11 at 101.00             Ba1          681,565
            500      5.500%, 7/01/30                                  7/11 at 101.00             Ba1          460,430
          2,300   Dormitory Authority of the State of New York,       7/16 at 100.00              AA        2,360,628
                     Revenue Bonds, Memorial Sloan Kettering
                     Cancer Center, Series 2006, 5.000%, 7/01/35
                     (UB)
          1,250   Dormitory Authority of the State of New York,       7/10 at 100.00              A2        1,250,638
                     Revenue Bonds, Mount Sinai NYU Health, Series
                     2000C, 5.500%, 7/01/26
            520   Dormitory Authority of the State of New York,       8/14 at 100.00             AAA          566,545
                     Revenue Bonds, New York and Presbyterian
                     Hospital, Series 2004A, 5.250%, 8/15/15 - AGM
                     Insured
          1,500   Dormitory Authority of the State of New York,       7/17 at 100.00             BBB        1,478,265
                     Revenue Bonds, NYU Hospitals Center, Series
                     2007B, 5.625%, 7/01/37
            500   Dormitory Authority of the State of New York,       7/13 at 100.00            Baa1          472,980
                     Revenue Bonds, Winthrop-South Nassau
                     University Hospital Association, Series
                     2003A, 5.500%, 7/01/32
            290   Livingston County Industrial Development Agency,    7/10 at 100.00              BB          264,358
                     New York, Civic Facility Revenue Bonds,
                     Nicholas H. Noyes Hospital, Series 2005,
                     6.000%, 7/01/30
                  Madison County Industrial Development Agency,
                  New York, Civic Facility Revenue Bonds,
                  Oneida Health System, Series 2007A:
            275      5.250%, 2/01/27                                    No Opt. Call            BBB-          243,711
            250      5.500%, 2/01/32                                    No Opt. Call            BBB-          223,975
            250   Nassau County Industrial Development Agency,          No Opt. Call            Baa1          258,415
                     New York, Revenue Refunding Bonds, North Shore
                     Health System Obligated Group, Series 2001B,
                     5.875%, 11/01/11
            850   New York City Health and Hospitals Corporation,     8/10 at 100.00              A+          852,287
                     New York, Health System Revenue Bonds, Series
                     1999A, 5.250%, 2/15/17
            500   New York City Health and Hospitals Corporation,     2/13 at 100.00              A+          517,365
                     New York, Health System Revenue Bonds, Series
                     2003A, 5.250%, 2/15/22 - AMBAC Insured

42 Nuveen Investments

      PRINCIPAL                                                        OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                      PROVISIONS (2)     RATINGS (3)           VALUE
----------------------------------------------------------------------------------------------------------------------
                  HEALTH CARE (continued)
$           480   New York City Industrial Development Agency,        7/12 at 100.00             Ba2   $      476,357
                     New York, Civic Facility Revenue Bonds, Staten
                     Island University Hospital, Series 2001B,
                     6.375%, 7/01/31
            485   New York City Industrial Development Agency,        7/12 at 101.00             Ba2          479,859
                     New York, Civic Facility Revenue Bonds, Staten
                     Island University Hospital, Series 2002C,
                     6.450%, 7/01/32
                  Suffolk County Industrial Development Agency,
                  New York, Revenue Bonds, Huntington Hospital,
                  Series 2002C:
            425      6.000%, 11/01/22                                11/12 at 100.00            BBB+          434,023
            610      5.875%, 11/01/32                                11/12 at 100.00            BBB+          613,514
            215   Yonkers Industrial Development Agency, New York,    7/11 at 101.00              B-          210,775
                     Revenue Bonds, St. John's Riverside Hospital,
                     Series 2001A, 7.125%, 7/01/31
----------------------------------------------------------------------------------------------------------------------
         21,235   Total Health Care                                                                        21,227,745
----------------------------------------------------------------------------------------------------------------------
                  HOUSING/MULTIFAMILY - 4.7% (3.2% OF TOTAL
                     INVESTMENTS)
          1,975   Amherst Industrial Development Agency, New York,    8/11 at 102.00             N/R        1,949,898
                     Revenue Bonds, UBF Faculty/Student Housing
                     Corporation, University of Buffalo Village
                     Green Project, Series 2001A, 5.250%, 8/01/31
                     - AMBAC Insured
          1,000   New York City Housing Development Corporation,     11/11 at 100.00              AA        1,004,580
                     New York, Multifamily Housing Revenue Bonds,
                     Series 2001C-2, 5.400%, 11/01/33 (Alternative
                     Minimum Tax)
                  New York City Housing Development Corporation,
                  New York, Multifamily Housing Revenue Bonds,
                  Series 2002A:
            455      5.375%, 11/01/23 (Alternative Minimum Tax)       5/12 at 100.00              AA          461,006
            225      5.500%, 11/01/34 (Alternative Minimum Tax)       5/12 at 100.00              AA          226,262
            500   New York City Housing Development Corporation,      5/14 at 100.00              AA          511,675
                     New York, Multifamily Housing Revenue Bonds,
                     Series 2004A, 5.250%, 11/01/30
            290   New York State Housing Finance Agency,             11/17 at 100.00             Aa2          290,705
                     Affordable Housing Revenue, Series 2007A,
                     5.250%, 11/01/38 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
          4,445   Total Housing/Multifamily                                                                 4,444,126
----------------------------------------------------------------------------------------------------------------------
                  HOUSING/SINGLE FAMILY - 2.7% (1.9% OF TOTAL
                     INVESTMENTS)
            335   New York State Mortgage Agency, Homeowner           4/17 at 100.00             Aa1          335,623
                     Mortgage Revenue Bonds, 2007 Series 145,
                     5.125%, 10/01/37 (Alternative Minimum Tax)
            950   New York State Mortgage Agency, Homeowner           4/15 at 100.00             Aa1          915,382
                     Mortgage Revenue Bonds, Series 130, 4.650%,
                     4/01/27 (Alternative Minimum Tax)
            350   New York State Mortgage Agency, Homeowner          10/17 at 100.00             Aa1          353,462
                     Mortgage Revenue Bonds, Series 148, 2007,
                     5.200%, 10/01/32 (Alternative Minimum Tax)
            990   New York State Mortgage Agency, Homeowner           4/10 at 100.00             Aa1          990,436
                     Mortgage Revenue Bonds, Series 82, 5.650%,
                     4/01/30 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------
          2,625   Total Housing/Single Family                                                               2,594,903
----------------------------------------------------------------------------------------------------------------------
                  LONG-TERM CARE - 5.7% (3.8% OF TOTAL
                     INVESTMENTS)
            450   Dormitory Authority of the State of New York,       2/17 at 103.00              A-          451,143
                     GNMA Collateralized Revenue Bonds, Cabrini of
                     Westchester Project, Series 2006, 5.200%,
                     2/15/41
          2,150   Dormitory Authority of the State of New York,       7/11 at 102.00              A3        2,171,651
                     Insured Revenue Bonds, Rehabilitation
                     Association Pooled Loan Program 1, Series
                     2001A, 5.000%, 7/01/23 - AMBAC Insured
            255   Dormitory Authority of the State of New York,      11/16 at 100.00              A1          251,675
                     Non-State Supported Debt, Ozanam Hall of
                     Queens Nursing Home Revenue Bonds, Series
                     2006, 5.000%, 11/01/31
                  Dormitory Authority of the State of New York,
                  Revenue Bonds, Providence Rest, Series 2005:
             50      5.125%, 7/01/30 - ACA Insured                    7/15 at 100.00             N/R           35,193
            175      5.000%, 7/01/35 - ACA Insured                    7/15 at 100.00             N/R          113,537
            635   East Rochester Housing Authority, New York,         8/16 at 101.00             N/R          530,631
                     Senior Living Revenue Bonds, Woodland Village
                     Project, Series 2006, 5.500%, 8/01/33
            525   New York City Industrial Development Agency,        7/11 at 101.00             N/R          531,253
                     New York, Civic Facility Revenue Bonds, Special
                     Needs Facilities Pooled Program, Series
                     2001A-1, 7.250%, 7/01/16

                                                           Nuveen Investments 43

    | Portfolio of Investments March 31, 2010 (Unaudited)

      PRINCIPAL                                                        OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                      PROVISIONS (2)     RATINGS (3)           VALUE
----------------------------------------------------------------------------------------------------------------------
                  LONG-TERM CARE (continued)
                  New York City Industrial Development Agency,
                  New York, Civic Facility Revenue Bonds, Special
                  Needs Facilities Pooled Program, Series 2008A-1:
$           355      5.500%, 7/01/18                                  7/16 at 101.00             N/R   $      322,425
            440      5.800%, 7/01/23                                  7/16 at 101.00             N/R          386,874
            430   Suffolk County Industrial Development Agency,       7/16 at 100.00             N/R          390,543
                     New York, Civic Facility Revenue Bonds,
                     Special Needs Facilities Pooled Program,
                     Series 2008-B1, 5.500%, 7/01/18
            170   Yonkers Industrial Development Agency, New York,    7/16 at 101.00             N/R          149,474
                     Civic Facilities Revenue Bonds, Special Needs
                     Facilities Pooled Program Bonds, Series
                     2008-C1, 5.800%, 7/01/23
----------------------------------------------------------------------------------------------------------------------
          5,635   Total Long-Term Care                                                                      5,334,399
----------------------------------------------------------------------------------------------------------------------
                  MATERIALS - 0.2% (0.2% OF TOTAL INVESTMENTS)
            230   Jefferson County Industrial Development Agency,    12/13 at 100.00             BBB          226,106
                     New York, Solid Waste Disposal Revenue Bonds,
                     International Paper Company Project, Series
                     2003A, 5.200%, 12/01/20 (Alternative Minimum
                     Tax)
----------------------------------------------------------------------------------------------------------------------
                  TAX OBLIGATION/GENERAL - 13.2% (8.9% OF TOTAL
                     INVESTMENTS)
          1,775   Bath Central School District, Steuben County,       6/12 at 100.00               A        1,807,216
                     New York, General Obligation Bonds, Series
                     2002, 4.000%, 6/15/18 - FGIC Insured
             45   New York City, New York, General Obligation         8/10 at 100.00              AA           45,189
                     Bonds, Fiscal Series 1998H, 5.375%, 8/01/27 -
                     MBIA Insured
          2,000   New York City, New York, General Obligation         9/15 at 100.00              AA        2,163,620
                     Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19
                     - SYNCORA GTY Insured
          2,600   New York City, New York, General Obligation         6/16 at 100.00              AA        2,729,116
                     Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25
                     (UB)
          4,540   New York City, New York, General Obligation        12/17 at 100.00              AA        4,849,401
                     Bonds, Fiscal Series 2007D-1, 5.125%,
                     12/01/25 (UB)
            750   New York City, New York, General Obligation         8/14 at 100.00              AA          837,075
                     Bonds, Series 2004C-1, 5.250%, 8/15/16 (UB)
----------------------------------------------------------------------------------------------------------------------
         11,710   Total Tax Obligation/General                                                             12,431,617
----------------------------------------------------------------------------------------------------------------------
                  TAX OBLIGATION/LIMITED - 33.7% (22.7% OF TOTAL
                     INVESTMENTS)
          1,000   Battery Park City Authority, New York, Senior      11/13 at 100.00             AAA        1,122,150
                     Revenue Bonds, Series 2003A, 5.250%, 11/01/21
            125   Dormitory Authority of the State of New York,       3/15 at 100.00             AAA          133,555
                     State Personal Income Tax Revenue Bonds,
                     Series 2005F, 5.000%, 3/15/21 - AGM Insured
          1,500   Hudson Yards Infrastructure Corporation,            2/17 at 100.00               A        1,435,290
                     New York, Revenue Bonds, Series 2006A,
                     5.000%, 2/15/47
          1,750   Metropolitan Transportation Authority, New York,   11/12 at 100.00             AAA        1,831,218
                     Dedicated Tax Fund Bonds, Series 2002A,
                     5.250%, 11/15/25 - AGM Insured
            560   Monroe Newpower Corporation, New York, Power        1/13 at 102.00             BBB          515,911
                     Facilities Revenue Bonds, Series 2003,
                     5.500%, 1/01/34
                  New York City Sales Tax Asset Receivable
                  Corporation, New York, Dedicated Revenue
                  Bonds, Local Government Assistance
                  Corporation, Series 2004A:
          1,140      5.000%, 10/15/25 - NPFG Insured (UB)            10/14 at 100.00             AAA        1,231,234
            835      5.000%, 10/15/26 - NPFG Insured (UB)            10/14 at 100.00             AAA          882,395
            750      5.000%, 10/15/29 - AMBAC Insured (UB)           10/14 at 100.00             AAA          786,360
          1,300   New York City Transitional Finance Authority,       1/17 at 100.00             AA-        1,351,454
                     New York, Building Aid Revenue Bonds, Fiscal
                     Series 2007S-2, 5.000%, 1/15/28 - FGIC
                     Insured
          1,000   New York City Transitional Finance Authority,       2/13 at 100.00             AAA        1,045,140
                     New York, Future Tax Secured Bonds, Fiscal
                     Series 2003E, 5.000%, 2/01/23 - FGIC Insured
          1,200   New York City Transitional Finance Authority,       5/17 at 100.00             AAA        1,256,748
                     New York, Future Tax Secured Bonds, Fiscal
                     Series 2007B, 5.000%, 11/01/30
          1,460   New York City Transitional Finance Authority,      11/17 at 100.00             AAA        1,560,550
                     New York, Future Tax Secured Bonds, Fiscal
                     Series 2007C-1, 5.000%, 11/01/27
          3,775   New York City Transitional Finance Authority,       5/20 at 100.00             AAA        4,135,471
                     New York, Future Tax Secured Bonds,
                     Subordinate Lien Series 2010D, 5.000%,
                     11/01/25

44 Nuveen Investments

      PRINCIPAL                                                        OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                      PROVISIONS (2)     RATINGS (3)           VALUE
----------------------------------------------------------------------------------------------------------------------
                  TAX OBLIGATION/LIMITED (continued)
$         1,000   New York City Transitional Finance Authority,       2/13 at 100.00             AAA   $    1,056,600
                     New York, Future Tax Secured Refunding Bonds,
                     Fiscal Series 2003D, 5.000%, 2/01/22 - NPFG
                     Insured
          1,000   New York State Environmental Facilities             3/14 at 100.00             AA-        1,042,030
                     Corporation, Infrastructure Revenue Bonds,
                     Series 2003A, 5.000%, 3/15/21
          2,020   New York State Environmental Facilities            12/17 at 100.00             AAA        2,158,229
                     Corporation, State Personal Income Tax
                     Revenue Bonds, Series 2008A, 5.000%, 12/15/27
                     (UB)
            840   New York State Housing Finance Agency, State        9/15 at 100.00             AAA          871,198
                     Personal Income Tax Revenue Bonds, Economic
                     Development and Housing, Series 2006A,
                     5.000%, 3/15/36
                  New York State Municipal Bond Bank Agency,
                  Buffalo, Special Program Revenue Bonds,
                  Series 2001A:
          1,070      5.250%, 5/15/23 - AMBAC Insured                  5/11 at 100.00               A        1,107,279
          1,125      5.250%, 5/15/24 - AMBAC Insured                  5/11 at 100.00               A        1,155,859
          2,300   New York State Thruway Authority, Highway and         No Opt. Call              AA        2,667,425
                     Bridge Trust Fund Bonds, Series 2005B,
                     5.500%, 4/01/20 - AMBAC Insured (UB)
          1,125   New York State Thruway Authority, Highway and      10/17 at 100.00              AA        1,189,811
                     Bridge Trust Fund Bonds, Series 2007, 5.000%,
                     4/01/27
          2,100   New York State Tobacco Settlement Financing         6/13 at 100.00             AA-        2,213,862
                     Corporation, Tobacco Settlement Asset-Backed
                     and State Contingency Contract-Backed Bonds,
                     Series 2003A-1, 5.250%, 6/01/22 - AMBAC
                     Insured
          1,000   New York State Tobacco Settlement Financing         6/13 at 100.00             AA-        1,066,180
                     Corporation, Tobacco Settlement Asset-Backed
                     and State Contingency Contract-Backed Bonds,
                     Series 2003B-1C, 5.500%, 6/01/21
----------------------------------------------------------------------------------------------------------------------
         29,975   Total Tax Obligation/Limited                                                             31,815,949
----------------------------------------------------------------------------------------------------------------------
                  TRANSPORTATION - 17.7% (11.9% OF TOTAL
                     INVESTMENTS)
            895   Albany Parking Authority, New York, Revenue         7/11 at 101.00            BBB+          915,621
                     Bonds, Series 2001A, 5.625%, 7/15/20
          2,500   Metropolitan Transportation Authority, New York,   11/17 at 100.00               A        2,534,650
                     Transportation Revenue Bonds, Series 2007B,
                     5.000%, 11/15/33
            460   Metropolitan Transportation Authority, New York,   11/12 at 100.00               A          474,099
                     Transportation Revenue Refunding Bonds,
                     Series 2002A, 5.000%, 11/15/25 - FGIC Insured
          1,250   New York City Industrial Development Agency,        8/16 at 101.00              B-        1,265,438
                     New York, American Airlines-JFK International
                     Airport Special Facility Revenue Bonds,
                     Series 2005, 7.750%, 8/01/31 (Alternative
                     Minimum Tax)
             50   New York City Industrial Development Agency,        6/10 at 101.00             BB-           36,321
                     New York, Special Facilities Revenue Bonds,
                     British Airways PLC, Series 1998, 5.250%,
                     12/01/32 (Alternative Minimum Tax)
          1,000   New York City Industrial Development Agency,        8/12 at 101.00              B-        1,028,760
                     New York, Special Facilities Revenue Bonds,
                     Airport - American Airlines Inc., Series
                     JFK 2002B, 8.500%, 8/01/28 (Alternative Minimum
                     Tax)
                  New York City Industrial Development Authority,
                  New York, JetBlue,:
             50      5.000%, 5/15/20 (Alternative Minimum Tax)        5/12 at 100.00              B-           43,687
            750      5.125%, 5/15/30 (Alternative Minimum Tax)        5/12 at 100.00              B-          587,190
            300   New York State Thruway Authority, General           7/15 at 100.00             AAA          308,619
                     Revenue Bonds, Series 2005G, 5.000%, 1/01/30
                     - AGM Insured (UB)
          3,400   Niagara Frontier Airport Authority, New York,       4/10 at 100.50               A        3,405,065
                     Airport Revenue Bonds, Buffalo Niagara
                     International Airport, Series 1999A, 5.625%,
                     4/01/29 - NPFG Insured (Alternative Minimum
                     Tax)
                  Port Authority of New York and New Jersey,
                  Consolidated Revenue Bonds, One Hundred
                  Fortieth Series 2005:
          1,000      5.000%, 12/01/28 - SYNCORA GTY Insured           6/15 at 101.00             Aa2        1,058,680
            280      5.000%, 12/01/31 - SYNCORA GTY Insured           6/15 at 101.00             Aa2          292,152
            310   Port Authority of New York and New Jersey,          8/17 at 100.00             AAA          364,845
                     Consolidated Revenue Bonds, One Hundred Forty
                     Eighth Series 2007, Trust 2920, 17.440%,
                     8/15/32 - AGM Insured (IF)
          2,500   Triborough Bridge and Tunnel Authority,            11/12 at 100.00             Aa2        2,660,625
                     New York, General Purpose Revenue Refunding
                     Bonds, Series 2002B, 5.000%, 11/15/21
            780   Triborough Bridge and Tunnel Authority,               No Opt. Call             Aa3          901,844
                     New York, Subordinate Lien General Purpose
                     Revenue Refunding Bonds, Series 2002E,
                     5.500%, 11/15/20 - NPFG Insured
            750   Triborough Bridge and Tunnel Authority,            11/18 at 100.00             Aa2          824,918
                     New York, Subordinate Lien General Purpose
                     Revenue Refunding Bonds, Tender Option Bond
                     Trust 1184, 9.185%, 11/15/33 (IF)
----------------------------------------------------------------------------------------------------------------------
         16,275   Total Transportation                                                                     16,702,514
----------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 45

    | Portfolio of Investments March 31, 2010 (Unaudited)

      PRINCIPAL                                                        OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                      PROVISIONS (2)     RATINGS (3)           VALUE
----------------------------------------------------------------------------------------------------------------------
                  U.S. GUARANTEED - 10.1% (6.8% OF TOTAL
                  INVESTMENTS) (4)
 $        2,750   Albany Industrial Development Agency, New York,     7/11 at 101.00          N/R (4)  $    2,943,242
                     Revenue Bonds, St. Rose College, Series 2001A,
                     5.375%, 7/01/31 (Pre-refunded 7/01/11) - AMBAC
                     Insured
          1,105   Albany Parking Authority, New York, Revenue         7/11 at 101.00         BBB+ (4)       1,186,107
                     Bonds, Series 2001A, 5.625%, 7/15/20
                     (Pre-refunded 7/15/11)
          1,905   Dormitory Authority of the State of New York,       4/12 at 100.00          AA- (4)       2,077,784
                     Service Contract Bonds, Child Care Facilities
                     Development Program, Series 2002, 5.375%,
                     4/01/17 (Pre-refunded 4/01/12)
          3,205   New York State Urban Development Corporation,       1/11 at 100.00             AAA        3,319,385
                     Service Contract Revenue Bonds, Correctional
                     Facilities, Series 2000C, 5.125%, 1/01/21
                     (Pre-refunded 1/01/11) - AGM Insured
----------------------------------------------------------------------------------------------------------------------
          8,965   Total U.S. Guaranteed                                                                     9,526,518
----------------------------------------------------------------------------------------------------------------------
                  UTILITIES - 11.2% (7.6% OF TOTAL INVESTMENTS)
                  Long Island Power Authority, New York, Electric
                  System General Revenue Bonds, Series 2006A:
          1,700      5.000%, 12/01/23 - FGIC Insured                  6/16 at 100.00               A        1,770,397
          1,700      5.000%, 12/01/24 - FGIC Insured                  6/16 at 100.00               A        1,762,832
            250   Long Island Power Authority, New York, Electric     6/16 at 100.00              A-          253,425
                     System General Revenue Bonds, Series 2006B,
                     5.000%, 12/01/35 - CIFG Insured
            900   Nassau County Industrial Development Authority,     6/13 at 100.00              A-          864,513
                     New York, Keyspan Glenwood Energy Project,
                     Series 2003, 5.250%, 6/01/27 (Alternative
                     Minimum Tax)
            450   Niagara County Industrial Development Agency,      11/11 at 101.00            Baa2          463,374
                     New York, Solid Waste Disposal Facility Revenue
                     Bonds, American Ref-Fuel Company of Niagara
                     LP, Series 2001A, 5.450%, 11/15/26 (Mandatory
                     put 11/15/12) (Alternative Minimum Tax)
          2,000   Niagara County Industrial Development Agency,      11/11 at 101.00            Baa2        2,023,360
                     New York, Solid Waste Disposal Facility Revenue
                     Refunding Bonds, American Ref-Fuel Company of
                     Niagara LP, Series 2001D, 5.550%, 11/15/24
                     (Mandatory put 11/15/15)
          2,000   Power Authority of the State of New York, General  11/10 at 100.00             Aa2        2,010,340
                     Revenue Bonds, Series 2000A, 5.250%, 11/15/40
                  Suffolk County Industrial Development Agency,
                  New York, Revenue Bonds, Nissequogue Cogeneration
                  Partners Facility, Series 1998:
            880      5.300%, 1/01/13 (Alternative Minimum Tax)        7/10 at 100.50             N/R          831,231
            750      5.500%, 1/01/23 (Alternative Minimum Tax)        7/10 at 100.50             N/R          627,856
----------------------------------------------------------------------------------------------------------------------
         10,630   Total Utilities                                                                          10,607,328
----------------------------------------------------------------------------------------------------------------------
                  WATER AND SEWER - 1.1% (0.8% OF TOTAL
                     INVESTMENTS)
          1,000   New York City Municipal Water Finance Authority,    6/11 at 101.00             AAA        1,066,890
                     New York, Water and Sewerage System Revenue
                     Bonds, Fiscal Series 2001D, 5.500%, 6/15/17
----------------------------------------------------------------------------------------------------------------------
 $      137,610   Total Investments (cost $138,940,423) - 148.2%                                          139,881,713
===============-------------------------------------------------------------------------------------------------------
                  Floating Rate Obligations - (12.9)%                                                     (12,155,000)
                  ----------------------------------------------------------------------------------------------------
                  Other Assets Less Liabilities - 0.8%                                                        767,238
                  ----------------------------------------------------------------------------------------------------
                  Auction Rate Preferred Shares, at Liquidation                                           (34,100,000)
                     Value - (36.1)% (5)
                  ----------------------------------------------------------------------------------------------------
                  Net Assets Applicable to Common Shares - 100%                                        $   94,393,951
                  ====================================================================================================

(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5) Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 24.4%.

N/R   Not rated.

(IF)  Inverse floating rate investment.

(UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 - Inverse Floating Rate Securities for more information.

                                 See accompanying notes to financial statements.

46 Nuveen Investments

| Statement of
| Assets & Liabilities

                                                      March 31, 2010 (Unaudited)

                                                                               NEW YORK          NEW YORK         NEW YORK
                                               NEW YORK       NEW YORK      PERFORMANCE          DIVIDEND         DIVIDEND
                                                  VALUE        VALUE 2             PLUS         ADVANTAGE      ADVANTAGE 2
                                                   (NNY)          (NYV)            (NNP)             (NAN)            (NXK)
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost              $  150,072,111   $ 36,241,759   $  348,503,035   $   201,408,888   $  139,881,713
   $147,513,829, $33,121,112,
   $340,529,234, $200,051,420
   and $138,940,423,
   respectively)
Cash                                                 --             --               --             5,040               --
Cash equivalents(1)                                  --             --       87,692,995                --               --
Receivables:
   Interest                                   2,175,153        565,807        5,214,910         3,010,826        2,108,767
   Investments sold                              10,000             --          989,000           210,000          150,000
Deferred offering costs                              --             --        1,359,082           685,161               --
Other assets                                      7,333            197           46,958            31,813           41,072
---------------------------------------------------------------------------------------------------------------------------
   Total assets                             152,264,597     36,807,763      443,805,980       205,351,728      142,181,552
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                  734,205             --               --                --        1,016,633
Floating rate obligations                     3,255,000             --       34,645,000        17,735,000       12,155,000
Payables:
   Auction Rate Preferred shares
      noticed for redemption, at
      liquidation value                             N/A            N/A       87,650,000                --               --
   Auction Rate Preferred share
      dividends                                     N/A            N/A            3,723             2,403            2,387
   Common share dividends                       458,438        126,229          847,665           576,077          408,871
   Interest                                          --             --            1,000            67,500               --
MuniFund Term Preferred shares,
   at liquidation value                              --             --               --        30,000,000               --
Variable Rate Demand Preferred
   shares, at liquidation value                      --             --       89,000,000                --               --
Accrued expenses:
   Management fees                               67,510         20,250          189,353           109,953           64,528
   Offering costs                                    --             --          430,000           255,000               --
   Other                                         73,894         25,461          153,042            63,239           40,182
---------------------------------------------------------------------------------------------------------------------------
   Total liabilities                          4,589,047        171,940      212,919,783        48,809,172       13,687,601
---------------------------------------------------------------------------------------------------------------------------
Auction Rate Preferred shares,
   at liquidation value                             N/A            N/A               --        21,900,000       34,100,000
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares                                $  147,675,550   $ 36,635,823   $  230,886,197   $   134,642,555   $   94,393,951
===========================================================================================================================
Common shares outstanding                    15,148,861      2,347,000       15,039,571         9,265,330        6,488,517
===========================================================================================================================
Net asset value per Common
   share outstanding
   (net assets applicable to
   Common shares,
   divided by Common shares
   outstanding)                          $         9.75   $      15.61   $        15.35   $         14.53   $        14.55
===========================================================================================================================
NET ASSETS APPLICABLE TO COMMON
   SHARES CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value
   per share                             $      151,489   $     23,470   $      150,396   $        92,653   $       64,885
Paid-in surplus                             144,520,869     33,527,105      219,751,087       131,847,334       92,364,886
Undistributed
   (Over-distribution of) net
   investment income                            428,831        (42,339)       3,288,436         1,419,366        1,093,652
Accumulated net realized gain
   (loss)                                        16,079          6,940         (277,523)          (74,266)         (70,762)
Net unrealized appreciation
   (depreciation)                             2,558,282      3,120,647        7,973,801         1,357,468          941,290
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares                                $  147,675,550   $ 36,635,823   $  230,886,197   $   134,642,555   $   94,393,951
===========================================================================================================================
Authorized shares:
   Common                                   250,000,000      Unlimited      200,000,000         Unlimited        Unlimited
   Auction Rate Preferred                           N/A            N/A        1,000,000         Unlimited        Unlimited
   MuniFund Term Preferred                           --             --               --         Unlimited               --
   Variable Rate Demand
     Preferred                                       --             --        Unlimited                --               --
===========================================================================================================================

(1) Segregated for the payment of Auction Rate Preferred shares noticed for redemption.

N/A   Fund is not authorized to issue Auction Rate Preferred shares.

                                 See accompanying notes to financial statements.

                                                           Nuveen Investments 47

| Statement of
| Operations

                                     Six Months Ended March 31, 2010 (Unaudited)

                                                                               NEW YORK          NEW YORK         NEW YORK
                                               NEW YORK       NEW YORK      PERFORMANCE          DIVIDEND         DIVIDEND
                                                  VALUE        VALUE 2             PLUS         ADVANTAGE      ADVANTAGE 2
                                                   (NNY)          (NYV)            (NNP)             (NAN)            (NXK)
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                        $    3,628,244   $  1,059,914   $    8,548,533   $     5,080,801   $    3,400,497
---------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                 398,154        118,391        1,108,781           647,107          448,030
Auction fees                                        N/A            N/A           65,445            29,109           25,505
Dividend disbursing agent fees                      N/A            N/A           19,967             4,986            4,986
Shareholders' servicing agent fees
   and expenses                                  14,346             24           14,149             1,605              731
Interest expense and amortization of
   offering costs                                 8,576             --          108,387           319,070           36,939
Liquidity fees                                       --             --            2,518                --               --
Custodian's fees and expenses                    18,408          5,687           31,290            21,236           15,303
Directors'/Trustees' fees and
   expenses                                       1,944            379            5,203             3,444            2,096
Professional fees                                 8,546            897           19,813            12,434            9,775
Shareholders' reports - printing and
   mailing expenses                              48,349          8,717           56,834            35,720           28,029
Stock exchange listing fees                       4,589             --            4,565             4,565              458
Investor relations expense                        8,223          2,262           12,163             7,118            4,854
Other expenses                                    8,865          1,147           21,330            14,517           12,350
---------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee
   credit and expense reimbursement             520,000        137,504        1,470,445         1,100,911          589,056
   Custodian fee credit                            (265)          (169)          (2,729)           (1,503)          (1,101)
   Expense reimbursement                             --             --               --                --          (70,295)
---------------------------------------------------------------------------------------------------------------------------
Net expenses                                    519,735        137,335        1,467,716         1,099,408          517,660
---------------------------------------------------------------------------------------------------------------------------
Net investment income                         3,108,509        922,579        7,080,817         3,981,393        2,882,837
---------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from
   investments                                   15,769         14,346          104,606           292,807           20,834
Change in net unrealized appreciation
   (depreciation) of investments             (1,997,663)      (747,259)      (4,892,637)       (2,783,071)      (1,563,392)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
   (loss)                                    (1,981,894)      (732,913)      (4,788,031)       (2,490,264)      (1,542,558)
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO AUCTION RATE
   PREFERRED SHAREHOLDERS
From net investment income                          N/A            N/A         (159,209)          (64,192)         (63,167)
From accumulated net realized gains                 N/A            N/A          (17,285)          (30,429)          (3,233)
---------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Auction Rate Preferred
   shareholders                                     N/A            N/A         (176,494)          (94,621)         (66,400)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   operations                            $    1,126,615   $    189,666   $    2,116,292   $     1,396,508   $    1,273,879
===========================================================================================================================

N/A   Fund is not authorized to issue Auction Rate Preferred shares.

                                 See accompanying notes to financial statements.

48 Nuveen Investments

| Statement of
| Changes in Net Assets (Unaudited)

                                       NEW YORK VALUE (NNY)           NEW YORK VALUE 2 (NYV)      NEW YORK PERFORMANCE PLUS (NNP)
                                 ------------------------------   -----------------------------   -------------------------------
                                                                                 FOR THE PERIOD
                                                                                        4/28/09
                                    SIX MONTHS                     SIX MONTHS     (COMMENCEMENT      SIX MONTHS
                                         ENDED       YEAR ENDED         ENDED     OF OPERATIONS)          ENDED       YEAR ENDED
                                       3/31/10          9/30/09       3/31/10   THROUGH 9/30/09         3/31/10          9/30/09
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income            $   3,108,509   $    6,447,771   $   922,579   $       537,162   $   7,080,817   $   14,517,338
Net realized gain (loss) from:
   Investments                          15,769          132,227        14,346            (7,406)        104,606          209,269
   Futures                                  --          176,461            --                --              --               --
Change in net unrealized
   appreciation (depreciation)
   of:
   Investments                      (1,997,663)      10,734,027      (747,259)        3,867,906      (4,892,637)      28,157,222
   Futures                                  --           13,211            --                --              --               --
Distributions to Auction Rate
   Preferred shareholders:
   From net investment income              N/A              N/A           N/A               N/A        (159,209)        (815,348)
   From accumulated net
     realized gains                        N/A              N/A           N/A               N/A         (17,285)        (608,160)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets applicable to Common
   shares from operations            1,126,615       17,503,697       189,666         4,397,662       2,116,292       41,460,321
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON
   SHAREHOLDERS
From net investment income          (3,226,343)      (6,448,739)     (901,248)         (600,832)     (6,106,067)     (11,090,805)
From accumulated net realized
   gains                              (337,820)      (1,484,820)           --                --        (231,609)      (1,928,624)
---------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
   applicable to Common shares
   from distributions to
   Common shareholders              (3,564,163)      (7,933,559)     (901,248)         (600,832)     (6,337,676)     (13,019,429)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Proceeds from sale of shares,
     net of offering costs                  --               --            --        33,450,300              --               --
   Net proceeds from shares
     issued to shareholders
     due to reinvestment of
     distributions                      49,969          208,108            --                --              --               --
   Repurchased and retired                  --               --            --                --              --         (309,124)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets applicable to Common
   shares from capital share
   transactions                         49,969          208,108            --        33,450,300              --         (309,124)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets applicable to Common
   shares                           (2,387,579)        9,778,246     (711,582)       37,247,130     (4,221,384)       28,131,768
Net assets applicable to
   Common shares at the
   beginning of period             150,063,129      140,284,883    37,347,405           100,275     235,107,581      206,975,813
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares at the end of
   period                        $ 147,675,550   $  150,063,129   $36,635,823   $    37,347,405   $ 230,886,197   $  235,107,581
=================================================================================================================================
Undistributed
   (Over-distribution of)net
   investment income at the
   end of period                 $     428,831   $      546,665   $   (42,339)  $       (63,670)  $   3,288,436   $    2,472,895
=================================================================================================================================

N/A   Fund is not authorized to issue Auction Rate Preferred shares.

                                 See accompanying notes to financial statements.

                                                           Nuveen Investments 49

Statement of
Changes in Net Assets (Unaudited) (continued)


                                                             NEW YORK                       NEW YORK
                                                     DIVIDEND ADVANTAGE (NAN)       DIVIDEND ADVANTAGE 2 (NXK)
                                                  -----------------------------   -----------------------------
                                                     SIX MONTHS                      SIX MONTHS
                                                          ENDED      YEAR ENDED           ENDED      YEAR ENDED
                                                        3/31/10         9/30/09         3/31/10         9/30/09
----------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                            $    3,981,393   $   8,628,755   $   2,882,837   $   5,962,245
Net realized gain (loss) from:
   Investments                                          292,807         237,884          20,834          32,039
   Futures                                                   --              --              --              --
Change in net unrealized appreciation
   (depreciation) of:
   Investments                                       (2,783,071)     15,279,735      (1,563,392)     10,675,788
   Futures                                                   --              --              --              --
Distributions to Auction Rate Preferred
   shareholders:
   From net investment income                           (64,192)       (544,164)        (63,167)       (303,512)
   From accumulated net realized gains                  (30,429)       (276,265)         (3,233)       (241,933)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   operations                                         1,396,508      23,325,945       1,273,879      16,124,627
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                           (3,622,744)     (6,777,589)     (2,581,132)     (4,735,461)
From accumulated net realized gains                    (399,336)       (813,496)        (49,313)       (901,605)
----------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions to
   Common shareholders                               (4,022,080)     (7,591,085)     (2,630,445)     (5,637,066)
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Proceeds from sale of shares, net of
     offering costs                                          --              --              --              --
   Net proceeds from shares issued to
     shareholders due to reinvestment of
     distributions                                           --              --              --              --
   Repurchased and retired                                   --              --              --         (76,617)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions                                --              --              --         (76,617)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                       (2,625,572)     15,734,860      (1,356,566)     10,410,944
Net assets applicable to Common shares at
   the beginning of period                          137,268,127     121,533,267      95,750,517      85,339,573
----------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at
   the end of period                             $  134,642,555   $ 137,268,127   $  94,393,951   $  95,750,517
================================================================================================================
Undistributed (Over-distribution of) net
   investments income at the end of period       $    1,419,366   $   1,124,909   $   1,093,652   $     855,114
================================================================================================================

                                 See accompanying notes to financial statements.

50 Nuveen Investments

| Statement of Cash Flows

                                     Six months ended March 31, 2010 (Unaudited)

                                                                    NEW YORK         NEW YORK        NEW YORK
                                                                 PERFORMANCE         DIVIDEND        DIVIDEND
                                                                        PLUS        ADVANTAGE     ADVANTAGE 2
                                                                        (NNP)            (NAN)           (NXK)
--------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON
   SHARES FROM OPERATIONS                                       $  2,116,292   $    1,396,508   $   1,273,879
Adjustments to reconcile the net increase (decrease) in net
   assets applicable to Common shares from operations to net
   cash provided by (used in) operating activities:
   Purchases of investments                                      (24,486,547)     (13,234,796)    (12,316,676)
   Proceeds from sales and maturities of investments              14,707,450        7,751,300       6,047,666
   Proceeds from (Purchases of) short-term investments, net        9,208,434        6,031,235       2,742,583
   Amortization (Accretion) of premiums and discounts, net           303,095          175,733         139,650
   (Increase) Decrease in receivable for interest                   (153,743)         (51,569)        (46,031)
   (Increase) Decrease in receivable for investments sold           (599,000)       3,303,450       2,215,531
   (Increase) Decrease in other assets                                33,739             (372)          4,870
   Increase (Decrease) in payable for investments purchased               --       (4,000,000)             --
   Increase (Decrease) in payable for Auction Rate Preferred
     share dividends                                                  (1,424)              24          (1,105)
   Increase (Decrease) in payable for interest                         1,000           67,500              --
   Increase (Decrease) in accrued management fees                      6,195            3,801           2,128
   Increase (Decrease) in accrued other liabilities                   19,241           12,474           2,094
   Net realized (gain) loss from investments                        (104,606)        (292,807)        (20,834)
   Change in net unrealized (appreciation) depreciation of         4,892,637        2,783,071       1,563,392
     investments
   Taxes paid on undistributed capital gains                              --               20           1,166
--------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) operating activities             5,942,763        3,945,572       1,608,313
--------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase (Decrease) in cash overdraft balance                             --               --       1,016,633
(Increase) Decrease in deferred offering costs                    (1,359,082)        (685,161)             --
Increase (Decrease) in payable for Auction Rate Preferred         87,650,000               --              --
   shares noticed for redemption, at liquidation value
Increase (Decrease) in accrued offering costs                        430,000          255,000              --
Increase (Decrease) in Auction Rate Preferred shares, at         (87,650,000)     (29,500,000)             --
   liquidation value
Increase (Decrease) in MuniFund Term Preferred shares,                    --       30,000,000              --
   liquidation value
Increase (Decrease) in Variable Rate Demand Preferred             89,000,000               --              --
   shares, at liquidation value
Cash distributions paid to Common shareholders                    (6,320,686)      (4,010,371)     (2,624,946)
--------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) financing activities            81,750,232       (3,940,532)     (1,608,313)
--------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH                                   87,692,995            5,040              --
Cash and cash equivalents at the beginning of period                      --               --              --
--------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS AT THE END OF PERIOD                    87,692,995            5,040              --
==============================================================================================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

                                                                    NEW YORK         NEW YORK        NEW YORK
                                                                 PERFORMANCE         DIVIDEND        DIVIDEND
                                                                        PLUS        ADVANTAGE     ADVANTAGE 2
                                                                        (NNP)            (NAN)           (NXK)
--------------------------------------------------------------------------------------------------------------
Cash paid for interest (excluding amortization of offering      $    107,266   $      211,731   $      36,939
   costs, where applicable)
==============================================================================================================

                                 See accompanying notes to financial statements.

                                                           Nuveen Investments 51

| Notes to
| Financial Statements(Unaudited)

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The funds covered in this report and their corresponding Common share stock exchange symbols are Nuveen New York Municipal Value Fund, Inc. (NNY), Nuveen New York Municipal Value Fund 2 (NYV), Nuveen New York Performance Plus Municipal Fund, Inc. (NNP), Nuveen New York Dividend Advantage Municipal Fund
(NAN) and Nuveen New York Dividend Advantage Municipal Fund 2 (NXK) (collectively, the "Funds"). Common shares of New York Value (NNY), New York Performance Plus (NNP) and New York Dividend Advantage (NAN) are traded on the New York Stock Exchange ("NYSE") while Common shares of New York Value 2 (NYV) and New York Dividend Advantage 2 (NXK) are traded on the NYSE Amex. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Prior to the commencement of operations, New York Value 2 (NYV) had no operations other than those related to organizational matters, the initial capital contribution of $100,275 by Nuveen Asset Management (the "Adviser"), a wholly-owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), and the recording of the organization expense ($15,000) and its reimbursement by Nuveen Investments, LLC, also a wholly-owned subsidiary of Nuveen.

Each Fund seeks to provide current income exempt from both regular federal and New York state income taxes by investing primarily in a portfolio of municipal obligations issued by state and local government authorities within the state of New York or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with US generally accepted accounting principles.

Investment Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. Futures contracts are valued using the closing settlement price or, in the absence of such a price, at the mean of the bid and asked prices. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular investment or derivative instrument, the Board of Directors/Trustees of the Fund, or its designee, may establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates value.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At March 31, 2010, there were no such outstanding purchase commitments in any of the Funds.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and New York state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

52 Nuveen Investments

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders
Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles.

Auction Rate Preferred Shares
New York Value (NNY) and New York Value 2 (NYV) are not authorized to issue Auction Rate Preferred shares. The following Funds have issued and outstanding Auction Rate Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Auction Rate Preferred shares are issued in one Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. As of March 31, 2010, the number of Auction Rate Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                                        NEW YORK      NEW YORK
                                                        DIVIDEND      DIVIDEND
                                                       ADVANTAGE   ADVANTAGE 2
                                                            (NAN)         (NXK)
-------------------------------------------------------------------------------
Number of shares:
  Series W                                                    --         1,364
  Series F                                                   876            --
-------------------------------------------------------------------------------
Total                                                        876         1,364
===============================================================================

Beginning in February 2008, more shares for sale were submitted in the regularly scheduled auctions for the Auction Rate Preferred shares issued by the Funds than there were offers to buy. This meant that these auctions "failed to clear," and that many Auction Rate Preferred shareholders who wanted to sell their shares in these auctions were unable to do so. Auction Rate Preferred shareholders unable to sell their shares received distributions at the "maximum rate" applicable to failed auctions as calculated in accordance with the pre-established terms of the Auction Rate Preferred shares. As of March 31, 2010, the aggregate amount of outstanding Auction Rate Preferred shares redeemed by each Fund is as follows:

                                         NEW YORK      NEW YORK      NEW YORK
                                      PERFORMANCE      DIVIDEND      DIVIDEND
                                             PLUS     ADVANTAGE   ADVANTAGE 2
                                             (NNP)         (NAN)         (NXK)
-------------------------------------------------------------------------------
Auction Rate Preferred shares
   redeemed, at liquidation value   $ 124,300,000  $ 47,100,000  $  12,900,000
===============================================================================

MuniFund Term Preferred Shares
New York Dividend Advantage (NAN) has issued and outstanding $30,000,000, of 2.70%, Series 2015 MuniFund Term Preferred shares, with a $10 liquidation value per share. Dividends, which are recognized as interest expense for financial reporting purposes, will be paid monthly at a fixed annual rate of 2.70%, subject to adjustment in certain circumstances. Proceeds from the issuance of MuniFund Term Preferred shares, net of offering expenses, were used to redeem a portion of the Fund's outstanding Auction Rate Preferred shares totaling $29,500,000.

The Fund is obligated to redeem the MuniFund Term Preferred shares on January 1, 2015, unless earlier redeemed or repurchased by the Fund. MuniFund Term Preferred shares are subject to optional and mandatory redemption in certain circumstances. As of January 1, 2011, the MuniFund Term Preferred shares will be subject to redemption at the option of the Fund, subject to payment of a premium until December 31, 2011, and at par thereafter. The MuniFund Term Preferred shares also will be subject to redemption, at the option of the Fund, at par in the event of certain changes in the credit rating of the MuniFund Term Preferred shares. The Funds may be obligated to redeem certain of the MuniFund Term Preferred shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The MuniFund Term Preferred shares trade on NYSE under the symbol "NAN Pr C".

                                                           Nuveen Investments 53

| Notes to
| Financial Statements (Unaudited) (continued)

During the period from December 21, 2009 through March 31, 2010, New York Dividend Advantage (NAN) had an average balance of $30,000,000 MuniFund Term Preferred shares outstanding.

For financial reporting purposes only, the liquidation value of MuniFund Term Preferred shares is recorded as a liability on the Statement of Assets and Liabilities. Unpaid dividends on the MuniFund Term Preferred shares are recognized as "Interest payable" on the Statement of Assets and Liabilities. Dividends paid on the MuniFund Term Preferred shares are recognized as a component of "Interest expense and amortization of offering costs" on the Statement of Operations.

Variable Rate Demand Preferred Shares
New York Performance Plus (NNP) has issued and outstanding 890 Series 1 Variable Rate Demand Preferred shares, $100,000 liquidation value per share. Variable Rate Demand Preferred shares were issued in a privately negotiated offering. Proceeds of this offering were used to redeem a portion of the Fund's outstanding Auction Rate Preferred shares totaling $87,650,000. The Variable Rate Demand Preferred shares were offered to institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, have a maturity date of March 1, 2040 and include a liquidity feature that allows the Variable Rate Demand Preferred shareholders to have their shares purchased by the liquidity provider in the event that sell orders are not matched with purchase orders in a remarketing. Dividends on the Variable Rate Demand Preferred shares (which are treated as interest payments for financial reporting purposes) are set weekly at a rate established by a remarketing agent; therefore, the liquidation value of the Variable Rate Demand Preferred shares approximates fair value.

Subject to certain conditions, Variable Rate Demand Preferred shares may be redeemed, in whole or in part, at any time at the option of the Fund. The Fund may also redeem certain of the Variable Rate Demand Preferred shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends.

New York Performance Plus (NNP) issued all $89,000,000 of its Variable Rate Demand Preferred shares on March 31, 2010.

For financial reporting purposes only, the liquidation value of Variable Rate Demand Preferred shares is recognized as a liability on the Statement of Assets and Liabilities. Unpaid dividends on Variable Rate Preferred shares are recognized as "Interest payable" on the Statement of Assets and Liabilities. Dividends paid on the Variable Rate Demand Preferred shares are recognized as a component of "Interest expense and amortization of offering costs" on the Statement of Operations. In addition to interest expense, the Fund also pays a per annum liquidity fee, which is recognized as "Liquidity fees" on the Statement of Operations.

Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as "(IF) - Inverse floating rate investment." An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as "(UB) - Underlying bond of an inverse floating rate trust reflected as a financing transaction," with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in "Investment Income" the entire earnings of the underlying bond and recognizes the related interest paid to the holders of the short-term floating rate certificates as "Interest expense on floating rate obligations" on the Statement of Operations.

During the six months ended March 31, 2010, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a "recourse trust" or "credit recovery swap") (such agreements referred to herein as "Recourse Trusts") with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate

54 Nuveen Investments
certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund's potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund's inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as "Unrealized depreciation on Recourse Trusts" on the Statement of Assets and Liabilities.

At March 31, 2010, each Fund's maximum exposure to externally-deposited Recourse Trusts is as follows:

                                                           NEW YORK     NEW YORK      NEW YORK
                              NEW YORK      NEW YORK    PERFORMANCE     DIVIDEND      DIVIDEND
                                 VALUE       VALUE 2           PLUS    ADVANTAGE   ADVANTAGE 2
                                  (NNY)         (NYV)          (NNP)        (NAN)         (NXK)
-----------------------------------------------------------------------------------------------
Maximum exposure to
   Recourse Trusts           $      --  $  4,000,000  $          --  $ 2,670,000  $         --
===============================================================================================

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended March 31, 2010, were as follows:

                                                              NEW YORK     NEW YORK      NEW YORK
                                 NEW YORK      NEW YORK    PERFORMANCE     DIVIDEND      DIVIDEND
                                    VALUE       VALUE 2           PLUS    ADVANTAGE   ADVANTAGE 2
                                     (NNY)         (NYV)          (NNP)        (NAN)         (NXK)
--------------------------------------------------------------------------------------------------
Average floating rate
   obligations outstanding   $   3,255,000  $         --  $  34,645,000  $17,735,000  $ 12,155,000
Average annual interest
   rate and fees                     0.53%           --%          0.62%        0.61%         0.61%
==================================================================================================

Futures Contracts
Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and is authorized to invest in futures contracts in attempt to manage such risk. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as "Deposits with brokers for open futures contracts" on the Statement of Assets and Liabilities. Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. Variation margin is recognized as a receivable or payable for "Variation margin on futures contracts" on the Statement of Assets and Liabilities, when applicable.

During the period the futures contract is open, changes in the value of the contract are recorded as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the changes in market value of the contract and is recognized as "Change in net unrealized appreciation (depreciation) of futures contracts" on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into and is recognized as "Net realized gain (loss) from futures contracts" on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices. The Funds did not invest in futures contracts during the six months ended March 31, 2010.

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund's exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange's clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

                                                           Nuveen Investments 55

| Notes to
| Financial Statements (Unaudited) (continued)

Zero Coupon Securities
Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Offering Costs
Costs incurred by New York Performance Plus (NNP) in connection with its offering of Variable Rate Demand Preferred shares ($1,320,000) were recorded as a deferred charge which will be amortized over the 30-year life of the shares. Cost incurred by New York Dividend Advantage (NAN) in connection with its offering of MuniFund Term Preferred shares ($725,000) were recorded as a deferred charge which will be amortized over the 5-year life of the shares.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications
Under the Funds' organizational documents, their officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with US generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

56 Nuveen Investments

2. FAIR VALUE MEASUREMENTS
In determining the value of each Fund's investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

      Level 1 - Quoted prices in active markets for identical securities.

      Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

      Level 3 - Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund's fair value measurements as of March 31, 2010:

NEW YORK VALUE (NNY)                       LEVEL 1       LEVEL 2         LEVEL 3           TOTAL
-------------------------------------------------------------------------------------------------
Investments:
  Municipal Bonds                     $         --  $  145,097,111  $         --  $  145,097,111
  Short-Term Investments                        --       4,975,000            --       4,975,000
-------------------------------------------------------------------------------------------------
  Total                               $         --  $  150,072,111  $         --  $  150,072,111
=================================================================================================
NEW YORK VALUE 2 (NYV)                     LEVEL 1         LEVEL 2       LEVEL 3           TOTAL
-------------------------------------------------------------------------------------------------
Investments:
  Municipal Bonds                     $         --  $   36,043,277  $         --  $   36,043,277
  Short-Term Investments                   198,482              --            --         198,482
-------------------------------------------------------------------------------------------------
  Total                               $    198,482  $   36,043,277  $         --  $   36,241,759
=================================================================================================
NEW YORK PERFORMANCE PLUS (NNP)            LEVEL 1         LEVEL 2       LEVEL 3           TOTAL
-------------------------------------------------------------------------------------------------
Investments:
  Municipal Bonds                     $         --  $  343,394,184  $         --  $  343,394,184
  Short-Term Investments                 3,613,851       1,495,000            --       5,108,851
-------------------------------------------------------------------------------------------------
  Total                               $  3,613,851  $  344,889,184  $         --  $  348,503,035
=================================================================================================
NEW YORK DIVIDEND ADVANTAGE (NAN)          LEVEL 1         LEVEL 2       LEVEL 3           TOTAL
-------------------------------------------------------------------------------------------------
Investments:
  Municipal Bonds                     $         --  $  198,766,466  $         --  $  198,766,466
  Short-Term Investments                 2,642,422              --            --       2,642,422
-------------------------------------------------------------------------------------------------
  Total                               $  2,642,422  $  198,766,466  $         --  $  201,408,888
=================================================================================================
NEW YORK DIVIDEND ADVANTAGE 2 (NXK)        LEVEL 1         LEVEL 2       LEVEL 3           TOTAL
-------------------------------------------------------------------------------------------------
Investments:
  Municipal Bonds                     $         --  $  139,881,713  $         --  $  139,881,713
=================================================================================================

3. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended March 31, 2010.

                                                           Nuveen Investments 57

| Notes to
| Financial Statements (Unaudited) (continued)

4. FUND SHARES
Common Shares
Transactions in Common shares were as follows:

                                                                                                              NEW YORK
                                                 NEW YORK VALUE (NNY)       NEW YORK VALUE 2 (NYV)     PERFORMANCE PLUS (NNP)
                                               -----------------------  ---------------------------    ------------------------
                                                                                            FOR THE
                                                                                     PERIOD 4/28/09
                                               SIX MONTHS         YEAR  SIX MONTHS    (COMMENCEMENT      SIX MONTHS        YEAR
                                                    ENDED        ENDED       ENDED   OF OPERATIONS)           ENDED       ENDED
                                                  3/31/10      9/30/09     3/31/10  THROUGH 9/30/09         3/31/10     9/30/09
--------------------------------------------------------------------------------------------------------------------------------
Common shares:
  Sold*                                                --           --          --        2,340,000              --          --
  Issued to shareholders due
  to reinvestment of distributions                  5,140       23,357          --               --              --          --
  Repurchased and retired                              --           --          --               --              --     (27,800)
--------------------------------------------------------------------------------------------------------------------------------
Weighted average Common share:
  Price per share repurchased and retired              --           --          --               --              --  $    11.10
  Discount per share repurchased and
   retired                                             --           --          --               --              --       19.25%
================================================================================================================================

                                                                                   NEW YORK                   NEW YORK
                                                                          DIVIDEND ADVANTAGE (NAN)   DIVIDEND ADVANTAGE 2 (NXK)
                                                                        ---------------------------  ---------------------------
                                                                        SIX MONTHS             YEAR      SIX MONTHS        YEAR
                                                                             ENDED            ENDED           ENDED       ENDED
                                                                           3/31/10          9/30/09         3/31/10     9/30/09
--------------------------------------------------------------------------------------------------------------------------------
Common shares:
  Issued to shareholders due
  to reinvestment of distributions                                              --               --              --          --
  Repurchased and retired                                                       --               --              --      (7,200)
--------------------------------------------------------------------------------------------------------------------------------
Weighted average Common share:
  Price per share repurchased and retired                                       --               --              --  $    10.62
  Discount per share repurchased and retired                                    --               --              --       18.33%
================================================================================================================================

* New York Value 2 (NYV) was the only Fund to sell Common shares during the fiscal year ended September 30, 2009.

Preferred Shares
New York Value (NNY) and New York Value 2 (NYV) are not authorized to issue Auction Rate Preferred shares. Transactions in Auction Rate Preferred shares were as follows:

                                                             NEW YORK                                       NEW YORK
                                                      PERFORMANCE PLUS (NNP)                       DIVIDEND ADVANTAGE (NAN)
                                           ----------------------------------------    -----------------------------------------
                                                   SIX MONTHS                                   SIX MONTHS
                                                        ENDED         YEAR ENDED                     ENDED        YEAR ENDED
                                                      3/31/10            9/30/09                   3/31/10           9/30/09
                                           -------------------------------------------------------------------------------------
                                           SHARES            AMOUNT  SHARES   AMOUNT    SHARES          AMOUNT  SHARES   AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Auction Rate Preferred shares redeemed:
  Series M                                  1,129  $     28,225,000      --  $    --        --  $           --      --  $    --
  Series T                                    564        14,100,000      --       --        --              --      --       --
  Series W                                  1,410        35,250,000      --       --        --              --      --       --
  Series F                                    403        10,075,000      --       --     1,180      29,500,000      --       --
--------------------------------------------------------------------------------------------------------------------------------
Total                                       3,506  $     87,650,000      --  $    --     1,180  $   29,500,000      --  $    --
================================================================================================================================

                                                                                          NEW YORK DIVIDEND ADVANTAGE 2 (NXK)
                                                                                        ---------------------------------------
                                                                                                SIX MONTHS
                                                                                                     ENDED        YEAR ENDED
                                                                                                   3/31/10           9/30/09
                                                                                        ---------------------------------------

                                                                                        SHARES          AMOUNT  SHARES   AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Auction Rate Preferred shares redeemed:
  Series W                                                                                  --  $           --      --  $    --
================================================================================================================================

58 Nuveen Investments

Transactions in MuniFund Term Preferred shares were as follows:

                                                                                           NEW YORK DIVIDEND ADVANTAGE (NAN)
                                                                                        ---------------------------------------
                                                                                             SIX MONTHS
                                                                                                  ENDED           YEAR ENDED
                                                                                                3/31/10              9/30/09
                                                                                        ----------------------------------------
                                                                                        SHARES          AMOUNT  SHARES   AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
MuniFund Term Preferred shares issued:
  Series 2015                                                                        3,000,000  $   30,000,000     N/A     N/A
=================================================================================================================================

N/A - The Fund was not authorized to issue MuniFund Term Preferred shares during the fiscal year ended September 30, 2009.

Transactions in Variable Rate Demand Preferred shares were as follows:

                                                                                            NEW YORK PERFORMANCE PLUS (NNP)
                                                                                        ---------------------------------------
                                                                                             SIX MONTHS
                                                                                                  ENDED           YEAR ENDED
                                                                                                3/31/10              9/30/09
                                                                                        ----------------------------------------
                                                                                        SHARES          AMOUNT  SHARES   AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Variable Rate Demand Preferred shares issued:
  Series 1                                                                                 890  $   89,000,000     N/A      N/A
=================================================================================================================================

N/A - The Fund was not authorized to issue Variable Rate Demand Preferred shares during the fiscal year ended September 30, 2009.

5. INVESTMENT TRANSACTIONS
Purchases and sales (including maturities but excluding short-term investments) during the six months ended March 31, 2010, were as follows:

                                                                                          NEW YORK       NEW YORK       NEW YORK
                                                            NEW YORK      NEW YORK     PERFORMANCE       DIVIDEND       DIVIDEND
                                                               VALUE       VALUE 2            PLUS      ADVANTAGE    ADVANTAGE 2
                                                                (NNY)         (NYV)           (NNP)          (NAN)          (NXK)
---------------------------------------------------------------------------------------------------------------------------------
Purchases                                            $     8,868,203  $  1,604,635  $   24,486,547  $  13,234,796  $  12,316,676
Sales and maturities                                       1,662,500       227,250      14,707,450      7,751,300      6,047,666
=================================================================================================================================

6. INCOME TAX INFORMATION
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At March 31, 2010, the cost of investments was as follows:

                                                                                          NEW YORK       NEW YORK       NEW YORK
                                                            NEW YORK      NEW YORK     PERFORMANCE       DIVIDEND       DIVIDEND
                                                               VALUE       VALUE 2            PLUS      ADVANTAGE    ADVANTAGE 2
                                                                (NNY)         (NYV)           (NNP)          (NAN)          (NXK)
----------------------------------------------------------------------------------------------------------------------------------
Cost of investments                                  $   143,917,105  $ 33,088,108  $  305,418,868  $ 182,217,532  $ 126,656,834
==================================================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2010, were as follows:

                                                                                          NEW YORK       NEW YORK       NEW YORK
                                                            NEW YORK      NEW YORK     PERFORMANCE       DIVIDEND       DIVIDEND
                                                               VALUE       VALUE 2            PLUS      ADVANTAGE    ADVANTAGE 2
                                                                (NNY)         (NYV)           (NNP)          (NAN)          (NXK)
---------------------------------------------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                                       $     4,663,436  $  3,192,389  $   12,907,893  $   4,489,974  $   2,955,099
  Depreciation                                            (1,765,285)      (38,738)     (4,480,790)    (3,025,056)    (1,879,073)
---------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
   of investments                                    $      2,898,151 $  3,153,651  $    8,427,103  $   1,464,918  $   1,076,026
==================================================================================================================================

                                                           Nuveen Investments 59

| Notes to
| Financial Statements (Unaudited) (continued)

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at September 30, 2009, the Funds' last tax year end, were as follows:

                                                                                         NEW YORK       NEW YORK       NEW YORK
                                                       NEW YORK      NEW YORK         PERFORMANCE       DIVIDEND       DIVIDEND
                                                          VALUE       VALUE 2                PLUS      ADVANTAGE    ADVANTAGE 2
                                                           (NNY)         (NYV)***            (NNP)          (NAN)          (NXK)
--------------------------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *           $       755,511  $     73,053      $    3,090,862  $   1,616,659  $   1,202,209
Undistributed net ordinary income **                     81,069            --                  --             --          5,541
Undistributed net long-term capital gains               261,484            --             248,364        258,801         52,301
================================================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on September 1, 2009, paid on October 1, 2009.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

*** For the period April 28, 2009 (commencement of operations) through September 30, 2009.

The tax character of distributions paid during the Funds' last tax year ended September 30, 2009, was designated for purposes of the dividends paid deduction as follows:

                                                                                            NEW YORK       NEW YORK       NEW YORK
                                                        NEW YORK      NEW YORK           PERFORMANCE       DIVIDEND       DIVIDEND
                                                           VALUE       VALUE 2                  PLUS      ADVANTAGE    ADVANTAGE 2
                                                            (NNY)         (NYV)***              (NNP)          (NAN)          (NXK)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income         $     6,447,404  $    450,624        $   11,827,384  $   7,301,446  $   5,057,663
Distributions from net ordinary income **                535,895            --             1,105,907        651,694        466,316
Distributions from net long-term capital gains           949,431            --             1,488,610        438,066        677,222
===================================================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

*** For the period April 28, 2009 (commencement of operations) through September 30, 2009.

New York Value 2 (NYV) has elected to defer net realized losses from investments incurred from April 28, 2009 (commencement of operations) through September 30, 2009, the Fund's last tax year end, ("post-October losses") in accordance with federal income tax regulations. Post-October capital losses of $7,406 are treated as having arisen on the first day of the current fiscal year.

7. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Each Fund's management fee is separated into two components -- a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all fund assets managed by the Adviser. This pricing structure enables each Fund's shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

New York Value (NNY) pays an annual fund-level fee, payable monthly, of .15% of the average daily net assets* of the Fund, as well as 4.125% of the gross interest income (excluding interest on bonds underlying a "self-deposited inverse floater" trust that is attributed to the Fund over and above the net interest earned on the inverse floater itself) of the Fund.

60 Nuveen Investments

The annual fund-level fee for the following Funds, payable monthly, is calculated according to the following schedules:

                                                 NEW YORK PERFORMANCE PLUS (NNP)
AVERAGE DAILY NET ASSETS*                                   FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

                                               NEW YORK DIVIDEND ADVANTAGE (NAN)
                                             NEW YORK DIVIDEND ADVANTAGE 2 (NXK)
AVERAGE DAILY NET ASSETS*                                   FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

                                                         NEW YORK VALUE 2 (NYV)
AVERAGE DAILY MANAGED ASSETS*                               FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4000%
For the next $125 million                                                 .3875
For the next $250 million                                                 .3750
For the next $500 million                                                 .3625
For the next $1 billion                                                   .3500
For managed assets over $2 billion                                        .3375
================================================================================

The annual complex-level fee for each fund, payable monthly, is calculated according to the following schedule:

COMPLEX-LEVEL ASSET BREAKPOINT LEVEL*        EFFECTIVE RATE AT BREAKPOINT LEVEL
--------------------------------------------------------------------------------
$55 billion                                                               .2000%
$56 billion                                                               .1996
$57 billion                                                               .1989
$60 billion                                                               .1961
$63 billion                                                               .1931
$66 billion                                                               .1900
$71 billion                                                               .1851
$76 billion                                                               .1806
$80 billion                                                               .1773
$91 billion                                                               .1691
$125 billion                                                              .1599
$200 billion                                                              .1505
$250 billion                                                              .1469
$300 billion                                                              .1445
================================================================================

* The complex-level fee component of the management fee for the funds is calculated based upon the aggregate daily managed assets of all Nuveen funds, with such daily managed assets defined separately for each fund in its management agreement, but excluding assets attributable to investments in other Nuveen funds. For the complex-level and fund-level fees, daily managed assets include assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds' use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust's issuance of floating rate securities, subject to an agreement by the Adviser to limit the amount of such assets for determining managed assets in certain circumstances. As of March 31, 2010, the complex-level fee rate was .1867%.

                                                           Nuveen Investments 61

| Notes to
| Financial Statements (Unaudited) (continued)

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first ten years of New York Dividend Advantage 2's (NXK) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
MARCH 31,                                    MARCH 31,
------------------------------------------------------------------------------
2001*                    .30%                2007                        .25%
2002                     .30                 2008                        .20
2003                     .30                 2009                        .15
2004                     .30                 2010                        .10
2005                     .30                 2011                        .05
2006                     .30
==============================================================================
* From the commencement of operations.

The Adviser has not agreed to reimburse New York Dividend Advantage 2 (NXK) for any portion of its fees and expenses beyond March 31, 2011.

8. NEW ACCOUNTING PRONOUNCEMENTS
Accounting for Transfers of Financial Assets
During June 2009, the Financial Accounting Standards Board ("FASB") issued changes to the authoritative guidance under generally accepted accounting principles ("GAAP") on accounting for transfers of financial assets. The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and transferor's continuing involvement, if any, in transferred financial assets.

This guidance is effective as of the beginning of each reporting entity's first annual reporting period that begins after November 15, 2009, for interim periods within that first annual reporting period and for interim and annual reporting periods thereafter. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of this guidance should be applied to transfers that occurred both before and after the effective date of this guidance. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and disclosures, if any.

Fair Value Measurements
On January 21, 2010, FASB issued changes to the authoritative guidance under GAAP for fair value measurements. The objective of this guidance is to provide guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for both Level 2 and Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e., transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements in the Level 3 rollforward must be shown on a gross basis rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statement amounts and footnote disclosures, if any.

62 Nuveen Investments

9. SUBSEQUENT EVENTS
Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on May 3, 2010, to shareholders of record on April 15, 2010, as follows:

                                                    NEW YORK    NEW YORK       NEW YORK
                           NEW YORK    NEW YORK  PERFORMANCE    DIVIDEND       DIVIDEND
                              VALUE     VALUE 2         PLUS   ADVANTAGE    ADVANTAGE 2
                               (NNY)       (NYV)        (NNP)       (NAN)          (NXK)
----------------------------------------------------------------------------------------
Dividend per share        $.   0355  $.    0640  $     .0680  $    .0655    $     .0665
========================================================================================

Distributions to MuniFund Term Preferred Shareholders
New York Dividend Advantage (NAN) declared a dividend distribution of $0.022500, which was paid on May 3, 2010, to shareholders of record on April 15, 2010.

MuniFund Term Preferred Shares
As discussed in the Portfolio Manager's Comments section, during April 2010, New York Dividend Advantage 2 (NXK) successfully completed the issuance of $37.89 million of 2.55%, Series 2015 MuniFund Term Preferred ("MTP") shares. The newly-issued MTP shares trade on the NYSE under the symbol "NXK Pr C."

Auction Rate Preferred Shares Noticed for Redemption
During April, 2010, New York Dividend Advantage 2 (NXK) noticed for redemption its remaining $34.1 million outstanding Auction Rate Preferred shares, at liquidation value, using proceeds from the issuance of MTP described above.

                                                           Nuveen Investments 63

| Financial
| Highlights (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                    INVESTMENT OPERATIONS            LESS DISTRIBUTIONS
                                ------------------------------ -----------------------------
                                                                                             DISCOUNT
                                                                                                 FROM
                                                                      NET                      COMMON
                     BEGINNING                                 INVESTMENT   CAPITAL            SHARES                 ENDING
                        COMMON                      NET         INCOME TO  GAINS TO            REPUR-                 COMMON
                         SHARE         NET    REALIZED/            COMMON    COMMON            CHASED                  SHARE  ENDING
                     NET ASSET  INVESTMENT   UNREALIZED            SHARE-    SHARE-               AND   OFFERING   NET ASSET  MARKET
                         VALUE      INCOME   GAIN (LOSS) TOTAL    HOLDERS   HOLDERS   TOTAL   RETIRED      COSTS       VALUE   VALUE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK VALUE (NNY)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2010(d)                 $ 9.91  $      .21  $      (.14) $ .07     $(.21)  $   (.02) $ (.23) $     --  $      --  $     9.75  $ 9.69
2009                      9.28         .43          .73   1.16      (.43)      (.10)   (.53)       --         --        9.91    9.51
2008                      9.94         .43         (.65)  (.22)     (.43)      (.01)   (.44)       --         --        9.28    9.01
2007                     10.09         .43         (.15)   .28      (.43)        --    (.43)       --         --        9.94    9.50
2006                     10.07         .44          .01    .45      (.43)        --    (.43)       --         --       10.09    9.51
2005                     10.01         .45          .04    .49      (.43)        --    (.43)       --         --       10.07    9.26

NEW YORK VALUE 2 (NYV)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2010(d)                  15.91         .39         (.31)   .08      (.38)        --    (.38)       --         --       15.61   14.91
2009(e)                  14.33         .23         1.64   1.87      (.26)        --    (.26)       --       (.03)      15.91   14.84
====================================================================================================================================

64 Nuveen Investments

                                                                              RATIOS/SUPPLEMENTAL DATA
                                                  ----------------------------------------------------------------------------------
                                                                            RATIOS TO AVERAGE NET ASSETS
                       TOTAL RETURNS                                       APPLICABLE TO COMMON SHARES(b)
                   -----------------------                        --------------------------------------------------
                                     BASED              ENDING
                                        ON                 NET
                         BASED      COMMON              ASSETS
                            ON   SHARE NET          APPLICABLE           EXPENSES           EXPENSES             NET      PORTFOLIO
                        MARKET       ASSET           TO COMMON          INCLUDING          EXCLUDING      INVESTMENT       TURNOVER
                         VALUE(a)    VALUE(a)      SHARES (000)          INTEREST(c)        INTEREST          INCOME           RATE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK VALUE (NNY)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2010(d)                   4.42%        .79%       $    147,676                .71%*              .69%*          4.22%*            1%
2009                     11.78       13.00             150,063                .71                .68            4.58              3
2008                      (.62)      (2.38)            140,285                .71                .68            4.39             16
2007                      4.40        2.79             150,321                .69                .65            4.32             15
2006                      7.50        4.56             152,573                .66                .66            4.35             13
2005                      5.88        4.95             152,236                .66                .66            4.44             18

NEW YORK VALUE 2 (NYV)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2010(d)                   3.14         .58              36,636                .76*               .76*           5.09*             1
2009(e)                    .73       12.99              37,347                .84*               .84*           3.66*             4
====================================================================================================================================

*     Annualized.

(a) Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

      Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(b) Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund's net cash on deposit with the custodian bank, where applicable.

(c) The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 - Inverse Floating Rate Securities.

(d)   For the six months ended March 31, 2010.

(e) For the period April 28, 2009 (commencement of operations) through September 30, 2009.

                                 See accompanying notes to financial statements.

                                                           Nuveen Investments 65

| Financial
| Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

                                                    INVESTMENT OPERATIONS                               LESS DISTRIBUTIONS
                                ---------------------------------------------------------------- ---------------------------------
                                                          DISTRIBUTIONS  DISTRIBUTIONS
                                                               FROM NET           FROM
                                                             INVESTMENT        CAPITAL                  NET
                    BEGINNING                                 INCOME TO       GAINS TO           INVESTMENT    CAPITAL
                       COMMON                         NET  AUCTION RATE   AUCTION RATE            INCOME TO   GAINS TO
                        SHARE          NET      REALIZED/     PREFERRED      PREFERRED               COMMON     COMMON
                    NET ASSET   INVESTMENT     UNREALIZED        SHARE-         SHARE-               SHARE-     SHARE-
                        VALUE       INCOME     GAIN (LOSS)      HOLDERS+       HOLDERS+    TOTAL    HOLDERS    HOLDERS      TOTAL
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK PERFORMANCE PLUS (NNP)
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2010(d)              $   15.63  $       .47  $        (.31) $       (.01) $         --** $   .15   $   (.41) $    (.02) $    (.43)
2009                     13.74          .96           1.89          (.05)         (.04)     2.76       (.74)      (.13)      (.87)
2008                     15.48          .98          (1.69)         (.27)         (.01)     (.99)      (.72)      (.03)      (.75)
2007                     16.01          .99           (.41)         (.27)         (.01)      .30       (.77)      (.06)      (.83)
2006                     16.44         1.01             --**        (.20)         (.05)      .76       (.89)      (.30)     (1.19)
2005                     16.50         1.05            .10          (.14)           --**    1.01       (.99)      (.08)     (1.07)

NEW YORK DIVIDEND ADVANTAGE (NAN)
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2010(d)                  14.82          .43           (.28)         (.01)           --**     .14       (.39)      (.04)      (.43)
2009                     13.12          .93           1.68          (.06)         (.03)     2.52       (.73)      (.09)      (.82)
2008                     14.95          .96          (1.76)         (.24)         (.02)    (1.06)      (.70)      (.07)      (.77)
2007                     15.49          .97           (.39)         (.24)         (.02)      .32       (.77)      (.09)      (.86)
2006                     15.83          .98             --**        (.21)         (.03)      .74       (.89)      (.19)     (1.08)
2005                     15.83         1.03            .09          (.13)           --       .99       (.99)        --       (.99)
==================================================================================================================================

                     DISCOUNT
                         FROM
                       COMMON
                       SHARES                      ENDING
                       REPUR-                      COMMON
                       CHASED                       SHARE        ENDING
                          AND     OFFERING      NET ASSET        MARKET
                      RETIRED        COSTS          VALUE         VALUE
------------------------------------------------------------------------
NEW YORK PERFORMANCE PLUS (NNP)
------------------------------------------------------------------------
Year Ended 9/30:
2010(d)                  $ --  $        --  $       15.35  $      14.24
2009                       --           --          15.63         14.77
2008                       --           --          13.74         11.16
2007                       --           --          15.48         14.30
2006                       --           --          16.01         15.88
2005                       --           --          16.44         16.01

NEW YORK DIVIDEND ADVANTAGE (NAN)
------------------------------------------------------------------------
Year Ended 9/30:
2010(d)                    --           --          14.53         13.48
2009                       --           --          14.82         13.38
2008                       --           --          13.12         11.36
2007                       --           --          14.95         14.33
2006                       --           --          15.49         15.60
2005                       --           --          15.83         16.11
========================================================================

                         AUCTION RATE                MUNIFUND TERM                    VARIABLE RATE DEMAND
                       PREFERRED SHARES            PREFERRED SHARES                    PREFERRED SHARES
                       AT END OF PERIOD            AT END OF PERIOD                     AT END OF PERIOD
                  ----------------------------------------------------------------- -------------------------------------
                    AGGREGATE  LIQUIDATION      AGGREGATE   LIQUIDATION               AGGREGATE  LIQUIDATION
                       AMOUNT   AND MARKET         AMOUNT    AND MARKET       ASSET      AMOUNT   AND MARKET        ASSET
                  OUTSTANDING        VALUE    OUTSTANDING         VALUE    COVERAGE OUTSTANDING        VALUE     COVERAGE
                         (000)   PER SHARE           (000)    PER SHARE   PER SHARE        (000)   PER SHARE    PER SHARE
--------------------------------------------------------------------------------------------------------------------------
NEW YORK PERFORMANCE PLUS (NNP)
--------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2010(d)              $ 87,650  $    25,000  $          --  $         --  $  116,240  $   89,000  $   100,000  $   457,906
2009                   87,650       25,000             --            --      92,059          --           --           --
2008                   87,650       25,000             --            --      84,035          --           --           --
2007                  124,300       25,000             --            --      71,914          --           --           --
2006                  124,300       25,000             --            --      73,395          --           --           --
2005                  124,300       25,000             --            --      74,528          --           --           --

NEW YORK DIVIDEND ADVANTAGE (NAN)
--------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2010(d)                21,900       25,000         30,000            10***       --****      --           --           --
2009                   51,400       25,000             --            --      91,765          --           --           --
2008                   51,400       25,000             --            --      84,112          --           --           --
2007                   69,000       25,000             --            --      75,183          --           --           --
2006                   69,000       25,000             --            --      76,865          --           --           --
2005                   69,000       25,000             --            --      77,790          --           --           --
===========================================================================================================================

66 Nuveen Investments

                                                                       RATIOS/SUPPLEMENTAL DATA
                                  --------------------------------------------------------------------------------------------------
                                                     RATIOS TO AVERAGE NET ASSETS              RATIOS TO AVERAGE NET ASSETS
                                                     APPLICABLE TO COMMON SHARES               APPLICABLE TO COMMON SHARES
                 TOTAL RETURNS                          BEFORE REIMBURSEMENT++                   AFTER REIMBURSEMENT++(b)
              ------------------                 -----------------------------------  ---------------------------------------------
                           BASED        ENDING
                              ON           NET
                BASED     COMMON        ASSETS
                   ON  SHARE NET    APPLICABLE    EXPENSES    EXPENSES         NET     EXPENSES    EXPENSES          NET  PORTFOLIO
               MARKET      ASSET     TO COMMON   INCLUDING   EXCLUDING  INVESTMENT    INCLUDING   EXCLUDING   INVESTMENT   TURNOVER
              VALUE(a)   VALUE(a)  SHARES (000) INTEREST(c)   INTEREST      INCOME   INTEREST(c)   INTEREST       INCOME       RATE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK PERFORMANCE PLUS (NNP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2010(d)          (.65)%      .95%  $   230,886        1.28%*      1.19%*      6.16%*       1.28%*      1.19%*       6.16%*        4%
2009            42.29      21.05       235,108        1.39        1.17        6.91         1.39        1.17         6.91          1
2008           (17.61)     (6.71)      206,976        1.42        1.27        6.48         1.42        1.27         6.48         16
2007            (5.02)      1.90       233,258        1.29        1.22        6.33         1.29        1.22         6.33         14
2006             6.69       4.91       240,618        1.22        1.22        6.33         1.22        1.22         6.33         13
2005             9.37       6.29       246,255        1.20        1.20        6.36         1.20        1.20         6.36         16
NEW YORK DIVIDEND ADVANTAGE (NAN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended
9/30:
2010(d)          4.12       1.02       134,643        1.64*       1.17*       5.94*        1.64*       1.17*        5.94*         4
2009            26.58      20.29       137,268        1.37        1.17        7.07         1.31        1.11         7.13          4
2008           (16.02)     (7.45)      121,533        1.36        1.23        6.45         1.22        1.09         6.59         17
2007            (2.86)      2.07       138,504        1.29        1.19        6.15         1.07         .97         6.36         18
2006             3.49       4.91       143,147        1.18        1.18        6.11          .89         .89         6.40         15
2005            14.24       6.38       145,701        1.16        1.16        6.13          .81         .81         6.49         20
====================================================================================================================================

*     Annualized.

**    Rounds to less than $.01 per share.

*** For the period December 21, 2009 through March 31, 2010, the average market value was $10.07.

**** Asset coverage per $1 of liquidation preference for Auction Rate Preferred shares and MuniFund Term Preferred shares equaled $3.59. On a per share basis, asset coverage is $89,857 and $35.94 for Auction Rate Preferred shares and MuniFund Term Preferred shares, respectively.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred shares, MuniFund Term Preferred shares and/or Variable Rate Demand Preferred shares, where applicable.

(a) Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

      Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(b) After expense reimbursement from the Adviser, where applicable. Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund's net cash on deposit with the custodian bank, where applicable. As of August 1, 2009, the Adviser is no longer reimbursing New York Dividend Advantage (NAN) for any fees and expenses.

(c) The expense ratios reflect, among other things and where applicable, payments to MuniFund Term Preferred shareholders, Variable Rate Demand Preferred shareholders and the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 - MuniFund Term Preferred Shares, Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively.

(d)   For the six months ended March 31, 2010.

                                 See accompanying notes to financial statements.

                                                           Nuveen Investments 67

| Financial
| Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

                                               INVESTMENT OPERATIONS                               LESS DISTRIBUTIONS
                              --------------------------------------------------------------   ----------------------------
                                                        DISTRIBUTIONS  DISTRIBUTIONS
                                                             FROM NET           FROM
                                                           INVESTMENT        CAPITAL                   NET
                   BEGINNING                                INCOME TO       GAINS TO            INVESTMENT   CAPITAL
                      COMMON                        NET  AUCTION RATE   AUCTION RATE             INCOME TO  GAINS TO
                       SHARE         NET      REALIZED/     PREFERRED      PREFERRED                COMMON    COMMON
                   NET ASSET  INVESTMENT     UNREALIZED        SHARE-         SHARE-                SHARE-    SHARE-
                       VALUE      INCOME     GAIN (LOSS)      HOLDERS+       HOLDERS+    TOTAL     HOLDERS   HOLDERS   TOTAL
-----------------------------------------------------------------------------------------------------------------------------
NEW YORK DIVIDEND ADVANTAGE 2 (NXK)
-----------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2010(d)             $  14.76  $      .44  $        (.23) $       (.01)  $         --** $   .20  $     (.40) $   (.01) $ (.41)
2009                   13.14         .92           1.66          (.05)          (.04)     2.49        (.73)     (.14)   (.87)
2008                   14.80         .95          (1.64)         (.23)          (.01)     (.93)       (.69)     (.04)   (.73)
2007                   15.29         .95           (.34)         (.24)          (.02)      .35        (.76)     (.08)   (.84)
2006                   15.57         .97            .05          (.20)          (.03)      .79        (.87)     (.20)  (1.07)
2005                   15.60        1.01            .10          (.13)            --**     .98        (.95)     (.06)  (1.01)
=============================================================================================================================


                    DISCOUNT
                        FROM
                      COMMON
                      SHARES                     ENDING
                      REPUR-                     COMMON
                      CHASED                      SHARE        ENDING
                         AND    OFFERING      NET ASSET        MARKET
                     RETIRED       COSTS          VALUE         VALUE
----------------------------------------------------------------------
NEW YORK DIVIDEND ADVANTAGE 2 (NXK)
----------------------------------------------------------------------
Year Ended 9/30:
2010(d)                $  --  $       --  $       14.55  $      13.65
2009                      --          --          14.76         13.41
2008                      --          --          13.14         11.15
2007                      --          --          14.80         14.16
2006                      --          --          15.29         15.47
2005                      --          --          15.57         15.34
=======================================================================

              AUCTION RATE PREFERRED SHARES AT END OF PERIOD
             ------------------------------------------------
                        AGGREGATE  LIQUIDATION
                           AMOUNT   AND MARKET         ASSET
                      OUTSTANDING        VALUE      COVERAGE
                             (000)   PER SHARE     PER SHARE
-------------------------------------------------------------
NEW YORK DIVIDEND ADVANTAGE 2 (NXK)
-------------------------------------------------------------
Year Ended 9/30:
2010(d)              $     34,100  $    25,000  $     94,204
2009                       34,100       25,000        95,198
2008                       34,100       25,000        87,566
2007                       47,000       25,000        76,140
2006                       47,000       25,000        77,695
2005                       47,000       25,000        78,514
=============================================================

68 Nuveen Investments

                                                                     RATIOS/SUPPLEMENTAL DATA
                                    ------------------------------------------------------------------------------------------------
                                                    RATIOS TO AVERAGE NET ASSETS               RATIOS TO AVERAGE NET ASSETS
                                                    APPLICABLE TO COMMON SHARES                 APPLICABLE TO COMMON SHARES
             TOTAL RETURNS                            BEFORE REIMBURSEMENT++                     AFTER REIMBURSEMENT++(b)
          --------------------                   -------------------------------    -----------------------------------------------
                        BASED         ENDING
                           ON            NET
             BASED     COMMON         ASSETS
                ON  SHARE NET     APPLICABLE      EXPENSES    EXPENSES         NET    EXPENSES     EXPENSES          NET   PORTFOLIO
            MARKET      ASSET      TO COMMON     INCLUDING   EXCLUDING  INVESTMENT   INCLUDING    EXCLUDING   INVESTMENT    TURNOVER
           VALUE(a)   VALUE(a)   SHARES (000)   INTEREST(c)   INTEREST      INCOME  INTEREST(c)    INTEREST       INCOME        RATE
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK DIVIDEND ADVANTAGE 2 (NXK)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2010(d)       4.94%      1.37%  $     94,394         1.26%*      1.18%*      6.00%*       1.11%*      1.03%*       6.15%*         4%
2009         29.95      20.06         95,751         1.36        1.16        6.83         1.18         .98         7.01           0
2008        (16.79)     (6.63)        85,340         1.37        1.23        6.25         1.11         .97         6.51          17
2007         (3.20)      2.35         96,144         1.32        1.22        5.98          .99         .89         6.31          17
2006          7.96       5.37         99,067         1.19        1.19        5.96          .78         .78         6.36          14
2005         10.61       6.45        100,606         1.18        1.18        6.01          .74         .74         6.45          19
====================================================================================================================================

*     Annualized.

**    Rounds to less than $.01 per share.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred shares.

(a) Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

      Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(b) After expense reimbursement from the Adviser, where applicable. Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund's net cash on deposit with the custodian bank, where applicable.

(c) The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 - Inverse Floating Rate Securities.

(d)   For the six months ended March 31, 2010.

                                 See accompanying notes to financial statements.

                                                           Nuveen Investments 69

Reinvest Automatically
Easily and Conveniently

NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

NUVEEN CLOSED-END FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price

70 Nuveen Investments
per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

                                                           Nuveen Investments 71

Glossary of Terms
Used in this Report

o AUCTION RATE BOND: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have "failed", with current holders receiving a formula-based interest rate until the next scheduled auction.

o AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

o AVERAGE EFFECTIVE MATURITY: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio's residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

o INVERSE FLOATERS: Inverse floating rate securities, also known as inverse floaters, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

o LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

72 Nuveen Investments

o MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

o NET ASSET VALUE (NAV): A Fund's NAV per share is calculated by subtracting the liabilities of the Fund (including any Preferred Shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

o PRE-REFUNDING: Pre-refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond's credit rating and thus its value.

o TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

o ZERO COUPON BOND: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

                                                           Nuveen Investments 73

Notes

74 Nuveen Investments

Notes

                                                           Nuveen Investments 75

Notes

76 Nuveen Investments

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Other Useful Information

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

You may obtain (i) each Fund's quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the twelve-month period ended June 30, 2009, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange ("NYSE") the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

COMMON AND PREFERRED SHARE INFORMATION

Each Fund intends to repurchase and/or redeem shares of its own common and/or auction rate preferred stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased and/or redeemed shares of their common and/or auction rate preferred stock as shown in the accompanying table.

                    COMMON SHARES              PREFERRED SHARES
FUND                  REPURCHASED                      REDEEMED

NNY                            --                           N/A
NYV                            --                           N/A
NNP                            --                         3,506
NAN                            --                         1,180
NXK                            --                            --

N/A - Fund is not authorized to issue auction rate preferred shares.

Any future repurchases and/or redemptions will be reported to shareholders in the next annual or semi-annual report.

BOARD OF DIRECTORS/TRUSTEES
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Terence J. Toth

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Company
Boston, MA

TRANSFER AGENT AND SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL

                                                           Nuveen Investments 77

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, longterm investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

FOCUSED ON MEETING INVESTOR NEEDS.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. We market our growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, Nuveen Investments managed approximately $150 billion of assets on March 31, 2010.

FIND OUT HOW WE CAN HELP YOU.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or NUVEEN INVESTMENTS, 333 W. WACKER DR., CHICAGO, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: WWW.NUVEEN.COM/CEF

o     Share prices

o     Fund details

o     Daily financial news

o     Investor education

o     Interactive planning tools

Distributed by
Nuveen Investments, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com

                                                                     ESA-A-0310D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)  See Portfolio of Investments in Item 1.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors or Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen New York Municipal Value Fund 2
            -----------------------------------------------------------

By (Signature and Title)  /s/ Kevin J. McCarthy
                         ----------------------------------------------
                          Kevin J. McCarthy
                          (Vice President and Secretary)

Date: June 7, 2010
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: June 7, 2010
    -------------------------------------------------------------------

By (Signature and Title)  /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: June 7, 2010
    -------------------------------------------------------------------